As filed with the Securities and Exchange Commission on September 14, 2007
                       1933 Act Registration No. 002-85229
                       1940 Act Registration No. 811-03802

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
      Pre-Effective Amendment No.                [ ]
                                     -------
      Post-Effective Amendment No.      58       [X]
                                     -------

                                           and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]
      Amendment No.                     59       [X]
                                     -------

                        (Check appropriate box or boxes)

                            -------------------------

                          LEHMAN BROTHERS INCOME FUNDS
               (Exact Name of Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (212) 476-8800

                                Peter E. Sundman
           Chairman of the Board, Chief Executive Officer and Trustee
                          Lehman Brothers Income Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                     (Name and Address of Agent for Service)

                                 With copies to:

                            Arthur C. Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                       -----------------------------------

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

     immediately upon filing pursuant to paragraph (b)
----
 X   on September 15, 2007 pursuant to paragraph (b)
----
     60 days after filing pursuant to paragraph (a)(1)
----
     on                    pursuant to paragraph (a)(1)
----    ------------------
     75 days after filing pursuant to paragraph (a)(2)
----
     on                    pursuant to paragraph (a)(2)
----    ------------------

If appropriate, check the following box:
___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities being registered: Investor Class Shares and Reserve Class Shares of Lehman Brothers California Tax-Free Money Fund.


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                          LEHMAN BROTHERS INCOME FUNDS

            CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 58 ON FORM N-1A

This Post-Effective Amendment consists of the following papers and documents.


Cover Sheet

Contents of Post-Effective Amendment No. 58 on Form N-1A

Part A - Investor Class Prospectus
         Reserve Class Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Pages

Exhibits









This filing is intended to affect the Registration Statement only with respect to the series designated Lehman Brothers California Tax-Free Money Fund.


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LEHMAN BROTHERS
CALIFORNIA TAX-FREE MONEY FUND

INVESTOR CLASS SHARES





Prospectus September 15, 2007


[GRAPHIC OMITTED]

LEHMAN BROTHERS ASSET MANAGEMENT

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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CONTENTS

INVESTOR CLASS SHARES
LEHMAN BROTHERS CALIFORNIA TAX-FREE MONEY FUND...............................2

YOUR INVESTMENT

Eligible Accounts............................................................8

Maintaining Your Account.....................................................8

Market Timing Policy........................................................11

Portfolio Holdings Policy...................................................11

Buying Shares...............................................................12

Selling Shares..............................................................13

Share Prices................................................................14

Privileges and Services.....................................................14

Distributions and Taxes.....................................................14

Fund Structure..............................................................15

THIS FUND:
o is designed for investors seeking capital preservation, liquidity and income
o is designed for investors seeking income exemption from federal income tax and California state personal income tax
o offers you the opportunity to participate in financial markets through a professionally managed money market portfolio
o   is a money market sweep fund for certain eligible accounts
o is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency.
o carries certain risks. This prospectus discusses principal risks of investing in Fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

Please note that shares of Lehman Brothers California Tax-Free Money Fund are not available in all states. Shares of Lehman Brothers California Tax-Free Money Fund are only available in states in which they are authorized for purchase.


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(c)2007 Lehman Brothers Asset Management LLC. All rights reserved. "Neuberger
Berman Management Inc." and the individual Fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc.
(c)2007 Neuberger Berman Management Inc. All rights reserved.
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LEHMAN BROTHERS CALIFORNIA TAX-FREE MONEY FUND             Ticker Symbol:  LCIXX


GOAL & STRATEGY

THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX AND CALIFORNIA STATE PERSONAL INCOME TAX THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Fund normally invests at least 80% of its net assets in high-quality, short-term municipal securities that provide income that is exempt from federal income tax and California state personal income tax. The Fund also normally invests at least 80% of its net assets in securities the interest on which is not a tax preference item for federal alternative minimum tax purposes. The Fund seeks to maintain a stable $1.00 share price. The Fund's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for purposes of the federal alternative minimum tax. For investors that live outside of California, a portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The portfolio managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities of California and other municipalities against their levels of interest rate and credit risk.

Based on their analysis, the portfolio managers invest the Fund's assets primarily in a mix of municipal securities of California that is intended to provide as high a tax-exempt yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Fund may invest in taxable securities, the interest income on which is subject to federal income tax and California state personal income tax and/or is a tax preference item for purposes of the federal alternative minimum tax.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE FUND HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

                                       2
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MAIN RISKS

Most of the Fund's performance depends on credit quality and interest rates. Because the Fund emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money funds.

When interest rates fall, the Fund's yields typically will fall as well. Over time, the Fund may produce lower returns than other bond or stock investments, and may not always keep pace with inflation.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Fund's performance. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

Because the Fund intends to invest primarily in municipal securities of California issuers, it is more vulnerable to unfavorable developments in California than are funds that invest in municipal securities of many states.

To the extent that the Fund invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax adviser for more information.

The Fund is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE FUND INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE FUND AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT FEDERALLY TAX-EXEMPT, AND/OR NOT CALIFORNIA STATE TAX-EXEMPT, AND MAY MEAN LOST OPPORTUNITIES.

                                       3
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PERFORMANCE

When this prospectus was prepared, the Fund was new and had no performance record to report. Accordingly, performance charts are not included.


TO OBTAIN THE FUND'S CURRENT YIELD, CONTACT YOUR LEHMAN BROTHERS REPRESENTATIVE OR VISIT WWW.LEHMANAM.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE FUND'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

                                       4
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INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. You pay your share of annual operating expenses which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE

----------------------------------------------
  SHAREHOLDER FEES                      None

  ANNUAL OPERATING EXPENSES
  (% OF AVERAGE NET ASSETS)
  These are deducted from Fund
  assets, so you pay them
  indirectly.

  Management fees*                      0.52
  Distribution (12b-1) fees             None

  Other expenses**                      0.13
 -------------------------------------------
  Total annual operating expenses***    0.65
----------------------------------------------


EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


---------------------------------------------
               1 Year     3 Years
 -------------------------------------------
  Expenses      $66        $208
---------------------------------------------


*   "Management fees" includes investment management and administration fees.

** "Other expenses" are based on estimated amounts for the current fiscal year and estimated net assets of $100 million.

*** Neuberger Berman Management Inc. (NBMI) has voluntarily agreed to reimburse and/or waive certain expenses of the Investor Class of the Fund, so that the total annual operating expenses of that Class are limited to 0.50% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. NBMI may, at its sole discretion, terminate this voluntary commitment without notice to the Fund.


INVESTMENT MANAGER

NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Lehman Brothers Asset Management LLC as sub-adviser to choose the Fund's investments and handle its day-to-day business. As investment manager, the Manager is responsible for overseeing the activities of Lehman Brothers Asset Management LLC. The Manager and Lehman Brothers Asset Management LLC are subsidiaries of Lehman Brothers Holdings Inc. Together, the Neuberger Berman affiliates manage $126.9 billion in total assets (as of 12/31/2006) and continue an asset management history that began in 1939. The Fund will pay the Manager fees at the annual rate of 0.25% of the first $500 million, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% in excess of $2 billion of the Fund's average daily net assets for investment management services and 0.27% of average daily net assets for administrative services provided to the Fund's Investor Class shares.

                                       5
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PORTFOLIO MANAGERS

WILLIAM J. FURRER, Senior Vice President, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC) ("Lehman Brothers Asset Management"), joined Lehman Brothers Asset Management in 2005. Previously, Mr. Furrer managed funds for another investment adviser since 1990.


KRISTIAN J. LIND, Vice President, Lehman Brothers Asset Management LLC, joined Lehman Brothers Asset Management LLC in 2005. Previously, Ms. Lind was an assistant portfolio manager with another investment adviser.

                                       6
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FINANCIAL HIGHLIGHTS

When this prospectus was prepared, the Fund was new and had no financial highlights to report.

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YOUR INVESTMENT

ELIGIBLE ACCOUNTS

The Fund offers its Investor Class shares for purchase by investors directly and through investment providers. Investor Class shares are also available as cash sweep vehicles for certain institutional investors. The Investor Class has a minimum initial investment of $2,000.

The Investor Class shares of the Fund are also available to other accounts managed by Lehman Brothers or its affiliates and other investment providers.

The fees and policies outlined in this prospectus are set by the Fund and by Neuberger Berman Management Inc. (NBMI). However, you may receive information you will need for managing your investment from Lehman Brothers or from your investment provider. This includes information on how to buy and sell Investor Class shares, investor services, and additional policies.

In exchange for the services it offers, your investment provider may charge fees, which are generally in addition to those described in this prospectus.

MAINTAINING YOUR ACCOUNT

PURCHASING SHARES AS CASH SWEEP VEHICLES

The Fund offers its Investor Class shares as cash sweep vehicles for investment advisory, brokerage and other accounts managed or established at Lehman Brothers or its affiliates. Fund shares may be made available to other programs in the future. To open a sweep account, contact Lehman Brothers. All investments must be made in U.S. dollars.

The Fund is designed so that free credit cash balances held in an eligible account can be automatically invested in Fund shares. All such available cash balances of $2000 or more in an eligible account are automatically invested in Fund shares on a daily basis. These amounts include proceeds of securities sold in your account.

PURCHASING SHARES DIRECTLY OR THROUGH AN INVESTMENT PROVIDER

WHEN YOU BUY SHARES -- Instructions for buying shares directly are under "Buying Shares." See "Investment Providers" if you are buying shares through Lehman Brothers or through an investment provider. Whenever you make an initial investment in the Fund or add to an existing account (except with an automatic investment), you will be sent a statement confirming your transaction if you bought shares directly. Investors who bought shares through Lehman Brothers or through an investment provider should contact their investment provider for information regarding transaction statements. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank.

When you purchase shares, you will receive the next share price to be calculated after your order has been accepted. Purchase orders are deemed "accepted" when the Fund's transfer agent has received your check or other payment for the shares. In addition, if you have established a systematic investment program ("SIP") with the Fund, your order is deemed accepted on the date you preselected on your SIP application for the systematic investments to occur. NBMI will process orders on the day received if your payment is received by the close of the Federal Reserve Wire System (6:00 p.m., Eastern time). Fund investors whose purchase orders are converted to "federal funds" before 6:00 p.m., Eastern time will accrue a dividend the same day. Normally, for the Fund, dividends are first earned or accrued the day your purchase order is accepted.

WHEN YOU SELL SHARES -- If you bought your shares directly, instructions for selling shares are under "Selling Shares." See "Investment Providers" if you want to sell shares you purchased through Lehman Brothers or through an investment provider. You can place an order to sell some or all of your shares at any time. When you sell shares, you will receive the next share price to be calculated after your order has been accepted. Redemption orders are deemed "accepted" when the

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Fund's transfer agent receives your order to sell. Fund investors whose order to sell shares is accepted before 3:00 p.m. will not receive dividends on the day of the sale.

In some cases, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees"). These cases include:

o   when selling more than $50,000 worth of shares

o when you want the check for the proceeds to be made out to someone other than an owner of record, or sent somewhere other than the address of record

o when you want the proceeds sent by wire or electronic transfer to a bank account you have not designated in advance

When selling shares in an account that you do not intend to close, remember to leave at least $2,000 worth of shares in the account. Otherwise, the Fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and send you the proceeds by mail.

The Fund reserves the right to pay in kind for redemptions. The Fund does not redeem in kind under normal circumstances but would do so when NBMI has determined that it is in the best interests of the Fund's shareholders as a whole.

UNCASHED CHECKS -- We do not pay interest on uncashed checks from Fund distributions or the sale of Fund shares. We are not responsible for checks after they are sent to you. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

STATEMENTS AND CONFIRMATIONS -- Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

WHEN YOU EXCHANGE SHARES -- You can move money from one fund to the same class of another fund in the fund family through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of the other fund. There are three things to remember when making an exchange:

o   both accounts must have the same registration

o you will need to observe the minimum investment and minimum account balance requirements for the Fund accounts involved

The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Fund management and affect costs and performance for other shareholders.

Placing orders by telephone -- Fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you do not want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as the Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

Proceeds from the sale of shares --The proceeds from the shares you sell are generally sent out the same business day your sell order is executed, and nearly always within seven business days. There are two cases in which proceeds may be delayed beyond this time:

o   in unusual circumstances where the law allows additional time if needed

o if a check you wrote to buy shares has not cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase.

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

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The Fund does not issue certificates for shares.

OTHER POLICIES -- Under certain circumstances, the Fund reserves the right to:

o   suspend the offering of shares

o   reject any exchange or purchase order

o suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order

o   change, suspend, or revoke the exchange privilege

o   suspend the telephone order privilege

o satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders

o suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when trading on the New York Stock Exchange (Exchange) is restricted, or as otherwise permitted by the SEC

o suspend or postpone your right to sell Fund shares, or postpone payments on redemptions for more than seven days, on days when the Exchange, Federal Reserve Wire System (Federal Reserve) or the bond market is closed

o suspend or postpone your right to sell Fund shares, or postpone payments on redemptions for more than seven days, on days when the Exchange, Federal Reserve or the bond market closes early (e.g. on the eve of a major holiday or because of a local emergency, such as a blizzard)

o postpone payments for redemption requests received after 3:00 p.m. Eastern time until the next business day, which would mean that your redemption proceeds would not be available to you on the day you placed your redemption order

o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors

o take orders to purchase or sell Fund shares when the Exchange or Federal Reserve is closed.

MEDALLION SIGNATURE GUARANTEES

YOU MAY NEED A MEDALLION SIGNATURE GUARANTEE WHEN YOU SELL SHARES DIRECTLY OR THROUGH AN INVESTMENT PROVIDER. A MEDALLION SIGNATURE GUARANTEE IS A GUARANTEE THAT YOUR SIGNATURE IS AUTHENTIC.

MOST BANKS, BROKERS, AND OTHER FINANCIAL INSTITUTIONS CAN PROVIDE YOU WITH ONE. SOME MAY CHARGE A FEE; OTHERS MAY NOT, PARTICULARLY IF YOU ARE A CUSTOMER OF THEIRS.

MEDALLION SIGNATURE GUARANTEES ARE REQUIRED FOR A VARIETY OF TRANSACTIONS INCLUDING REQUESTS FOR CHANGES TO YOUR ACCOUNT, EXCHANGE PRIVILEGES OR INSTRUCTIONS FOR DISTRIBUTION OF PROCEEDS. WE RESERVE THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE ON ANY TRANSACTION AT OUR DISCRETION.

A NOTARIZED SIGNATURE FROM A NOTARY PUBLIC IS NOT A MEDALLION SIGNATURE
GUARANTEE.

INVESTMENT PROVIDERS

THE INVESTOR CLASS SHARES OF THE FUND MAY ALSO BE PURCHASED THROUGH CERTAIN INVESTMENT PROVIDERS SUCH AS BANKS, BROKERAGE FIRMS AND FINANCIAL ADVISERS.

THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUND AND BY NBMI. HOWEVER, IF YOU USE AN INVESTMENT PROVIDER, MOST OF THE INFORMATION YOU WILL NEED FOR MANAGING YOUR INVESTMENT WILL COME FROM THAT PROVIDER. THIS INCLUDES INFORMATION ON HOW TO BUY AND SELL SHARES, INVESTOR SERVICES, AND ADDITIONAL POLICIES.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST CONTACT THAT PROVIDER TO BUY OR SELL SHARES OF THE FUND DESCRIBED IN THIS PROSPECTUS.

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MOST INVESTMENT PROVIDERS ALLOW YOU TO TAKE ADVANTAGE OF THE FUND EXCHANGE
PROGRAM, WHICH IS DESIGNED FOR MOVING MONEY FROM ONE FUND TO THE SAME CLASS OF ANOTHER FUND IN THE FUND FAMILY THROUGH AN EXCHANGE OF SHARES. SEE "WHEN YOU EXCHANGE SHARES" FOR MORE INFORMATION.

ADDITIONAL PAYMENTS TO INVESTMENT PROVIDERS

NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES WILL PAY ADDITIONAL COMPENSATION, OUT OF THEIR OWN RESOURCES AND NOT AS AN EXPENSE OF THE FUND, TO CERTAIN INVESTMENT PROVIDERS OR OTHER FINANCIAL INTERMEDIARIES, INCLUDING AFFILIATES, IN CONNECTION WITH THE SALE, DISTRIBUTION, RETENTION AND/OR SERVICING OF FUND SHARES. IF YOUR INVESTMENT PROVIDER RECEIVES SUCH PAYMENTS, THESE PAYMENTS MAY CREATE AN INCENTIVE FOR YOUR INVESTMENT PROVIDER OR ITS EMPLOYEES TO RECOMMEND OR SELL SHARES OF THE FUND TO YOU. IF YOU HAVE PURCHASED SHARES OF THE FUND THROUGH AN INVESTMENT PROVIDER, PLEASE SPEAK WITH YOUR INVESTMENT PROVIDER TO LEARN MORE ABOUT ANY PAYMENTS IT RECEIVES FROM NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES, AS WELL AS FEES AND/OR COMMISSIONS THE INVESTMENT PROVIDER CHARGES. YOU SHOULD ALSO CONSULT DISCLOSURES MADE BY YOUR INVESTMENT PROVIDER AT THE TIME OF PURCHASE. ANY SUCH PAYMENTS WILL NOT CHANGE THE NET ASSET VALUE OR THE PRICE OF THE FUND'S SHARES. FOR MORE INFORMATION, PLEASE SEE THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.


INFORMATION REQUIRED FROM NEW ACCOUNTS

TO HELP THE U.S. GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY, AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.

WHEN YOU OPEN AN ACCOUNT, WE (WHICH MAY INCLUDE YOUR INVESTMENT PROVIDER ACTING ON OUR BEHALF) WILL REQUIRE YOUR NAME, ADDRESS, DATE OF BIRTH, AND SOCIAL SECURITY NUMBER OR OTHER IDENTIFYING NUMBER. WE MAY ALSO REQUIRE OTHER IDENTIFYING DOCUMENTS. IF WE CANNOT VERIFY THE INFORMATION YOU SUPPLY TO US OR IF IT IS INCOMPLETE, WE MAY BE REQUIRED TO RETURN YOUR FUNDS OR REDEEM YOUR ACCOUNT.

MARKET TIMING POLICY

In light of the nature and high quality of the Fund's investments and its investment strategy to maintain a stable share price, the market-timing policies adopted by the Fund's Trustees that are applicable to other funds in the fund family are generally not applicable with respect to frequent purchases, exchanges and redemptions of the Fund's shares ("market-timing activities"). It is expected that the Fund will be used by shareholders for short-term investing and by certain selected accounts utilizing the Fund as a cash sweep vehicle. However, frequent purchases, exchanges and redemptions of Fund shares can interfere with Fund management and affect costs and performance for other shareholders. Therefore, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege or suspend the telephone order privilege in order to combat such activities.

PORTFOLIO HOLDINGS POLICY

A description of the Fund's policies and procedures with respect to the disclosure of its portfolio holdings is available in its Statement of Additional Information. The complete portfolio holdings for the Fund are available at https:// www.lehmanam.com/publiccp/LAM/americas/cash_mgmt.html. Month-end holdings will be posted approximately 15 days after each month-end and mid-month holdings will be posted on approximately the last business day of the month.

The Fund's complete portfolio holdings will remain available at www.lehmanam.com until the subsequent period's holdings have been posted. Complete holdings for the Fund will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

--------------------------------------------------------------------------------

If you are buying or selling shares directly, instructions are provided in the following charts. Investors buying or selling shares through Lehman Brothers or an investment provider should contact them for instructions.

BUYING SHARES

METHOD                THINGS TO KNOW                                    INSTRUCTIONS
----------------------------------------------------------------------------------------------------------------------------
SENDING US A CHECK    Your first investment must be at least            Fill out the application and enclose your
                      $2,000                                            check

                      Additional investments can be as little as        If regular first-class mail, send to:
                      $100                                              Lehman Brothers Funds
                                                                        Boston Service Center
                      We cannot accept cash, money orders,              P.O. Box 8403
                      starter checks, cashier's checks, travelers       Boston, MA 02266-8403
                      checks, or other cash equivalents
                                                                        If express delivery, registered mail, or certified
                      You will be responsible for any losses or         mail, send to:
                      fees resulting from a bad check; if               Lehman Brothers Funds
                      necessary, we may sell other shares               c/o State Street Bank and Trust Company
                      belonging to you in order to cover these          30 Dan Road
                      losses                                            Canton, MA 02021

                      All checks must be made out to "Lehman
                      Brothers Funds"; we cannot accept checks
                      made out to you or other parties and
                      signed over to us
----------------------------------------------------------------------------------------------------------------------------
WIRING MONEY          A wire for a first investment must be for at      Before wiring any money, call 888-556-9030
                      least $2,000                                      for an order confirmation

                      Wires for additional investments must be          Have your financial institution send your wire
                      for at least $1,000                               to State Street Bank and Trust Company

                                                                        Include your name, the fund name, your
                                                                        account number and other information as
                                                                        requested
----------------------------------------------------------------------------------------------------------------------------
EXCHANGING FROM       An exchange for a first investment must be        Call 888-556-9030 to place your order
ANOTHER FUND          for at least $2,000; additional investments
                      must be for at least $1,000

                      Both accounts involved must be registered in the same name, address and tax ID number

                      An exchange order cannot be cancelled or
                      changed once it has been placed
----------------------------------------------------------------------------------------------------------------------------
BY TELEPHONE          We do not accept phone orders for a first         Call 888-556-9030 to notify us of your
                      investment                                        purchase

                      Additional investments must be for at least       Immediately follow up with a wire or
                      $1,000                                            electronic transfer

                      Additional shares will be purchased when
                      your order is accepted
----------------------------------------------------------------------------------------------------------------------------
SETTING UP            All investments must be at least $100             Call 888-556-9030 for instructions
SYSTEMATIC
INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SELLING SHARES

METHOD                 THINGS TO KNOW                                    INSTRUCTIONS
----------------------------------------------------------------------------------------------------------------------------
SENDING US A LETTER    Unless you instruct us otherwise, we will         Send us a letter requesting us to sell shares
                       mail your proceeds by check to the address        signed by all registered owners; include your
                       of record, payable to the registered              name, account number, the fund name, the
                       owner(s)                                          dollar amount or number of shares you want
                                                                         to sell, and any other instructions
                       If you have designated a bank account on
                       your application, you can request that we         If regular first-class mail, send to:
                       wire the proceeds to this account; if the         Lehman Brothers Funds
                       total balance in all of your Lehman Brothers      Boston Service Center
                       fund accounts is less than $200,000, you          P.O. Box 8403
                       will be charged an $8.00 wire fee                 Boston, MA 02266-8403

                       You can also request that we send the             If express delivery, registered mail, or certified
                       proceeds to your designated bank account          mail, send to:
                       by electronic transfer (ACH) without fee          Lehman Brothers Funds
                                                                         c/o State Street Bank and Trust Company
                       You may need a Medallion signature                30 Dan Road
                       guarantee                                         Canton, MA 02021

                       Please also supply us with your e-mail
                       address and daytime telephone number
                       when you write to us in the event we need
                       to reach you
----------------------------------------------------------------------------------------------------------------------------
SENDING US A FAX       For amounts of up to $50,000                      Write a request to sell shares as described
                                                                         above
                       Not available if you have changed the
                       address on the account in the past 15 days        Call 888-556-9030 to obtain the appropriate
                                                                         fax number
----------------------------------------------------------------------------------------------------------------------------
CALLING IN YOUR        All phone orders to sell shares must be for       Call 888-556-9030 to place your order
ORDER                  at least $1,000 unless you are closing out
                       an account                                        Give your name, account number, the fund
                                                                         name, the dollar amount or number of
                       Not available if you have declined the            shares you want to sell, and any other
                       phone option or are selling shares in certain     instructions
                       retirement accounts (The only exception is
                       for those retirement shareholders who are
                       at least 591/2 or older and have their
                       birthdates on file)

                       Not available if you have changed the
                       address on the account in the past 15 days

----------------------------------------------------------------------------------------------------------------------------
EXCHANGING INTO        All exchanges must be for at least $1,000         Call 888-556-9030 to place your order
ANOTHER FUND
                       Both accounts must be registered in the
                       same name, address and tax ID number

                       An exchange order cannot be cancelled or
                       changed once it has been placed
----------------------------------------------------------------------------------------------------------------------------
SETTING UP             For accounts with at least $5,000 worth of        Call 888-556-9030 for instructions
SYSTEMATIC             shares in them
WITHDRAWALS
                       Withdrawals must be at least $100
----------------------------------------------------------------------------------------------------------------------------
BY CHECK               Withdrawals must be for at least $250
                       Cannot include dividends accrued but not
                       yet posted to your account
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHARE PRICES

Because Investor Class shares of the Fund do not have sales charges, the price you pay for each share of the Fund is the net asset value per share. Similarly, because there are no fees for selling shares, the Fund pays you the full share price when you sell shares. Remember that your investment provider may charge fees for its investment management services.

The Fund is open for business every day that both the Exchange and the Federal Reserve are open. The Exchange and the Federal Reserve are closed on all national holidays; the Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Fund shares will not be priced on those days and any other day the Exchange or Federal Reserve is closed. On days when the financial markets or bond markets close early, such as the day after Thanksgiving and Christmas Eve, the Fund may close early and all orders received after such earlier closing times will be processed the following business day. Because fixed income securities trade in markets outside the Exchange, the Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.lehmanam.com.

In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Maintaining Your Account" for instructions on placing orders). We cannot accept your purchase order until payment has been received. The Fund calculates its share price as of 3:00 p.m. on business days. If you use an investment provider, you should check with it to find out by what time your order must be received so that it can be processed the same day.

SHARE PRICE CALCULATIONS

THE PRICE OF INVESTOR CLASS SHARES OF THE FUND IS THE TOTAL VALUE OF THE FUND ASSETS ATTRIBUTABLE TO THE INVESTOR CLASS SHARES MINUS THE LIABILITIES ATTRIBUTABLE TO THAT CLASS, DIVIDED BY THE TOTAL NUMBER OF INVESTOR CLASS SHARES OUTSTANDING. THE FUND DOES NOT ANTICIPATE THAT ITS SHARE PRICE WILL FLUCTUATE.

WHEN VALUING PORTFOLIO SECURITIES, THE FUND USES A CONSTANT AMORTIZATION
METHOD.

PRIVILEGES AND SERVICES

Investors buying or selling shares through Lehman Brothers or an investment provider should contact them for instructions on any services.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS -- The Fund pays out to shareholders net investment income and net realized capital gains, if any. Ordinarily, the Fund declares income dividends (which may include the excess of net short-term capital gain over net long-term capital loss ("short-term gain"), if any) daily and pays them monthly. The Fund does not anticipate realizing, and therefore making any distributions of, net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss).

Unless you designate otherwise, your income dividends from the Fund will be reinvested in additional Investor Class shares of the Fund. However, if you prefer you may receive all distributions in cash. Distributions taken in cash can be sent to you by check or electronic transfer to a designated bank account or invested in Investor Class shares of another fund in the fund family with the same account registration. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must advise it whether you wish these distributions to be reinvested in additional Investor Class Fund shares or paid in cash.

--------------------------------------------------------------------------------

HOW DISTRIBUTIONS ARE TAXED -- The part of the Fund's income dividends that is designated as "exempt-interest dividends" (that is, the part of its distributions equal to the excess of its interest that is excludable from gross income for federal income tax purposes over certain amounts disallowed as deductions) will be excludable from its shareholders' gross income for those purposes. Accordingly, shares of the Fund are not appropriate investments for tax-advantaged retirement plans and accounts and other tax-exempt investors.

The Fund may invest in securities or use techniques that produce taxable income. Distributions of net income (other than exempt-interest dividends) and short-term gain are generally taxed as ordinary income. It is not expected that any of the Fund's distributions will be attributable to "qualified dividend income" (generally, dividends the Fund receives on stock of most U.S. and certain foreign corporations), which is subject to a 15% maximum federal income tax rate for individual shareholders.

Distributions other than exempt-interest dividends generally are taxable to you in the year you receive them. In some cases, however, distributions you receive in January are taxable as if they had been paid the previous December 31.

Any exempt-interest dividend that a corporate shareholder receives will be included in "adjusted current earnings" for purposes of the federal alternative minimum tax, and part of the Fund's income dividends may be a tax preference item for purposes of the federal alternative minimum tax.

Distributions derived from interest on municipal securities of California issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from California state personal income tax. Corporate shareholders should be aware that such distributions are subject to California state corporate franchise tax. Distributions that are taxable as ordinary income for federal income tax purposes are generally subject to California state personal income tax.

HOW SHARE TRANSACTIONS ARE TAXED -- Shareholders that sell shares of the Fund will not realize a taxable gain or loss as long as the Fund maintains a share price of $1.00.

TAXES AND YOU

THE TAXES YOU ACTUALLY OWE ON TAXABLE FUND DISTRIBUTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR MARGINAL TAX BRACKET, HOW LONG YOU HELD YOUR SHARES AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MAY HAVE.

FUND STRUCTURE

The Fund uses a "multiple class" structure. The Fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Investor Class shares of the Fund.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

--------------------------------------------------------------------------------

LEHMAN BROTHERS INCOME FUNDS

INVESTOR CLASS SHARES

o   No load, sales charges or 12b-1 fees


If you would like further details on this Fund, you can request a free copy of the following documents:


SHAREHOLDER REPORTS. The shareholder reports offer information about the Fund's recent performance, including:

o a discussion by the Portfolio Managers about strategies and market conditions that significantly affected the Fund's performance

o   Fund performance data and financial statements
o   portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains more comprehensive information on the Fund, including:

o   various types of securities and practices, and their risks
o   investment limitations and additional policies
o   information about the Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser: LEHMAN BROTHERS ASSET MANAGEMENT LLC

OBTAINING INFORMATION

YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:

Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Institutional Support Services: 888-556-9030
Website: www.lehmanam.com

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION,100 F STREET N.E., WASHINGTON, D.C. 20549-9303. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEBSITE AT www.sec.gov.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-551-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.


SEC file number 811-3802
H0576 09/07 DSTO 48557

LEHMAN BROTHERS
CALIFORNIA TAX-FREE MONEY FUND

RESERVE CLASS SHARES





Prospectus September 15, 2007


[GRAPHIC OMITTED]



LEHMAN BROTHERS ASSET MANAGEMENT

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

CONTENTS

RESERVE CLASS SHARES
Lehman Brothers California Tax-Free Money Fund...............................2



YOUR INVESTMENT

Eligible Accounts............................................................8

Maintaining Your Account.....................................................8

Market Timing Policy........................................................11

Portfolio Holdings Policy...................................................11

Buying Shares...............................................................12

Selling Shares..............................................................13

Share Prices................................................................14

Distributions and Taxes.....................................................14

Fund Structure..............................................................15


THIS FUND:
o is designed for investors seeking capital preservation, liquidity and income
o is designed for investors seeking income exemption from federal income tax and California state personal income tax
o offers you the opportunity to participate in financial markets through a professionally managed money market portfolio
o   is a money market sweep fund for certain eligible accounts
o is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency.
o carries certain risks. This prospectus discusses principal risks of investing in Fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

Please note that shares of Lehman Brothers California Tax-Free Money Fund are not available in all states. Shares of Lehman Brothers California Tax-Free Money Fund are only available in states in which they are authorized for purchase.


--------------------------------------------------------------------------------
(c)2007 Lehman Brothers Asset Management LLC. All rights reserved. "Neuberger Berman Management Inc." and the individual Fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc.
(c)2007 Neuberger Berman Management Inc. All rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 LEHMAN BROTHERS CALIFORNIA TAX-FREE MONEY FUND               Ticker Symbol:
                                                              LCRXX




GOAL & STRATEGY

THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX AND CALIFORNIA STATE PERSONAL INCOME TAX THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Fund normally invests at least 80% of its net assets in high-quality, short-term municipal securities that provide income that is exempt from federal income tax and California state personal income tax. The Fund also normally invests at least 80% of its net assets in securities the interest on which is not a tax preference item for federal alternative minimum tax purposes. The Fund seeks to maintain a stable $1.00 share price. The Fund's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for purposes of the federal alternative minimum tax. For investors that live outside of California, a portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The portfolio managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities of California and other municipalities against their levels of interest rate and credit risk.

Based on their analysis, the portfolio managers invest the Fund's assets primarily in a mix of municipal securities of California that is intended to provide as high a tax-exempt yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Fund may invest in taxable securities, the interest income on which is subject to federal income tax and California state personal income tax and/or is a tax preference item for purposes of the federal alternative minimum tax.


MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE FUND HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.


TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Fund's performance depends on credit quality and interest rates. Because the Fund emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money funds.

When interest rates fall, the Fund's yields typically will fall as well. Over time, the Fund may produce lower returns than other bond or stock investments, and may not always keep pace with inflation.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Fund's performance. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

Because the Fund intends to invest primarily in municipal securities of California issuers, it is more vulnerable to unfavorable developments in California than are funds that invest in municipal securities of many states.

To the extent that the Fund invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax adviser for more information.

The Fund is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.


OTHER RISKS

ALTHOUGH THE FUND INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE FUND AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT FEDERALLY TAX-EXEMPT, AND/OR NOT CALIFORNIA STATE TAX-EXEMPT, AND MAY MEAN LOST OPPORTUNITIES.

--------------------------------------------------------------------------------

PERFORMANCE

When this prospectus was prepared, the Fund was new and had no performance record to report. Accordingly, performance charts are not included.


TO OBTAIN THE FUND'S CURRENT YIELD, CONTACT YOUR LEHMAN BROTHERS REPRESENTATIVE OR VISIT WWW.LEHMANAM.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE FUND'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------

INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. You pay your share of annual operating expenses which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE


  SHAREHOLDER FEES                      None
  ANNUAL OPERATING EXPENSES
  (% OF AVERAGE NET ASSETS)
  These are deducted from Fund
  assets, so you pay them
  indirectly.

  Management fees*                      0.33
  Distribution                          None
  (12b-1) fees
  Other expenses**                      0.12

---------------------
  Total annual operating                0.45
  expenses***



EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.



               1 YEAR     3 YEARS
  Expenses    $46        $144


*  "Management fees" includes investment management and administration fees.


** "Other expenses" are based on estimated amounts for the current fiscal year and estimated net assets of $100 million.

*** Neuberger Berman Management Inc. (NBMI) has voluntarily agreed to reimburse and/or waive certain expenses of the Reserve Class of the Fund, so that the total annual operating expenses of that Class are limited to 0.25% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. NBMI may, at its sole discretion, terminate this voluntary commitment without notice to the Fund.




INVESTMENT MANAGER

NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Lehman Brothers Asset Management LLC as sub-adviser to choose the Fund's investments and handle its day-to-day business. As investment manager, the Manager is responsible for overseeing the activities of Lehman Brothers Asset Management LLC. The Manager and Lehman Brothers Asset Management LLC are subsidiaries of Lehman Brothers Holdings Inc. Together, the Neuberger Berman affiliates manage $126.9 billion in total assets (as of 12/31/2006) and continue an asset management history that began in 1939. The Fund will pay the Manager fees at the annual rate of 0.25% of the first $500 million, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% in excess of $2 billion of the Fund's average daily net assets for investment management services and 0.08% of average daily net assets for administrative services provided to the Fund's Reserve Class shares.

--------------------------------------------------------------------------------

PORTFOLIO MANAGERS

WILLIAM J. FURRER, Senior Vice President, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC) ("Lehman Brothers Asset Management"), joined Lehman Brothers Asset Management in 2005. Previously, Mr. Furrer managed funds for another investment adviser since 1990.


KRISTIAN J. LIND, Vice President, Lehman Brothers Asset Management LLC, joined Lehman Brothers Asset Management LLC in 2005. Previously, Ms. Lind was an assistant portfolio manager with another investment adviser.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

When this prospectus was prepared, the Fund was new and had no financial highlights to report.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 YOUR INVESTMENT



ELIGIBLE ACCOUNTS

The Fund offers its Reserve Class shares for purchase by investors directly and through investment providers. Reserve Class shares are also available as cash sweep vehicles for certain institutional investors. The Reserve Class has a minimum initial investment of $1 million.

The Reserve Class shares of the Fund are also available to other accounts managed by Lehman Brothers or its affiliates and other investment providers.

The fees and policies outlined in this prospectus are set by the Fund and by Neuberger Berman Management Inc. (NBMI). However, most of the information you will need for managing your investment will come from Lehman Brothers, Neuberger Berman or from your investment provider. This includes information on how to buy and sell Reserve Class shares, investor services, and additional policies.

In exchange for the services it offers, your investment provider may charge fees, which are generally in addition to those described in this prospectus.


MAINTAINING YOUR ACCOUNT

PURCHASING SHARES AS CASH SWEEP VEHICLES

The Fund offers its Reserve Class shares as cash sweep vehicles for investment advisory, brokerage and other accounts managed or established at Lehman Brothers or its affiliates. Fund shares may be made available to other programs in the future. To open a sweep account, contact Lehman Brothers. All investments must be made in U.S. dollars.

The Fund is designed so that free credit cash balances held in an eligible account can be automatically invested in Fund shares. All such available cash balances in an eligible account are automatically invested in Fund shares on a daily basis. These amounts include proceeds of securities sold in your account.


PURCHASING SHARES DIRECTLY OR THROUGH AN INVESTMENT PROVIDER

WHEN YOU BUY SHARES -- Instructions for buying shares directly are under "Buying Shares." See "Investment Providers" if you are buying shares through Lehman Brothers or through an investment provider. Whenever you make an initial investment in the Fund or add to an existing account, you will be sent a statement confirming your transaction if you bought shares directly. Investors who bought shares through Lehman Brothers or through an investment provider should contact their investment provider for information regarding transaction statements. All investments must be made in U.S. dollars.

When you purchase shares, you will receive the next share price to be calculated after your order has been accepted. Purchase orders are deemed "accepted" when the Fund's transfer agent has received your payment for the shares. NBMI will process orders on the day received if your payment is received by the close of the Federal Reserve Wire System (6:00 p.m., Eastern time). Fund investors whose purchase orders are converted to "federal funds" before 6:00 p.m., Eastern time, will accrue a dividend the same day. Normally, for the Fund, dividends are first earned or accrued the day your purchase order is accepted.

WHEN YOU SELL SHARES -- If you bought your shares directly, instructions for selling shares are under "Selling Shares." See "Investment Providers" if you want to sell shares you purchased through Lehman Brothers or through an investment provider. You can place an order to sell some or all of your shares at any time. When you sell shares, you will receive the next share price to be calculated after your order has been accepted. Redemption orders are deemed "accepted" when the Fund's transfer agent receives your order to sell. Fund investors whose order to sell shares is accepted before 3:00 p.m. will not receive dividends on the day of the sale.

--------------------------------------------------------------------------------

In some cases, when you purchase shares directly or from an investment provider, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

If your account falls below the minimum initial investment level of $1 million, the Fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and send you the proceeds by mail.

The Fund reserves the right to pay in kind for redemptions. The Fund does not redeem in kind under normal circumstances, but would do so when NBMI has determined that it is in the best interests of the Fund's shareholders as a whole. Investors are urged to call 888-556-9030 before effecting any large redemption.

STATEMENTS AND CONFIRMATIONS -- Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

WHEN YOU EXCHANGE SHARES -- You can move money from one fund to the same class of another fund in the fund family through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of the other fund. There are three things to remember when making an exchange:

o   both accounts must have the same registration

o you will need to observe the minimum investment and minimum account balance requirements for the Fund accounts involved

The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Fund management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE -- Fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you do not want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as the Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

PROCEEDS FROM THE SALE OF SHARES -- The proceeds from the shares you sell are generally sent the same business day your sell order is executed, and nearly always within seven business days. Proceeds may be delayed beyond this time in unusual circumstances where the law allows additional time if needed.

The Fund does not issue certificates for shares.

OTHER POLICIES -- Under certain circumstances, the Fund reserves the right to:

o   suspend the offering of shares

o   reject any exchange or purchase order

o suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order

o   change, suspend, or revoke the exchange privilege

o   suspend the telephone order privilege

o satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders

o suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when trading on the New York Stock Exchange (Exchange) is restricted, or as otherwise permitted by the SEC

o suspend or postpone your right to sell Fund shares, or postpone payments on redemptions for more than seven days, on days when the Exchange, Federal Reserve Wire System (Federal Reserve) or the bond market is closed

--------------------------------------------------------------------------------

o suspend or postpone your right to sell Fund shares, or postpone payments on redemptions for more than seven days, on days when the Exchange, Federal Reserve, or the bond market closes early (e.g. on the eve of a major holiday or because of a local emergency, such as a blizzard)

o postpone payments for redemption requests received after 3:00 p.m. Eastern time until the next business day, which would mean that your redemption proceeds would not be available to you on the day you placed your redemption order

o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors

o take orders to purchase or sell Fund shares when the Exchange or Federal Reserve is closed.


MEDALLION SIGNATURE GUARANTEES

YOU MAY NEED A MEDALLION SIGNATURE GUARANTEE WHEN YOU SELL SHARES DIRECTLY OR THROUGH AN INVESTMENT PROVIDER. A MEDALLION SIGNATURE GUARANTEE IS A GUARANTEE THAT YOUR SIGNATURE IS AUTHENTIC.

MOST BANKS, BROKERS, AND OTHER FINANCIAL INSTITUTIONS CAN PROVIDE YOU WITH ONE. SOME MAY CHARGE A FEE; OTHERS MAY NOT, PARTICULARLY IF YOU ARE A CUSTOMER OF THEIRS.

MEDALLION SIGNATURE GUARANTEES ARE REQUIRED FOR A VARIETY OF TRANSACTIONS INCLUDING REQUESTS FOR CHANGES TO YOUR ACCOUNT, EXCHANGE PRIVILEGES OR INSTRUCTIONS FOR DISTRIBUTION OF PROCEEDS. WE RESERVE THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE ON ANY TRANSACTION AT OUR DISCRETION.

A NOTARIZED SIGNATURE FROM A NOTARY PUBLIC IS NOT A MEDALLION SIGNATURE
GUARANTEE.


INVESTMENT PROVIDERS

THE RESERVE CLASS SHARES OF THE FUND MAY ALSO BE PURCHASED THROUGH CERTAIN INVESTMENT PROVIDERS SUCH AS BANKS, BROKERAGE FIRMS AND FINANCIAL ADVISERS.

THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUND AND BY NBMI. HOWEVER, IF YOU USE AN INVESTMENT PROVIDER, MOST OF THE INFORMATION YOU WILL NEED FOR MANAGING YOUR INVESTMENT WILL COME FROM THAT PROVIDER. THIS INCLUDES INFORMATION ON HOW TO BUY AND SELL SHARES, INVESTOR SERVICES, AND ADDITIONAL POLICIES.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST CONTACT THAT PROVIDER TO BUY OR SELL SHARES OF THE FUND DESCRIBED IN THIS PROSPECTUS.

MOST INVESTMENT PROVIDERS ALLOW YOU TO TAKE ADVANTAGE OF THE FUND EXCHANGE PROGRAM, WHICH IS DESIGNED FOR MOVING MONEY FROM ONE FUND TO THE SAME CLASS OF ANOTHER FUND IN THE FUND FAMILY THROUGH AN EXCHANGE OF SHARES. SEE "WHEN YOU EXCHANGE SHARES" FOR MORE INFORMATION.


ADDITIONAL PAYMENTS TO INVESTMENT PROVIDERS


NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES WILL PAY ADDITIONAL COMPENSATION, OUT OF THEIR OWN RESOURCES AND NOT AS AN EXPENSE OF THE FUND, TO CERTAIN INVESTMENT PROVIDERS OR OTHER FINANCIAL INTERMEDIARIES, INCLUDING AFFILIATES, IN CONNECTION WITH THE SALE, DISTRIBUTION, RETENTION AND/OR SERVICING OF FUND SHARES. IF YOUR INVESTMENT PROVIDER RECEIVES SUCH PAYMENTS, THESE PAYMENTS MAY CREATE AN INCENTIVE FOR YOUR INVESTMENT PROVIDER OR ITS EMPLOYEES TO RECOMMEND OR SELL SHARES OF THE FUND TO YOU. IF YOU HAVE PURCHASED SHARES OF THE FUND THROUGH AN INVESTMENT PROVIDER, PLEASE SPEAK WITH YOUR INVESTMENT PROVIDER TO LEARN MORE ABOUT ANY PAYMENTS IT RECEIVES FROM NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES, AS WELL AS FEES AND/OR COMMISSIONS THE INVESTMENT PROVIDER CHARGES. YOU SHOULD ALSO CONSULT DISCLOSURES MADE BY YOUR INVESTMENT PROVIDER AT THE TIME OF PURCHASE.

--------------------------------------------------------------------------------

ANY SUCH PAYMENTS WILL NOT CHANGE THE NET ASSET VALUE OR THE PRICE OF THE FUND'S SHARES. FOR MORE INFORMATION, PLEASE SEE THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.


INFORMATION REQUIRED FROM NEW ACCOUNTS

TO HELP THE U.S. GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY, AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.

WHEN YOU OPEN AN ACCOUNT, WE (WHICH MAY INCLUDE YOUR INVESTMENT PROVIDER ACTING ON OUR BEHALF) WILL REQUIRE YOUR NAME, ADDRESS, DATE OF BIRTH, AND SOCIAL SECURITY NUMBER OR OTHER IDENTIFYING NUMBER. WE MAY ALSO REQUIRE OTHER IDENTIFYING DOCUMENTS. IF WE CANNOT VERIFY THE INFORMATION YOU SUPPLY TO US OR IF IT IS INCOMPLETE, WE MAY BE REQUIRED TO RETURN YOUR FUNDS OR REDEEM YOUR ACCOUNT.


MARKET TIMING POLICY

In light of the nature and high quality of the Fund's investments and its investment strategy to maintain a stable share price, the market-timing policies adopted by the Fund's Trustees that are applicable to other funds in the fund family are generally not applicable with respect to frequent purchases, exchanges and redemptions of the Fund's shares ("market-timing activities"). It is expected that the Fund will be used by shareholders for short-term investing and by certain selected accounts utilizing the Fund as a cash sweep vehicle. However, frequent purchases, exchanges and redemptions of Fund shares can interfere with Fund management and affect costs and performance for other shareholders. Therefore, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege or suspend the telephone order privilege in order to combat such activities.


PORTFOLIO HOLDINGS POLICY

A description of the Fund's policies and procedures with respect to the disclosure of its portfolio holdings is available in its Statement of Additional Information. The complete portfolio holdings for the Fund are available at https:// www.lehmanam.com/publiccp/LAM/americas/cash_mgmt.html. Month-end holdings will be posted approximately 15 days after each month-end and mid-month holdings will be posted on approximately the last business day of the month.

The Fund's complete portfolio holdings will remain available at www.lehmanam.com until the subsequent period's holdings have been posted. Complete holdings for the Fund will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

--------------------------------------------------------------------------------

If you are buying or selling shares directly, instructions are provided in the following charts. Investors buying or selling shares through Lehman Brothers or an investment provider should contact them for instructions.


BUYING SHARES



METHOD             THINGS TO KNOW                                    INSTRUCTIONS
--------------------------------------------------------------------------------------------------------------------
WIRING MONEY       A wire for a first investment must be for at      Before wiring any money, call 888-556-9030
                   least $1 million; if your balance should fall     for an order confirmation
                   below this amount, we reserve the right to
                   request that you bring your balance back          Have your financial institution send your wire
                   up to the minimum. If you have not done           to State Street Bank and Trust Company
                   so within 60 days, we may close your
                   account and send you the proceeds by              Include your name, the fund name, your
                   wire.                                             account number and other information as
                                                                     requested
--------------------------------------------------------------------------------------------------------------------
EXCHANGING FROM    An exchange for a first investment must be        Call 888-556-9030 to place your order
ANOTHER FUND       for at least $1 million

                   Both accounts involved must be registered in the same name, address and tax ID number

                   An exchange order cannot be cancelled or
                   changed once it has been placed
--------------------------------------------------------------------------------------------------------------------
BY TELEPHONE       We do not accept phone orders for a first         Call 888-556-9030 to notify us of your
                   investment                                        purchase

                   Additional shares will be purchased upon
                   receipt of your money by our transfer agent       Immediately follow up with a wire

                   Not available on retirement accounts
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SELLING SHARES



METHOD                 THINGS TO KNOW                                  INSTRUCTIONS
--------------------------------------------------------------------------------------------------------------------
SENDING US A LETTER    We will wire the proceeds to the bank           Send us a letter requesting us to sell shares
                       account designated on your application          signed by all registered owners; include your
                                                                       name, account number, the fund name, the
                       You may need a Medallion signature              dollar amount or number of shares you want
                       guarantee                                       to sell, and any other instructions

                       Please also supply us with your e-mail          If regular first-class mail, send to:
                       address and daytime telephone number            Lehman Brothers Funds
                       when you write to us in the event we need       Boston Service Center
                       to reach you                                    P.O. Box 8403
                                                                       Boston, MA 02266-8403

                                                                       If express delivery, registered mail, or certified
                                                                       mail, send to:
                                                                       Lehman Brothers Funds
                                                                       c/o State Street Bank and Trust Company
                                                                       30 Dan Road
                                                                       Canton, MA 02021
--------------------------------------------------------------------------------------------------------------------
SENDING US A FAX       For amounts of up to $250,000                   Write a request to sell shares as described
                                                                       above
                       Not available if you have changed the
                       address on the account in the past 15 days      Call 888-556-9030 to obtain the appropriate
                                                                       fax number
--------------------------------------------------------------------------------------------------------------------
CALLING IN YOUR        All phone orders to sell shares must be for     Call 888-556-9030 to place your order
ORDER                  at least $1,000 unless you are closing out
                       an account                                      Give your name, account number, the fund
                                                                       name, the dollar amount or number of
                       Not available if you have declined the          shares you want to sell, and any other
                       phone option                                    instructions

                       Not available if you have changed the
                       address on the account in the past 15 days
--------------------------------------------------------------------------------------------------------------------
EXCHANGING INTO        Both accounts must be registered in the         Call 888-556-9030 to place your order
ANOTHER FUND           same name, address and tax ID number

                       An exchange order cannot be cancelled or
                       changed once it has been placed
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHARE PRICES

Because Reserve Class shares of the Fund do not have sales charges, the price you pay for each share of the Fund is the net asset value per share. Similarly, because there are no fees for selling shares, the Fund pays you the full share price when you sell shares. Remember that your investment provider may charge fees for its investment management services.

The Fund is open for business every day that both the Exchange and the Federal Reserve are open. The Exchange and the Federal Reserve are closed on all national holidays; the Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Fund shares will not be priced on those days and any other day the Exchange or Federal Reserve is closed. On days when the financial markets or bond markets close early, such as the day after Thanksgiving and Christmas Eve, the Fund may close early and all orders received after such earlier closing times will be processed the following business day. Because fixed income securities trade in markets outside the Exchange, the Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.lehmanam.com.

In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Maintaining Your Account" for instructions on placing orders). We cannot accept your purchase order until payment has been received. The Fund calculates its share price as of 3:00 p.m. on business days. If you use an investment provider, you should check with it to find out by what time your order must be received so that it can be processed the same day.


SHARE PRICE CALCULATIONS

THE PRICE OF RESERVE CLASS SHARES OF THE FUND IS THE TOTAL VALUE OF THE FUND ASSETS ATTRIBUTABLE TO THE RESERVE CLASS SHARES MINUS THE LIABILITIES ATTRIBUTABLE TO THAT CLASS, DIVIDED BY THE TOTAL NUMBER OF RESERVE CLASS SHARES OUTSTANDING. THE FUND DOES NOT ANTICIPATE THAT ITS SHARE PRICE WILL FLUCTUATE.

WHEN VALUING PORTFOLIO SECURITIES, THE FUND USES A CONSTANT AMORTIZATION
METHOD.


DISTRIBUTIONS AND TAXES

DISTRIBUTIONS -- The Fund pays out to shareholders net investment income and net realized capital gains, if any. Ordinarily, the Fund declares income dividends (which may include the excess of net short-term capital gain over net long-term capital loss ("short-term gain"), if any) daily and pays them monthly. The Fund does not anticipate realizing, and therefore making any distributions of, net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss).

Unless you designate otherwise, your income dividends from the Fund will be reinvested in additional Reserve Class shares of the Fund. However, if you prefer you may receive all distributions in cash. Distributions taken in cash can be sent to you by wire to a designated bank account or invested in Reserve Class shares of another fund in the fund family with the same account registration. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must advise it whether you wish these distributions to be reinvested in additional Reserve Class Fund shares or paid in cash.

HOW DISTRIBUTIONS ARE TAXED -- The part of the Fund's income dividends that is designated as "exempt-interest dividends" (that is, the part of its distributions equal to the excess of its interest that is excludable from gross income for federal income tax purposes over certain amounts disallowed as deductions) will be excludable from its shareholders' gross income for those purposes. Accordingly, shares of the Fund are not appropriate investments for tax-advantaged retirement plans and accounts and other tax-exempt investors.

The Fund may invest in securities or use techniques that produce taxable income. Distributions of net income (other than exempt-interest dividends) and short-term gain are generally taxed as ordinary income. It is not expected that any of the Fund's distributions will be attributable to "qualified dividend

--------------------------------------------------------------------------------

income" (generally, dividends the Fund receives on stock of most U.S. and certain foreign corporations), which is subject to a 15% maximum federal income tax rate for individual shareholders.

Distributions other than exempt-interest dividends generally are taxable to you in the year you receive them. In some cases, however, distributions you receive in January are taxable as if they had been paid the previous December 31.

Any exempt-interest dividend that a corporate shareholder receives will be included in "adjusted current earnings" for purposes of the federal alternative minimum tax, and part of the Fund's income dividends may be a tax preference item for purposes of the federal alternative minimum tax.

Distributions derived from interest on municipal securities of California issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from California state personal income tax. Corporate shareholders should be aware that such distributions are subject to California state corporate franchise tax. Distributions that are taxable as ordinary income for federal income tax purposes are generally subject to California state personal income tax.

HOW SHARE TRANSACTIONS ARE TAXED -- Shareholders that sell shares of the Fund will not realize a taxable gain or loss as long as the Fund maintains a share price of $1.00.


TAXES AND YOU

THE TAXES YOU ACTUALLY OWE ON TAXABLE FUND DISTRIBUTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR MARGINAL TAX BRACKET, HOW LONG YOU HELD YOUR SHARES AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MAY HAVE.


FUND STRUCTURE

The Fund uses a "multiple class" structure. The Fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Reserve Class shares of the Fund.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

--------------------------------------------------------------------------------

LEHMAN BROTHERS INCOME FUNDS

RESERVE CLASS SHARES
o   No load, sales charges or 12b-1 fees


If you would like further details on this Fund, you can request a free copy of the following documents:


SHAREHOLDER REPORTS. The shareholder reports offer information about the Fund's recent performance, including:

o a discussion by the Portfolio Managers about strategies and market conditions that significantly affected the Fund's performance

o   Fund performance data and financial statements
o   portfolio holdings


STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains more comprehensive information on the Fund, including:
o   various types of securities and practices, and their risks
o   investment limitations and additional policies
o   information about the Fund's management and business structure


The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser: LEHMAN BROTHERS ASSET MANAGEMENT LLC


OBTAINING INFORMATION

YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Institutional Support Services: 888-556-9030
Website: www.lehmanam.com

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION,100 F STREET N.E., WASHINGTON, D.C. 20549-9303. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEBSITE AT WWW.SEC.GOV.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-551-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.


SEC file number 811-3802
H0577 09/07 DSTO 49125

--------------------------------------------------------------------------------

                          LEHMAN BROTHERS INCOME FUNDS

                      STATEMENT OF ADDITIONAL INFORMATION

                 Investor Class Shares and Reserve Class Shares


                            DATED September 15, 2007

                 Lehman Brothers CALIFORNIA TAX-FREE MONEY Fund

              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll-Free 800-877-9700

--------------------------------------------------------------------------------

     Lehman Brothers CALIFORNIA TAX-FREE MONEY Fund (the "Fund") offers shares pursuant to Prospectuses dated September 15, 2007.

     The Prospectus for your share class provides more information about the Fund that you should know before investing. You can get a free copy of the Prospectus for your share class from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700. You should read the appropriate Prospectus carefully before investing.

     This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus for your share class.

     No person has been authorized to give any information or to make any representations not contained in the Prospectuses or in this SAI in connection with the offering made by the Prospectuses, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectuses and this SAI do not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

"Neuberger Berman Management Inc." and the fund names in this SAI are either service marks or registered service marks of Neuberger Berman Management Inc. {copyright}2007 Neuberger Berman Management Inc. All rights reserved.

{copyright}2007 Lehman Brothers Asset Management LLC. All rights reserved.

{copyright}2007 Lehman Brothers.  All rights reserved.

                               TABLE OF CONTENTS
                               -----------------

INVESTMENT INFORMATION.........................................................1
      Investment Policies and Limitations......................................3
      Cash Management and Temporary Defensive Positions........................3
      Additional Investment Information........................................4

SPECIAL RISK CONSIDERATIONS FOR LEHMAN BROTHERS...............................17
      CALIFORNIA  TAX-FREE MONEY FUND

CERTAIN RISK CONSIDERATIONS...................................................24

PERFORMANCE INFORMATION.......................................................24
      Yield Calculations......................................................24
      Tax Equivalent Yield....................................................25

TRUSTEES AND OFFICERS.........................................................26

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES.............................41
      Investment Manager and Administrator....................................41
      Management and Administration Fees......................................43
      Waivers and Reimbursements..............................................43
      Sub-Adviser.............................................................44
      Investment Companies Managed............................................44
      Codes of Ethics.........................................................44
      Management and Control of NB Management and Lehman Brothers  Asset
            Management........................................................45

DISTRIBUTION ARRANGEMENTS.....................................................46

ADDITIONAL PURCHASE INFORMATION...............................................48
      Share Prices and Net Asset Value........................................48
      Financial Intermediaries................................................48

VALUATION OF PORTFOLIO SECURITIES.............................................49

ADDITIONAL EXCHANGE INFORMATION...............................................49

ADDITIONAL REDEMPTION INFORMATION.............................................56
      Suspension of Redemptions...............................................56
      Redemptions in Kind.....................................................56

DIVIDENDS AND OTHER DISTRIBUTIONS.............................................56

ADDITIONAL TAX INFORMATION....................................................57
      Taxation of the Fund....................................................57
      Taxation of the Fund's Shareholders.....................................59

PORTFOLIO TRANSACTIONS........................................................61
      Expense Offset Arrangement..............................................64
      Proxy Voting............................................................64

PORTFOLIO HOLDINGS DISCLOSURE.................................................65
      Portfolio Holdings Disclosure Policy....................................65
      Portfolio Holdings Disclosure Procedures................................65
      Portfolio Holdings Approved Recipients..................................66

REPORTS TO SHAREHOLDERS.......................................................67

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS................................67

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................68

LEGAL COUNSEL.................................................................68

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................69

REGISTRATION STATEMENT........................................................69

APPENDIX A - RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER.................A-1

                             INVESTMENT INFORMATION

     Lehman Brothers California Tax-Free Money Fund (the "Fund") is a separate operating series of Lehman Brothers Income Funds (formerly, Neuberger Berman Income Funds) ("Trust"), a Delaware statutory trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company.

     The following information supplements the discussion in the Prospectuses of the investment objective, policies, and limitations of the Fund. The investment objective and, unless otherwise specified, the investment policies and limitations of the Fund are not fundamental. Any investment objective, policy, or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") without shareholder approval. The fundamental investment policies and limitations of the Fund may not be changed without the approval of the lesser of:

     (1) 67% of total units of beneficial interest ("shares") of the Fund represented at a meeting at which more than 50% of the outstanding Fund shares are represented or

     (2)  a majority of the outstanding shares of the Fund.

     These percentages are required by the Investment Company Act of 1940, as amended ("1940 Act"), and are referred to in this SAI as a "1940 Act majority vote."

     Lehman Brothers Asset Management LLC ("Lehman Brothers Asset Management") is responsible for the day-to-day management of the Fund. Throughout this SAI, the term "Manager" refers to Lehman Brothers Asset Management.

Investment Policies and Limitations
-----------------------------------

     The Fund has the following fundamental investment policy:

     Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

     The Fund's policy on "Investments in Any One Issuer" does not limit its ability to invest up to 100% of its total assets in a master portfolio with the same investment objectives, policies and limitations as the Fund.

     For purposes of the investment limitation on concentration in a particular industry, the Fund determines the "issuer" of a municipal obligation for purposes of its policy on industry concentration in accordance with the principles of Rule 2a-7 under the 1940 Act ("Rule 2a-7"). Also for purposes of the investment limitation on concentration in a particular industry, mortgage-backed and asset-backed securities are grouped according to the nature of their collateral, and certificates of deposit ("CDs") is interpreted to include similar types of time deposits.

     Except as set forth in the limitation on borrowing and the limitation on illiquid securities, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Fund. If events subsequent to a transaction result in the Fund exceeding the percentage limitation on borrowing or illiquid securities, the Manager will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

     The fundamental investment policies and limitations of the Fund (unless otherwise indicated) are as follows:

     1. BORROWING. The Fund may not borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Fund's total assets, the Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

     2. COMMODITIES. The Fund may not purchase commodities or contracts thereon, but this restriction shall not prohibit the Fund from purchasing the securities of issuers that own interests in any of the foregoing.

     3. DIVERSIFICATION. The Fund may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities ("U.S. Government and Agency Securities") or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer or
(ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. (Although not a fundamental limitation, the Fund is subject to the diversification requirements under Rule 2a-7.)

     4. INDUSTRY CONCENTRATION. The Fund may not invest 25% or more of its total assets (taken at current value) in the securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to (i) U.S. Government and Agency Securities, (ii) investments by the Fund in CDs or banker's acceptances issued by domestic branches of U.S. banks, (iii) investments by the Fund in municipal securities.

     5. LENDING. The Fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities, or (ii) by engaging in repurchase agreements.

     6. REAL ESTATE. The Fund may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

     7. SENIOR SECURITIES. The Fund may not may issue senior securities, except as permitted under the 1940 Act.

     8. UNDERWRITING. The Fund may not engage in the business of underwriting securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended ("1933 Act").

     The non-fundamental investment policies and limitations of the Fund are as follows:

     1. ILLIQUID SECURITIES. The Fund may not purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

     2. BORROWING. The Fund does not intend to borrow, including any reverse repurchase agreements, an amount equal to more than 5% of its total assets, except for short-term credits to facilitate the clearance of redemptions.

     3. LENDING. Except for the purchase of debt securities, engaging in repurchase agreements and other customary uses, the Fund may not make any loans other than securities loans.

     4. MARGIN TRANSACTIONS. The Fund may not purchase securities on margin from brokers or other lenders, except that the Fund may obtain such short-term credits as are necessary for the clearance of securities transactions.

     SENIOR SECURITIES: The SEC has taken the position that certain instruments that create future obligations may be considered senior securities subject to provisions of the 1940 Act that limit the ability of investment companies to issue senior securities. Common examples include reverse repurchase agreements, short futures and options positions, forward contracts and when-issued securities. However, the SEC has clarified that, if a fund segregates cash or liquid securities sufficient to cover such obligations or holds off-setting positions (or, in some cases, uses a combination of such strategies), the SEC will not raise senior securities issues under the 1940 Act.

     Cash Management and Temporary Defensive Positions
     -------------------------------------------------

     For temporary defensive purposes, the Fund may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency Securities, commercial paper, other money market funds and certain other money market instruments, as well as repurchase agreements on U.S. Government and Agency Securities, the income from which generally will be subject to federal, state, and local income taxes, and may adopt shorter than normal weighted average maturities or durations. These investments may produce taxable income and after-tax yields for the Fund that are lower than the tax-equivalent yields available on municipal securities at the time.

     In reliance on an SEC exemptive rule, the Fund may invest an unlimited amount of its uninvested cash in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7, whether or not advised by NB Management or an affiliate, under specified conditions. Among other things, the conditions preclude the Fund from paying a sales charge, as defined in rule 2830(b) of the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD") ("sales charge"), or service fee, as defined in rule 2830(b)(9) of the Conduct Rules of the NASD, in connection with its purchase or redemption of the money market fund's or unregistered fund's shares, or the Fund's investment adviser must waive a sufficient amount of its advisory fee to offset any sales charge or service fee.

Additional Investment Information
---------------------------------

     The Fund may make the following investments, among others, some of which are part of the Fund's principal investment strategies and some of which are not. The principal risks of the Fund's principal investment strategies are also discussed in the Prospectuses. The Fund will not necessarily buy all of the types of securities or use all of the investment techniques that are described. In addition, certain strategies and investments (e.g., repurchase agreements) may produce taxable income for the Fund.

     DESCRIPTION OF MUNICIPAL OBLIGATIONS
     ------------------------------------

     Municipal obligations are issued by or on behalf of states, the District of Columbia, and U.S. territories and possessions and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations is generally exempt from federal income tax. The tax-exempt status of any issue of municipal obligations is determined on the basis of an opinion of the issuer's bond counsel at the time the obligations are issued.

     Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed only by the income from a specific project, facility, or tax. Municipal obligations also include private activity bonds, which are issued by or on behalf of public authorities, but are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.

     The value of municipal obligations depends on the continuing payment of interest and principal when due by the issuers of the municipal obligations (or, in the case of private activity bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds). As with other fixed income securities, an increase in interest rates generally will reduce the value of the Fund's investments in municipal obligations, whereas a decline in interest rates generally will increase that value.

     Periodic efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities may experience substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are periodically undertaken that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.

     Unlike other types of investments, municipal obligations have traditionally not been subject to the registration requirements of the federal securities laws, although there have been proposals to provide for such registration. This lack of SEC regulation has adversely affected the quantity and quality of information available to the bond markets about issuers and their financial condition. The SEC has responded to the need for such information with Rule 15c2-12 under the Securities Exchange Act of 1934, as amended (the "Rule"). The Rule requires that underwriters must reasonably determine that an issuer of municipal securities undertakes in a written agreement for the benefit of the holders of such securities to file with a nationally recognized municipal securities information repository certain information regarding the financial condition of the issuer and material events relating to such securities. The SEC's intent in adopting the Rule was to provide holders and potential holders of municipal securities with more adequate financial information concerning issuers of municipal securities. The Rule provides exemptions for issuances with a principal amount of less than $1,000,000 and certain privately placed issuances.

     The federal bankruptcy statutes provide that, in certain circumstances, political subdivisions and authorities of states may initiate bankruptcy proceedings without prior notice to or consent of their creditors. These proceedings could result in material and adverse changes in the rights of holders of their obligations.

     From time to time, federal legislation has affected the availability of municipal obligations for investment by a fund. There can be no assurance that legislation adversely affecting the tax-exempt status of municipal obligations will not be enacted in the future. Additionally, the U.S. Supreme Court has announced that it will consider a case from Kentucky involving the question of whether a state can exempt from state income tax interest on bonds issued by the state and municipalities located therein without exempting interest on other states' and municipalities' bonds. See "Additional Tax Information - Taxation of the Fund's Shareholders - State of California." Although it is far too early to predict how the Court might decide such a case, it has the potential to affect the availability of municipal obligations for investment by the Fund, and the value of the Fund's assets could be materially and adversely affected. In either of these cases, the Fund would reevaluate its investment objective, policies, and limitations.

     The Internal Revenue Service ("Service") occasionally challenges the tax-exempt status of the interest on particular municipal securities. If the Service determined that interest the Fund earned was taxable, that interest could be deemed taxable retroactive to the time the Fund purchased the relevant security.

     Listed below are different types of municipal obligations:

     GENERAL OBLIGATION BONDS. A general obligation bond is backed by the governmental issuer's pledge of its full faith and credit and power to raise taxes for payment of principal and interest under the bond. The taxes or special assessments that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Many jurisdictions face political and economic constraints on their ability to raise taxes. These limitations and constraints may adversely affect the ability of the governmental issuer to meet its obligations under the bonds in a timely manner.

     REVENUE BONDS. Revenue bonds are backed by the income from a specific project, facility or tax. Revenue bonds are issued to finance a wide variety of public projects, including (1) housing, (2) electric, gas, water, and sewer systems, (3) highways, bridges, and tunnels, (4) port and airport facilities,
(5) colleges and universities, and (6) hospitals. In some cases, repayment of these bonds depends upon annual legislative appropriations; in other cases, if the issuer is unable to meet its legal obligation to repay the bond, repayment becomes an unenforceable "moral obligation" of a related governmental unit. Revenue bonds issued by housing finance authorities are backed by a wider range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and net revenues from housing projects.

     Most private activity bonds are revenue bonds, in that principal and interest are payable only from the net revenues of the facility financed by the bonds. These bonds generally do not constitute a pledge of the general credit of the public issuer or private operator or user of the facility. In some cases, however, payment may be secured by a pledge of real and personal property constituting the facility.

     RESOURCE RECOVERY BONDS. Resource recovery bonds are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to- energy plants. Typically, a private corporation will be involved on a temporary basis during the construction of the facility, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The credit and quality of resource recovery bonds may be affected by the viability of the project itself, tax incentives for the project, and changing environmental regulations or interpretations thereof.

     MUNICIPAL LEASE OBLIGATIONS. These obligations, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. The Fund will usually invest in municipal lease obligations through certificates of participation ("COPs"), which give the Fund a specified, undivided interest in the obligation. For example, a COP may be created when long-term revenue bonds are issued by a governmental corporation to pay for the acquisition of property. The payments made by the municipality under the lease are used to repay interest and principal on the bonds. Once these lease payments are completed, the municipality gains ownership of the property. These obligations are distinguished from general obligation or revenue bonds in that they typically are not backed fully by the municipality's credit, and their interest may become taxable if the lease is assigned. The lease subject to the transaction usually contains a "non-appropriation" clause. A non-appropriation clause states that, while the municipality will use its best efforts to make lease payments, the municipality may terminate the lease without penalty if its appropriating body does not allocate the necessary funds. Such termination would result in a significant loss to the Fund.

     MUNICIPAL NOTES. Municipal notes include the following:

     1. PROJECT NOTES are issued by local issuing agencies created under the laws of a state, territory, or possession of the United States to finance low-income housing, urban redevelopment, and similar projects. These notes are backed by an agreement between the local issuing agency and the Department of Housing and Urban Development ("HUD"). Although the notes are primarily obligations of the local issuing agency, the HUD agreement provides the full faith and credit of the United States as additional security.

     2. TAX ANTICIPATION NOTES are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of future seasonal tax revenues, such as property, income and sales taxes, and are payable from these future revenues.

     3. REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other types of revenue, including revenue made available under certain state aid funding programs. Such appropriation of revenue is generally accounted for in the state budgetary process.

     4. BOND ANTICIPATION NOTES are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds provide the funds for the repayment of the notes.

     5. CONSTRUCTION LOAN NOTES are sold to provide construction financing. After completion of construction, many projects receive permanent financing from Fannie Mae (also known as the Federal National Mortgage Association) or Ginnie Mae (also known as the Government National Mortgage Association).

     6. TAX-EXEMPT COMMERCIAL PAPER is a short-term obligation issued by a state or local government or an agency thereof to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

     7. PRE-REFUNDED AND "ESCROWED" MUNICIPAL BONDS are bonds with respect to which the issuer has deposited, in an escrow account, an amount of securities and cash, if any, that will be sufficient to pay the periodic interest on and principal amount of the bonds, either at their stated maturity date or on the date the issuer may call the bonds for payment. This arrangement gives the investment a quality equal to the securities in the account, usually U.S. Government Securities (defined below). The Fund can also purchase bonds issued to refund earlier issues. The proceeds of these refunding bonds are often used for escrow to support refunding.

     TENDER OPTION BONDS. Tender option bonds are created by coupling an intermediate- or long-term fixed rate tax-exempt bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, the Fund effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Manager considers the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments or the bond's rating falls below investment grade.

     YIELD AND PRICE CHARACTERISTICS OF MUNICIPAL OBLIGATIONS. Municipal obligations generally have the same yield and price characteristics as other debt securities. Yields depend on a variety of factors, including general conditions in the money and bond markets and, in the case of any particular securities issue, its amount, maturity, duration, and rating. Market prices of fixed income securities usually vary upward or downward in inverse relationship to market interest rates.

     Municipal obligations with longer maturities or durations tend to produce higher yields. They are generally subject to potentially greater price fluctuations, and thus greater appreciation or depreciation in value, than obligations with shorter maturities or durations and lower yields. An increase in interest rates generally will reduce the value of the Fund's investments, whereas a decline in interest rates generally will increase that value. The ability of the Fund to achieve its investment objective also is dependent on the continuing ability of the issuers of the municipal obligations in which the Fund invests (or, in the case of private activity bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds) to pay interest and principal when due.

     POLICIES AND LIMITATIONS. As a fundamental policy, the Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal securities that provide income that is exempt from federal income tax and California state personal income tax. The Fund, as a fundamental policy, also normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities the interest income on which is not a tax preference item for purposes of the federal alternative minimum tax. Except as otherwise provided in the Prospectuses and this SAI, the Fund's investment portfolio may consist of any combination of the types of municipal obligations described in the Prospectuses or this SAI. The proportions in which the Fund invests in various types of municipal obligations will vary from time to time.

     U.S. GOVERNMENT AND AGENCY SECURITIES. "U.S. Government Securities" are obligations of the U.S. Treasury backed by the full faith and credit of the United States.

     "U.S. Government Agency Securities" are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the Ginnie Mae, Fannie Mae, Freddie Mac (also known as the "Federal Home Loan Mortgage Corporation"), Sallie Mae, Federal Home Loan Banks ("FHLB"), and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the U.S. Treasury's discretion in certain cases, or only by the credit of the issuer. Accordingly, there is at least a theoretical possibility of default. U.S. Government Agency Securities include U.S. Government agency mortgage-backed securities. The market prices of U.S. Government Agency Securities are not guaranteed by the U.S. Government and generally fluctuate inversely with changing interest rates.

     U.S. Government Agency Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is extremely limited. In the absence of a suitable secondary market, such participations may therefore be regarded as illiquid.

     POLICIES AND LIMITATIONS. The Fund has no specific limits or requirements relating to the amount of assets invested in U.S. Government and Agency Securities; however, the Fund must invest according to its investment objective and policies.

     ILLIQUID SECURITIES. Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless the Manager, acting pursuant to guidelines established by the Fund Trustees, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid, even if they are not registered in the United States. Illiquid securities may be difficult for the Fund to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Fund may be subject to legal restrictions, which could be costly to it.

     POLICIES AND LIMITATIONS. The Fund may invest up to 10% of its net assets in illiquid securities.

     REPURCHASE AGREEMENTS. In a repurchase agreement, the Fund purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Fund at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. The Manager monitors the creditworthiness of sellers.

     The Fund may invest in repurchase agreements backed by non-traditional collateral. Non-traditional collateral may consist of corporate bonds, foreign sovereign debt, equity securities, and may be more volatile than traditional types of collateral.

     POLICIES AND LIMITATIONS. Repurchase agreements with a maturity or demand of more than seven days are considered to be illiquid securities; the Fund may not enter into a repurchase agreement with a maturity or put feature of more than seven days if, as a result, more than 10% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Fund may enter into a repurchase agreement only if (1) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price and (2) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Fund's account by its custodian or a bank acting as the Fund's agent.



     RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Fund may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund's illiquidity. The Manager, acting under guidelines established by the Fund Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

     Where registration is required, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Fund Trustees believe accurately reflects fair value.

     POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to the Fund's 10% limit on investments in illiquid securities.

     COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. The Fund may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, the Manager may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Fund Trustees.

     POLICIES AND LIMITATIONS. To the extent restricted commercial paper is deemed illiquid, purchases thereof will be subject to the Fund's 10% limit on investments in illiquid securities. The Fund may invest only in commercial paper receiving the highest rating from Standard & Poor's ("S&P") (A-1) or Moody's Investors Service, Inc. ("Moody's") (P-1), or deemed by the Manager to be of equivalent quality.

     REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Fund sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in the Fund's net asset value ("NAV") and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. The Manager monitors the creditworthiness of counterparties to reverse repurchase agreements.

     The Fund's investment of its proceeds of a reverse repurchase agreement involves the speculative factor known as leverage. The Fund generally will enter into a reverse repurchase agreement only if the Manager anticipates that the interest income from investment of the proceeds will be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. In certain circumstances the proceeds from the reverse repurchase agreement may be invested for a longer period of time than the term of the agreement, such as where the Fund receives a large-scale redemption near 3:00 p.m., Eastern time.

     POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of the Fund's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, the Fund will deposit in a segregated account with its custodian, or designate on its books as segregated, cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Fund's obligations under the agreement.

     BANKING  AND  SAVINGS  INSTITUTION  SECURITIES.  These  include  CDs,  time deposits, bankers' acceptances, and other short-term and long-term debt obligations issued by commercial banks and savings institutions. The CDs, time deposits, and bankers' acceptances in which the Fund invests typically are not covered by deposit insurance.

     A CD is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks that are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Deposit notes are notes issued by commercial banks that generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

     Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.


     VARIABLE OR FLOATING RATE SECURITIES; DEMAND AND PUT FEATURES. Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, weekly, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

     Adjustable Rate Securities frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet the Fund's quality standards. Accordingly, in purchasing these securities, the Fund relies primarily on the creditworthiness of the credit instrument issuer or the insurer. The Fund can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Fund to sell the security to the issuer or third party at a specified price. The Fund may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.

     The Adjustable Rate Securities in which the Fund invests are municipal obligations.

     POLICIES AND LIMITATIONS. The Fund may invest in securities subject to demand features or guarantees as permitted by Rule 2a-7.

     For purposes of determining its dollar-weighted average maturity, the Fund calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7. In calculating its dollar-weighted average maturity and duration, the Fund is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, the

Manager considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

     PURCHASES WITH A STANDBY COMMITMENT TO REPURCHASE. When the Fund purchases municipal obligations, it also may acquire a standby commitment obligating the seller to repurchase the obligations at an agreed upon price on a specified date or within a specified period. A standby commitment is the equivalent of a nontransferable "put" option held by the Fund that terminates if the Fund sells the obligations to a third party.

     The Fund may enter into standby commitments only with banks and (if permitted under the 1940 Act) securities dealers determined to be creditworthy. The Fund's ability to exercise a standby commitment depends on the ability of the bank or securities dealer to pay for the obligations on exercise of the commitment. If a bank or securities dealer defaults on its commitment to repurchase such obligations, the Fund may be unable to recover all or even part of any loss it may sustain from having to sell the obligations elsewhere.

     Although the Fund does not currently intend to invest in standby commitments, it reserves the right to do so. By enabling the Fund to dispose of municipal obligations at a predetermined price prior to maturity, this investment technique allows the Fund to be fully invested while preserving the flexibility to make commitments for when-issued securities, take advantage of other buying opportunities, and meet redemptions.

     Standby commitments are valued at zero in determining NAV. The maturity or duration of municipal obligations purchased by the Fund is not shortened by a standby commitment. Therefore, standby commitments do not affect the dollar-weighted average maturity or duration of the Fund's investment portfolio.

     POLICIES AND LIMITATIONS. The Fund will not invest in a standby commitment unless it receives an opinion of counsel or a ruling of the Service that the interest the Fund will earn on the municipal obligations subject to the standby commitment will be exempt from federal income tax and from California State personal income tax. The Fund will not acquire standby commitments with a view to exercising them when the exercise price exceeds the current value of the underlying obligations; the Fund will do so only to facilitate portfolio liquidity.

     PARTICIPATION INTERESTS. The Fund may purchase from banks participation interests in all or part of specific holdings of short-term municipal obligations. Each participation interest is backed by an irrevocable letter of credit issued by a selling bank determined by the Manager to be creditworthy. The Fund has the right to sell the participation interest back to the bank, usually after seven days' notice, for the full principal amount of its participation, plus accrued interest, but only (1) to provide portfolio liquidity, (2) to maintain portfolio quality, or (3) to avoid losses when the underlying municipal obligations are in default. Although the Fund does not currently intend to acquire participation interests, it reserves the right to do so in the future.

     POLICIES AND LIMITATIONS. The Fund will not purchase a participation interest unless it receives an opinion of counsel or a ruling of the Service that the interest the Fund will earn on the municipal obligations in which it holds the interests will be exempt from federal income tax and California State personal income tax.

     MONEY MARKET FUNDS. The Fund may invest in the shares of money market funds that are consistent with its investment objectives and policies. The shares of money market funds are subject to the management fees and other expenses of those funds. Therefore, investments in other investment companies will cause the Fund to bear proportionately the costs incurred by the other investment companies' operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies.


     Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer's portfolio securities. The Fund does not intend to invest in such investment companies unless, in the judgment of the Manager, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

     POLICIES AND LIMITATIONS. For cash management purposes, the Fund may invest an unlimited amount of its uninvested cash in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7, whether or not advised by NB Management or an affiliate, under specified conditions. See "Cash Management and Temporary Defensive Positions."

     Otherwise, the Fund's investment in securities of other investment companies is generally limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in all investment companies in the aggregate.

     U.S. DOLLAR-DENOMINATED FOREIGN DEBT SECURITIES. These are securities of foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers' acceptances, and commercial paper. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation and confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. It may be difficult to invoke legal process or to enforce contractual obligations abroad, and it may be especially difficult to sue a foreign government in the courts of that country.

     POLICIES AND LIMITATIONS. These investments are subject to the Fund's quality, maturity, and duration standards. The Fund may not invest in foreign debt securities except for domestic municipal instruments backed by letters of credit or other forms of credit enhancement issued by foreign banks which have a branch, agency or subsidiary in the United States.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. These transactions involve a commitment by the Fund to purchase securities that will be issued at a future date (ordinarily within two months, although the Fund may agree to a longer settlement period). These transactions may involve mortgage-backed securities such as Ginnie Mae, Fannie Mae and Freddie Mac certificates. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.

     When-issued and delayed delivery transactions enable the Fund to "lock in" what the Manager believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, the Fund might purchase a security on a when-issued or delayed delivery basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. When-issued and delayed-delivery transactions are subject to the risk that a counterparty may fail to complete the sale of the security. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. To reduce this risk, the Fund will enter into transactions with established counterparties and the Manager will monitor the creditworthiness of such counterparties.

     The value of securities purchased on a when-issued or delayed delivery basis and any subsequent fluctuations in their value are reflected in the computation of the Fund's NAV starting on the date of the agreement to purchase the securities. Because the Fund has not yet paid for the securities, this produces an effect similar to leverage. The Fund does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date. Because the Fund is committed to buying them at a certain price, any change in the value of these securities, even prior to their issuance, affects the value of the Fund's interests. The purchase of securities on a when-issued basis also involves a risk of loss if the value of the security to be purchased declines before the settlement date.

     When-issued and delayed-delivery transactions may cause the Fund to liquidate positions when it may not be advantageous to do so in order to satisfy its purchase obligations.

     POLICIES AND LIMITATIONS. The Fund may not invest more than 10% of its total assets in when-issued securities. The Fund will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually taking delivery of the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it has been entered into. The Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize capital gains or losses in connection with these transactions.

     When the Fund purchases securities on a when-issued or delayed delivery basis, the Fund will, until payment is made, deposit in a segregated account with its custodian, or designate on its books as segregated, appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Fund's purchase commitments. This procedure is designed to ensure that the Fund maintains sufficient assets at all times to cover its obligations under when-issued and delayed delivery purchases.

     LEVERAGE. The Fund may make investments while borrowings are outstanding and may engage in transactions that have the effect of leverage. Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. For example, leverage may amplify changes in the Fund's NAV. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for the Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's total return will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to the Fund's shareholders as dividends will be reduced. Reverse repurchase agreements and when-issued and delayed delivery transactions may create leverage.

     POLICIES AND LIMITATIONS. The Fund may borrow money from banks for temporary or emergency purposes or enter into reverse repurchase agreements for any purpose, as long as such borrowings do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings).

     ZERO COUPON SECURITIES. The Fund may invest in zero coupon securities. These securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a significant discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

     Zero coupon securities are redeemed at face value when they mature. The discount on zero coupon securities ("original issue discount" or "OID") must be taken into account for tax purposes ratably by the Fund prior to the receipt of any actual payments.

     Because the Fund must distribute to its shareholders substantially all of its net investment income (including non-cash income attributable to zero coupon securities) each year for federal income tax purposes, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its distribution requirements. See "Additional Tax Information -Taxation of the Fund."

     The market prices of zero coupon securities generally are more volatile than the prices of securities that pay cash interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

     RISKS OF FIXED INCOME SECURITIES. Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity ("interest rate risk"), market perception of the creditworthiness of the issuer, and market liquidity ("market risk").

     Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

     CALL RISK. Some debt securities in which the Fund may invest are also subject to the risk that the issuer might repay them early ("call risk"). When market interest rates are low, issuers generally call securities paying higher interest rates. For this reason, the Fund holding a callable security may not enjoy the increase in the security's market price that usually accompanies a decline in rates. Furthermore, the Fund would have to reinvest the proceeds from the called security at the current, lower rates.

     RATINGS OF FIXED INCOME SECURITIES. The Fund may purchase securities rated by S&P, Moody's, Fitch, Inc. or any other nationally recognized statistical rating organization ("NRSRO") (please see the Prospectuses for further information). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although the Fund may rely on the ratings of any NRSRO, the Fund mainly refers to ratings assigned by S&P, Moody's, and Fitch, Inc., which are described in Appendix A. The Fund may also invest in unrated securities that are deemed comparable in quality by the Manager to the rated securities in which the Fund may permissibly invest.

     HIGH-QUALITY DEBT SECURITIES. High-quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P, Moody's or Fitch, Inc., in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by the Manager to be of comparable quality. If two or more NRSROs have rated a security, at least two of them must rate it as high quality if the security is to be eligible for purchase by the Fund.



     RATINGS DOWNGRADES. Subsequent to its purchase by the Fund, the rating of an issue of debt securities may be reduced, so that the securities would no longer be eligible for purchase by the Fund.

     The Manager will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7.

     MATURITY. "Term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity.

     The Fund has a policy of investing in instruments with maturities of 397 days or less. For purposes of complying with this policy, the Fund will determine the maturity of an instrument in accordance with the requirements of Rule 2a-7. Rule 2a-7 permits the Fund to shorten the maturity of a particular instrument in circumstances in which the instrument is subject to certain types of demand features or interest-rate-reset provisions. Rule 2a-7 also requires the Fund to maintain a dollar-weighted average portfolio maturity of no more than 90 days. The Fund has a stricter standard for maturity and seeks to maintain a dollar-weighted average portfolio maturity of no more than 60 days.

     TERRORISM RISKS. Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers or related groups of issuers or issuers concentrated in a single geographic area. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Fund service providers and the Fund's operations.

 SPECIAL RISK CONSIDERATIONS FOR LEHMAN BROTHERS CALIFORNIA TAX-FREE MONEY FUND

     Because the Fund invests primarily in California municipal securities, the value of its portfolio investments will be highly sensitive to events affecting the fiscal stability of the State of California (sometimes referred to in this section as the "State") and its municipalities, authorities and other instrumentalities that issue such securities. The following information is based on information available as of the date of this Statement of Additional Information primarily from official statements relating to securities offerings of the State.

     Summarized below are important financial concerns relating to the Fund's investments in California municipal securities. This section is not intended to be an entirely comprehensive description of all risks involved in investing in California municipal securities. The information contained in this section is intended to give a recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of the State.

     GENERAL ECONOMIC CONDITIONS. The economy of the State is the largest among the 50 states and one of the largest in the world. The diversified economy of the State has major components in high technology, trade, entertainment, agriculture, tourism, construction, and services. Certain of the State's significant industries, such as high technology, are sensitive to economic disruptions in their export markets.

     Since early 2001, the State has faced severe financial challenges. The State experienced an economic recession in 2001 and a sluggish recovery in 2002 and 2003 (with greatest impacts in the high technology, internet, and telecommunications sectors, especially in Northern California); weakened exports; and most particularly, large stock market declines (with attendant declines in stock option values and capital gains realizations). These adverse fiscal and economic factors resulted in a serious erosion of General Fund tax revenues. In recent years, the State has derived a significant portion of its revenue from personal income and sales taxes. Because the amount collected from these taxes is particularly sensitive to economic conditions, the State's revenue has been and may be volatile.

     Since 2004 the State's economy has recovered somewhat, with job growth in both Southern and Northern California. The State economy has generally mirrored the national economy. Housing construction and resale markets were particularly strong, particularly while interest rates were low, but these markets have slowed since the start of 2006. The Governor's Administration predicts modest economic growth in 2007 with some increasing strength in 2008.

     California's geographic location subjects it to earthquake risks. It is impossible to predict the time, magnitude or location of a major earthquake or its effect on the California economy. In January 1994, a major earthquake struck the Los Angeles area, causing significant damage in a four county area. The possibility exists that another such earthquake could create a major dislocation of the California economy and significantly affect State and local governmental budgets.

     STATE BUDGETS. 2005 BUDGET ACT. The initial 2005 Governor's Budget, released January 2005, projected that revenues for the 2005-06 fiscal year would increase from the prior year by about $5.2 billion, as a result of the improving economy. However, under current programs and laws, the Governor stated that expenditures would increase by $10 billion. To close an estimated $9 billion budget gap, the Governor proposed a number of budget solutions, without tax increases, to be coupled with fundamental reforms which would have to be approved by the voters. In the May Revision to the 2005-06 Governor's Budget proposal, the Administration estimated that improved revenues from stronger economic conditions had reduced the budget gap to about $4 billion. This permitted the Administration to revise its projected budget solutions.

     The 2005 Budget Act was signed by the Governor in July 2005. General Fund revenues and transfers were projected to increase 5.7 percent, from $79.9 billion in fiscal year 2004-05 to $84.5 billion in fiscal year 2005-06. The 2005 Budget Act contained General Fund appropriations of $90.0 billion, compared to $81.7 billion in 2004-05. The difference between revenues and expenditures in fiscal year 2005-06 was funded by using a part of the $9.6 billion fund balance at June 30, 2005. The June 30, 2006 reserve was projected to be $1.302 billion. About $900 million of this reserve was set aside for payment in fiscal year 2006-07 of tax refunds and other adjustments related to the tax amnesty program implemented in early 2005. The 2005 Budget Act was substantially similar to the Governor's May Revision proposals.

     2006 BUDGET ACT. The 2006-07 Governor's Budget, released January 2006, estimated that the operating deficit for 2006-07 would be $6.3 billion. About $1.6 billion of this gap, however, is based on prepayments and scheduled payments from the General Fund to other funds and sources, which were used to balance earlier budgets, leaving what the Administration termed as an "effective operating deficit" of about $4.7 billion.

     The final 2006 Budget Act was signed by the Governor in June 2006, along with a series of companion implementing bills. The final 2006 Budget Act enacted a spending plan of about $127.9 billion, of which $101.3 billion will be from the General Fund, an increase of 9.2 percent over the prior year. The Governor vetoed spending of about $112 million ($62 million General Fund). General Fund revenues and transfers are projected to be about $94.4 billion, a 1.7 percent increase. The difference will be made up by applying a portion of the $9.0 billion reserve at June 30, 2006. While the "operating shortfall" between revenues and expenditures is $6.9 billion, the Administration states that $2.1 billion will go into reserves, and another $2.8 billion will be used to repay and prepay prior budgetary loans, leaving a much smaller "effective operating deficit." The final 2006 Budget Act closely resembled the plan presented by the Governor in the 2006 May Revision.

     Although the 2006-07 fiscal year budget is balanced, it will leave the State with an ongoing structural deficit in fiscal years 2007-08 and 2008-09, estimated in the range of $4.5-5 billion by the State Legislative Analyst's
Office. Some of this deficit can be addressed using part of any available reserves at the end of the 2006-07 fiscal year.

     Updated estimates contained in the 2007-08 Governor's Budget released on January 10, 2007 show the General Fund condition has improved since the enactment of the 2006 Budget Act. Revision of revenues and expenditures for the 2005-06 fiscal year and earlier periods resulted in a net increase of resources of $1.3 billion. Revenue estimates for 2006-07 were increased by $512 million due primarily to higher major tax revenues. Expenditures for 2006-07 were increased by a net $876 million, primarily for school spending required by Proposition 98. As a result, the Administration projected the June 30, 2007 fund balance would be about $2.9 billion, an increase of more than $800 million from the original 2006 Budget Act.

     2007 BUDGET ACT. The Governor's Budget for the 2007-08 fiscal year proposed a balanced budget based on General Fund revenues and transfers of $101.3 billion, an increase of about 7% from the prior year, with expenditures of $103.1 billion, a 1% increase from the prior year. Prior year reserves make up the difference. The proposal projects a reserve balance at June 30, 2008 of $2.1 billion, including $1.5 billion in the Budget Stabilization Account.

     In order the close an operating deficit of about $2.4 billion, the Governor has made a number of fiscal proposals, including shifting of certain education costs for school busing and costs of debt service on transportation- related bonds from the General Fund to excess sales tax revenues on gasoline, which would otherwise have been devoted to public transportation programs; reductions in certain health and welfare grants; application of funds from new tribal gaming compacts and other proposals, all of which will have to be negotiated with the Legislature. The 2007-08 Governor's Budget proposes full funding for K-12 schools under Proposition 98 and increased funding for higher education.

     CONSTRAINTS ON THE BUDGET PROCESS. Approved in March 2004 with the State's Economic Recovery Bonds, Proposition 58 requires the State to enact a balanced budget, establish a special reserve in the General Fund and restricts future borrowing to cover budget deficits. As a result of the provisions requiring the enactment of a balanced budget and restricting borrowing, the State would, in some cases, have to take more immediate actions to correct budgetary shortfalls. Beginning with the budget for fiscal year 2004-05, Proposition 58 requires the Legislature to pass a balanced budget and provides for mid-year adjustments in the event that the budget falls out of balance. The balanced budget determination is made by subtracting expenditures from all available resources, including prior-year balances.

     If the Governor determines that the State is facing substantial revenue shortfalls or spending deficiencies, the Governor is authorized to declare a fiscal emergency. He or she would then be required to propose legislation to address the emergency, and call the Legislature into special session to consider that legislation. If the Legislature fails to pass and send to the Governor legislation to address the budget fiscal emergency within 45 days, the Legislature would be prohibited from (a) acting on any other bills, or (b) adjourning in joint recess until such legislation is passed.

     Proposition 58 also requires that a special reserve (the Budget Stabilization Account) be established in the State's General Fund. Beginning with fiscal year 2006-07, a specified portion of estimated annual General Fund revenues would be transferred by the Controller into the Budget Stabilization Account no later than September 30 of each fiscal year. These transfers would continue until the balance in the Budget Stabilization Account reaches $8 billion or 5 percent of the estimated General Fund revenues for that fiscal year, whichever is greater. The annual transfer requirement would be in effect whenever the balance falls below the $8 billion or 5 percent target. The annual transfers could be suspended or reduced for a fiscal year by an executive order issued by the Governor no later than June 1 of the preceding fiscal year.

     Proposition 58 will also prohibit certain future borrowing to cover budget deficits. This restriction does not apply to certain other types of borrowing, such as short-term borrowing to cover cash shortfalls in the General Fund (including revenue anticipation notes or revenue anticipation warrants currently used by the State), or inter-fund borrowings.

     FUTURE BUDGETS. It cannot be predicted what actions will be taken in the future by the State Legislature and the Governor to deal with changing State revenues and expenditures. The State budget will be affected by national and State economic conditions and other factors.

     STATE INDEBTEDNESS. GENERAL OBLIGATION BONDS AND REVENUE BONDS. As of March 1, 2007, the State had outstanding approximately $39.0 billion of long- term general obligation bonds and $7.7 billion of lease-purchase debt supported by the General Fund. The State also had about $11.0 billion of general obligation bonds which were supported by other revenues, including economic recovery bonds payable from a special sales tax. As of March 1, 2007 the State had about $66.2 billion of authorized and unissued General Fund-supported long- term general obligation bonds and $3.2 billion of authorized and unissued lease- purchase debt. These figures include $42.7 billion of new general obligation bonds approved by the voters at the November 2006 election. In the 2005-06 fiscal year, debt service on General Fund-supported general obligation bonds and lease purchase debt was approximately 4.16% of General Fund revenues.

     RATINGS. As of January 1, 2007, the State's general obligation bonds were rated A1 by Moody's, A+ by Standard & Poor's, and A+ by Fitch Ratings. It is not presently possible to determine whether, or the extent to which, Moody's, Standard & Poor's, or Fitch Ratings will change such ratings in the future.

     FUTURE INITIATIVES. In May 2006, the Legislature adopted a package of bills providing part of the infrastructure financing plan requested by the Governor. The main components of this package included four proposed bond measures on the November 2006 ballot, containing the following elements: (i) $19.9 billion for transportation, air quality, port security and related projects; (ii) $10.4 billion for K-12 school construction and rehabilitation and higher education facilities; (iii) $4.1 billion for levee repair, flood control and related projects, and (iv) $2.9 billion for various housing programs. In addition, there was a constitutional amendment on the ballot to limit future diversions of sales taxes on gasoline from transportation purposes (Proposition 42). All five of these measures were approved by the voters at the November 2006 election.

     LOCAL GOVERNMENT. The primary units of local government in California are the counties, ranging in population from 1,200 (Alpine) to approximately 10 million (Los Angeles). Counties are responsible for the provision of many basic services, including indigent healthcare, welfare, courts, jails and public safety in unincorporated areas. There are also about 478 incorporated cities and thousands of other special districts formed for education, utility and other services. The fiscal condition of local governments has been constrained since the enactment of "Proposition 13" in 1978 and later constitutional amendments, which reduced and limited the future growth of property taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Counties, in particular, have had fewer options to raise revenues than many other local government entities, and have been required to maintain many services. Proposition 218, another initiative constitutional amendment enacted in 1996, further limited the ability of local governments to impose or raise various taxes, fees, charges and assessments without voter approval.

     Some local governments in California have experienced notable financial difficulties, including Los Angeles County, Orange County, and San Diego County, and there is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

     According to the State, the 2004 Budget Act, related legislation and the enactment of Senate Constitutional Amendment No. 4 (described below) will dramatically change the State-local fiscal relationship. These constitutional and statutory changes implement an agreement negotiated between the Governor and local government officials (the "State-local agreement") in connection with the 2004 Budget Act. One change relates to the reduction of the Vehicle License Fee ("VLF") rate from 2 percent to 0.65 percent of the market value of the vehicle. In order to protect local governments, the reduction in VLF revenue to cities and counties from this rate change will be replaced by an increase in the amount of property tax they receive. Under the State-local agreement and implementing legislation, for fiscal years 2004-05 and 2005-06 only, the replacement property taxes that cities and counties receive will be reduced by $700 million. In future years, local governments will receive the full value of the VLF revenue. Also for these two fiscal years, redevelopment agencies will be required to shift $250 million to schools, and special districts to shift $350 million, in property tax revenues they would otherwise receive.

     As part of the State-local agreement, Senate Constitutional Amendment No. 4 was enacted by the Legislature and subsequently approved by the voters at the November 2004 election. Senate Constitutional Amendment No. 4 amends the State Constitution to, among other things, reduce the Legislature's authority over local government revenue sources by placing restrictions on the State's access to local governments' property, sales, and vehicle license fee revenues as of November 3, 2004. Beginning with fiscal year 2008-09, the State will be able to borrow up to 8 percent of local property tax revenues, but only if the Governor proclaims such action is necessary due to a severe State fiscal hardship, two-thirds of both houses of the Legislature approves the borrowing and the amount borrowed is required to be paid back within three years. The State also will not be able to borrow from local property tax revenues for more than 2 fiscal years within a period of 10 fiscal years. In addition, the State cannot reduce the local sales tax rate or restrict the authority of the local governments to impose or change the distribution of the statewide local sales tax.

     Senate Constitutional Amendment No. 4 also prohibits the State from mandating activities on cities, counties or special districts without providing for the funding needed to comply with the mandates. Beginning in fiscal year 2005-06, if the State does not provide funding for the activity that has been determined to be mandated, the requirement on cities, counties or special districts to abide by the mandate would be suspended. In addition, Senate Constitutional Amendment No. 4 expands the definition of what constitutes a mandate to encompass State action that transfers to cities, counties and special districts financial responsibility for a required program for which the State previously had partial or complete responsibility. The State mandate provisions of Senate Constitutional Amendment No. 4 do not apply to schools or community colleges or to mandates relating to employee rights.

     CONSTITUTIONAL LEGISLATIVE AND OTHER FACTORS. The State is subject to an annual appropriations limit imposed by Article XIII B of the State Constitution (the "Appropriations Limit"). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds.

     Article XIII B prohibits the State from spending "appropriations subject to limitation" in excess of the Appropriations Limit. "Appropriations subject to limitation," are authorizations to spend "proceeds of taxes," which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed "the cost reasonably borne by that entity in providing the regulation, product or service," but "proceeds of taxes" exclude most State subventions to local governments, tax refunds and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds.

     The State's Appropriations Limit in each year is based on the Limit for the prior year, adjusted annually for changes in State per capita personal income and changes in population, and adjusted, when applicable, for any transfer of financial responsibility of providing services to or from another unit of government or any transfer of the financial source for the provisions of services from tax proceeds to non-tax proceeds.

     The Legislature has enacted legislation to implement Article XIII B which defines certain terms used in Article XIII B and sets forth the methods for determining the Appropriations Limit. California Government code Section 7912 requires an estimate of the Appropriations Limit to be included in the Governor's Budget, and thereafter to be subject to the budget process and established in the Budget Act.

     On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed State funding of public education below the university level and the operation of the State appropriations funding, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Proposition 98 permits the Legislature by two-thirds vote of both houses, with the Governor's concurrence, to suspend the K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the
Article XIII B limit to K-14 schools.

     Because of the complexities of Article XIII B, the ambiguities and possible inconsistencies in its terms, the applicability of its exceptions and exemptions and the impossibility of predicting future appropriations, it is not possible to predict the impact of this or related legislation on the bonds in the Fund's portfolio.

     Articles XIII A, XIII B, XIII C and XIII D were each adopted as measures that qualified for the ballot pursuant to the State's initiative process. Other Constitutional amendments affecting State and local taxes and appropriations have been proposed from time to time. If any such initiatives were adopted, the State could be pressured to provide additional financial assistance to local Governments or appropriate revenues as mandated by such initiatives. Propositions such as Proposition 98 and others that may be adopted in the future, may place increasing pressure on the State's budget over future years, potentially reducing resources available for other State programs, especially to the extent the Article XIII B spending limit would restrain the State's ability to fund such other programs by raising taxes.

     EFFECT OF OTHER STATE LAWS ON BOND OBLIGATIONS. Some of the municipal securities that the Fund can invest in may be obligations payable solely from the revenues of a specific institution or secured by specific properties. These are subject to provisions of California law that could adversely affect the holders of such obligations. For example, the revenues of California health care institutions may be adversely affected by State laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real
property.   Debt  obligations  payable  solely  from  revenues  of  health  care institutions may also be insured by the State but no guarantee exists that adequate reserve funds will be appropriated by the State legislature for such purpose.

     PENDING LITIGATION. The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings (described in the State's recent financial statements) that, if decided against the State might require the State to make significant future expenditures or impair future revenue sources. Among other things, the lawsuits seek damages from the State relating to pension funding, flood damages, environmental remediation and energy contracts. Claimants seek refunds of corporate tax assessments and escheats, and prohibitions against deferral of payments to local governments. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation or estimate the potential impact on the ability of the State to pay debt service costs on its obligations.

                          CERTAIN RISK CONSIDERATIONS

     Although the Fund seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that the Fund will achieve its investment objective.

     The Fund's ability to achieve its investment objective is dependent on the continuing ability of the issuers of municipal obligations in which the Fund invests (and, in certain circumstances, of banks issuing letters of credit or insurers issuing insurance backing those obligations) to pay interest and principal when due.

                            PERFORMANCE INFORMATION

     The Fund's performance figures are based on historical results and are not intended to indicate future performance. The yield and total return of the Fund will vary.

     Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Yield Calculations
------------------

     The Fund may advertise its "current yield" and "effective yield" in the financial press and other publications. The Fund's CURRENT YIELD is based on the return for a recent seven-day period and is computed by determining the net change (excluding capital changes) in the value of a hypothetical account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period. The result is a "base period return," which is then annualized -- that is, the amount of income generated during the seven-day period is assumed to be generated each week over a 52-week period -- and shown as an annual percentage of the investment.

     The EFFECTIVE YIELD of the Fund is calculated similarly, but the base period return is assumed to be reinvested. The assumed reinvestment is calculated by adding 1 to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result, according to the following formula:

                                                       365/7
            Effective Yield = [(Base Period Return + 1)     ] - 1.

Tax Equivalent Yield
--------------------

     The Fund may advertise a "tax equivalent yield" that reflects the taxable yield that an investor subject to the highest combined marginal rate of federal income tax and California state personal income tax (35% + 9.3%, or 44.3%, based on rates applicable in 2006) would have had to receive in order to realize the same level of after-tax yield produced by an investment in the Fund.(1) TAX EQUIVALENT YIELD is calculated according to the following formula:

                   Tax Equivalent Yield  =  Y1  +  Y2  +  Y3
                                           ----   ----
                                            1-MR  1-MR
                                                      CA

where Y1 equals the portion of the Fund's current or effective yield that is not subject to either federal or California state personal income tax, Y2 equals the portion of the Fund's current or effective yield that is subject to California state personal income tax, Y3 equals the portion of the Fund's current or effective yield that is subject to both federal income tax and California state personal income tax, MR (CA) equals California's highest marginal tax rate in 2006, and MR equals the highest combined marginal tax rate.

     For example, if the Fund's tax-free yield is 3%, none of its interest income is subject to either federal income tax or California state personal income tax, and the maximum combined tax rate is 44.3%, the computation is:

              3% / (1 - .443) = 3 / .557 = 5.38% Tax Equivalent Yield

_________________________

(1) This discussion (1) assumes that the investor is not subject to the alternative minimum tax and (2) does not take into account the deductibility for federal income tax purposes of California state income tax paid.

In this example, the after-tax yield (of a taxable investment) will be lower than the 3% tax-free investment if available taxable yields are below 5.38%; conversely, the taxable investment will provide a higher after-tax yield when taxable yields exceed 5.38%. This example assumes that all of the income from the investment is tax-exempt.

     The use of a 3% yield in these examples is for illustrative purposes only and is not indicative of the Fund's future performance.

                             TRUSTEES AND OFFICERS

     The following tables set forth information concerning the Fund Trustees and officers of the Trust. All persons named as Fund Trustees and officers also serve in similar capacities for other funds administered or managed by NB Management.

Information about the Board of Trustees
---------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Number of
                                                                                         ---------
                                                                                       Funds in Fund
                                                                                       --------------
                        Position and                                                      Complex              Other Directorships
                        ------------                                                      --------             -------------------
                          Length of                                                     Overseen by              Held Outside Fund
Name, Age, And            ---------                                                     -----------              -----------------
Address(1)              Time Served(2)    Principal Occupations(3)                     Fund Trustee(4)               Trustee
--------------          --------------    ------------------------                     ---------------               -------
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT FUND TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
John Cannon (77)          Trustee since   Consultant; formerly, Chairman, CDC               60              Independent Trustee or
                               1994       Investment Advisers (registered                                   Director of three series
                                          investment adviser), 1993 to January                              of Oppenheimer Funds:
                                          1999; formerly, President and Chief                               Limited Term New York
                                          Executive Officer, AMA Investment                                 Municipal Fund,
                                          Advisors, an affiliate of the American                            Rochester Fund
                                          Medical Association.                                              Municipals, and
                                                                                                            Oppenheimer Convertible
                                                                                                            Securities Fund since
                                                                                                            1992.

------------------------------------------------------------------------------------------------------------------------------------
Faith Colish (71)         Trustee since   Counsel, Carter Ledyard & Milburn LLP             60              Formerly, Director (1997
                               2000       (law firm) since October 2002; formerly,                          to 2003) and Advisory
                                          Attorney-at-Law and President, Faith                              Director (2003 to 2006),
                                          Colish, A Professional Corporation, 1980                          ABA Retirement Funds
                                          to 2002.                                                          (formerly, American Bar
                                                                                                            Retirement Association)
                                                                                                            (not-for-profit
                                                                                                            membership corporation).

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Number of
                                                                                         ---------
                                                                                       Funds in Fund
                                                                                       --------------
                        Position and                                                      Complex              Other Directorships
                        ------------                                                      --------             -------------------
                          Length of                                                     Overseen by              Held Outside Fund
Name, Age, And            ---------                                                     -----------              -----------------
Address(1)              Time Served(2)    Principal Occupations(3)                     Fund Trustee(4)               Trustee
--------------          --------------    ------------------------                     ---------------               -------
------------------------------------------------------------------------------------------------------------------------------------
Martha C. Goss (58)       Trustee since   President, Woodhill Enterprises                   60              Director, Ocwen
                               2007       Inc./Chase Hollow Associates LLC                                  Financial Corporation
                                          (personal investment vehicle), since                              (mortgage servicing),
                                          2006; Chief Operating and Financial                               since 2005; Director,
                                          Officer, Hopewell Holdings LLC/ Amwell                            American Water (water
                                          Holdings, LLC (a holding company for a                            utility), since 2003;
                                          healthcare reinsurance company start-                             Director, Channel
                                          up), since 2003; formerly, Consultant,                            Reinsurance (financial
                                          Resources Connection (temporary                                   guaranty reinsurance),
                                          staffing), 2002 to 2006.                                          since 2006; Advisory
                                                                                                            Board Member, Attensity
                                                                                                            (software developer),
                                                                                                            since 2005; Director,
                                                                                                            Allianz Life of New York
                                                                                                            (insurance), since 2005;
                                                                                                            Director, Financial
                                                                                                            Women's Association of
                                                                                                            New York (not for profit
                                                                                                            association), since
                                                                                                            2003; Trustee Emerita,
                                                                                                            Brown University, since
                                                                                                            1998.

------------------------------------------------------------------------------------------------------------------------------------
C. Anne Harvey (70)       Trustee since   President, C.A. Harvey Associates since           60              Formerly, President,
                               2000       October 2001; formerly, Director, AARP,                           Board of Associates to
                                          1978 to December 2001.                                            The National
                                                                                                            Rehabilitation
                                                                                                            Hospital's Board of
                                                                                                            Directors, 2001 to 2002;
                                                                                                            formerly, Member,
                                                                                                            Individual Investors
                                                                                                            Advisory Committee to
                                                                                                            the New York Stock
                                                                                                            Exchange Board of
                                                                                                            Directors, 1998 to June
                                                                                                            2002.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Number of
                                                                                         ---------
                                                                                       Funds in Fund
                                                                                       --------------
                        Position and                                                      Complex              Other Directorships
                        ------------                                                      --------             -------------------
                          Length of                                                     Overseen by              Held Outside Fund
Name, Age, And            ---------                                                     -----------              -----------------
Address(1)              Time Served(2)    Principal Occupations(3)                     Fund Trustee(4)               Trustee
--------------          --------------    ------------------------                     ---------------               -------
------------------------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh (79)     Trustee since   Marcus Nadler Professor Emeritus of               60              Formerly, Director, The
                               1993       Finance and Economics, New York                                   Caring Community
                                          University Stern School of Business;                              (not-for-profit), 1997
                                          formerly, Executive Secretary- Treasurer,                         to 2006; formerly,
                                          American Finance Association, 1961 to                             Director, DEL
                                          1979.                                                             Laboratories, Inc.
                                                                                                            (cosmetics and
                                                                                                            pharmaceuticals), 1978
                                                                                                            to 2004; formerly,
                                                                                                            Director, Apple Bank for
                                                                                                            Savings, 1979 to 1990;
                                                                                                            formerly, Director,
                                                                                                            Western Pacific
                                                                                                            Industries, Inc., 1972
                                                                                                            to 1986 (public
                                                                                                            company).

------------------------------------------------------------------------------------------------------------------------------------
Michael M. Knetter (47)   Trustee since   Dean, School of Business, University of           60              Trustee, Northwestern
                               2007       Wisconsin - Madison; formerly, Professor                          Mutual Series Fund, Inc.
                                          of International Economics and Associate                          since February 2007;
                                          Dean, Amos Tuck School of Business -                              Director, Wausau Paper
                                          Dartmouth College, 1998 to 2002.                                  since 2005; Director,
                                                                                                            Great Wolf Resorts since
                                                                                                            2004.

------------------------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (70)     Trustee since   Retired; formerly, Vice President and             60              Director, Webfinancial
                               2000       General Counsel, WHX Corporation (holding                         Corporation (holding
                                          company), 1993 to 2001.                                           company) since December
                                                                                                            2002; formerly, Director
                                                                                                            WHX Corporation (holding
                                                                                                            company), January 2002
                                                                                                            to June 2005; formerly,
                                                                                                            Director, State Theatre
                                                                                                            of New Jersey
                                                                                                            (not-for-profit
                                                                                                            theater), 2000 to 2005.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Number of
                                                                                         ---------
                                                                                       Funds in Fund
                                                                                       --------------
                        Position and                                                      Complex              Other Directorships
                        ------------                                                      --------             -------------------
                          Length of                                                     Overseen by              Held Outside Fund
Name, Age, And            ---------                                                     -----------              -----------------
Address(1)              Time Served(2)    Principal Occupations(3)                     Fund Trustee(4)               Trustee
--------------          --------------    ------------------------                     ---------------               -------
------------------------------------------------------------------------------------------------------------------------------------
George W. Morriss (59)    Trustee since   Formerly, Executive Vice President and            60              Member, Board of
                               2007       Chief Financial Officer, People's Bank (a                         Managers, Old Mutual
                                          financial services company), 1991 to                              Funds of Hedge Funds
                                          2001.                                                             (registered hedge fund)
                                                                                                            since October 2006.

------------------------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien (78)    Trustee since   Formerly, Member, Investment Policy               60              Director, Legg Mason,
                               2000       Committee, Edward Jones, 1993 to 2001;                            Inc. (financial services
                                          President, Securities Industry                                    holding company) since
                                          Association ("SIA") (securities                                   1993; formerly,
                                          industry's representative in government                           Director, Boston
                                          relations and regulatory matters at the                           Financial Group (real
                                          federal and state levels), 1974 to 1992;                          estate and tax
                                          Adviser to SIA, November 1992 to November 1993.                   shelters), 1993 to 1999.

------------------------------------------------------------------------------------------------------------------------------------
William E. Rulon (74)     Trustee since   Retired; formerly, Senior Vice President,         60              Formerly, Director,
                               1993       Foodmaker, Inc. (operator and franchiser                          Pro-Kids Golf and
                                          of restaurants) until January 1997.                               Learning Academy (teach
                                                                                                            golf and computer usage
                                                                                                            to "at risk" children),
                                                                                                            1998 to 2006; formerly,
                                                                                                            Director, Prandium, Inc.
                                                                                                            (restaurants), March
                                                                                                            2001 to July 2002.

------------------------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan (75)    Trustee since   Founding General Partner, Oxford Partners         60              None.
                               2000       and Oxford Bioscience Partners (venture
                                          capital investing) and President, Oxford
                                          Venture Corporation since 1981.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Number of
                                                                                         ---------
                                                                                       Funds in Fund
                                                                                       --------------
                        Position and                                                      Complex              Other Directorships
                        ------------                                                      --------             -------------------
                          Length of                                                     Overseen by              Held Outside Fund
Name, Age, And            ---------                                                     -----------              -----------------
Address(1)              Time Served(2)    Principal Occupations(3)                     Fund Trustee(4)               Trustee
--------------          --------------    ------------------------                     ---------------               -------
------------------------------------------------------------------------------------------------------------------------------------
Tom D. Seip (57)          Trustee since   General Partner, Seip Investments LP (a           60              Director, H&R Block,
                           2000; Lead     private investment partnership);                                  Inc. (financial services
                          Independent     formerly, President and CEO, Westaff,                             company) since May 2001;
                             Trustee      Inc. (temporary staffing), May 2001 to                            Chairman, Compensation
                           beginning      January 2002; formerly, Senior Executive                          Committee, H&R Block,
                              2006        at the Charles Schwab Corporation, 1983                           Inc. since 2006;
                                          to 1998, including Chief Executive                                Director, America One
                                          Officer, Charles Schwab Investment                                Foundation since 1998;
                                          Management, Inc. and Trustee, Schwab                              formerly, Chairman,
                                          Family of Funds and Schwab Investments,                           Governance and
                                          1997 to 1998, and Executive Vice                                  Nominating Committee,
                                          President- Retail Brokerage, Charles                              H&R Block, Inc., 2004 to
                                          Schwab & Co., Inc., 1994 to 1997.                                 2006; Director, Forward
                                                                                                            Management, Inc. (asset
                                                                                                            management company),
                                                                                                            1999 to 2006; formerly
                                                                                                            Director, E-Bay
                                                                                                            Zoological Society, 1999
                                                                                                            to 2003; formerly,
                                                                                                            Director, General Magic
                                                                                                            (voice recognition
                                                                                                            software), 2001 to 2002;
                                                                                                            formerly, Director,
                                                                                                            E-Finance Corporation
                                                                                                            (credit decisioning
                                                                                                            services), 1999 to 2003;
                                                                                                            formerly, Director,
                                                                                                            Save-Daily.com (micro
                                                                                                            investing services),
                                                                                                            1999 to 2003.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Number of
                                                                                         ---------
                                                                                       Funds in Fund
                                                                                       --------------
                        Position and                                                      Complex              Other Directorships
                        ------------                                                      --------             -------------------
                          Length of                                                     Overseen by              Held Outside Fund
Name, Age, And            ---------                                                     -----------              -----------------
Address(1)              Time Served(2)    Principal Occupations(3)                     Fund Trustee(4)               Trustee
--------------          --------------    ------------------------                     ---------------               -------
------------------------------------------------------------------------------------------------------------------------------------
Candace L. Straight (59)  Trustee since   Private investor and consultant                   60              Director, Montpelier Re
                               1993       specializing in the insurance industry;                           (reinsurance company)
                                          formerly, Advisory Director, Securitas                            since 2006; Director,
                                          Capital LLC (a global private equity                              National Atlantic
                                          investment firm dedicated to making                               Holdings Corporation
                                          investments in the insurance sector),                             (property and casualty
                                          1998 to December 2003.                                            insurance company) since
                                                                                                            2004; Director, The
                                                                                                            Proformance Insurance
                                                                                                            Company (property and
                                                                                                            casualty insurance
                                                                                                            company) since March
                                                                                                            2004; formerly,
                                                                                                            Director, Providence
                                                                                                            Washington Insurance
                                                                                                            Company (property and
                                                                                                            casualty insurance
                                                                                                            company), December 1998
                                                                                                            to March 2006; formerly,
                                                                                                            Director, Summit Global
                                                                                                            Partners (insurance
                                                                                                            brokerage firm), 2000 to
                                                                                                            2005.

------------------------------------------------------------------------------------------------------------------------------------
Peter P. Trapp(62)        Trustee since   Retired; formerly,Regional Manager for            60              None.
                               2000       Mid-Southern Region, Ford Motor Credit
                                          Company, September 1997 to 2007;
                                          formerly, President, Ford Life Insurance
                                          Company, April 1995 to August 1997.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Number of
                                                                                         ---------
                                                                                       Funds in Fund
                                                                                       --------------
                        Position and                                                      Complex              Other Directorships
                        ------------                                                      --------             -------------------
                          Length of                                                     Overseen by              Held Outside Fund
Name, Age, And            ---------                                                     -----------              -----------------
Address(1)              Time Served(2)    Principal Occupations(3)                     Fund Trustee(4)               Trustee
--------------          --------------    ------------------------                     ---------------               -------
------------------------------------------------------------------------------------------------------------------------------------
                                             FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
------------------------------------------------------------------------------------------------------------------------------------
Jack L. Rivkin* (67)      President and   Executive Vice President and Chief                60              Director, Dale Carnegie
                          Trustee since   Investment Officer, Neuberger Berman Inc.                         and Associates, Inc.
                               2002       (holding company) since 2002 and 2003,                            (private company) since
                                          respectively; Managing Director and Chief                         1998; Director,
                                          Investment Officer, Neuberger Berman,                             Solbright, Inc. (private
                                          since December 2005 and 2003,                                     company) since 1998.
                                          respectively; formerly, Executive Vice
                                          President, Neuberger Berman, December
                                          2002 to 2005; Director and Chairman, NB
                                          Management since December 2002; formerly,
                                          Executive Vice President, Citigroup
                                          Investments, Inc., September 1995 to
                                          February 2002; formerly, Executive Vice
                                          President, Citigroup Inc., September 1995
                                          to February 2002.

------------------------------------------------------------------------------------------------------------------------------------
Peter E. Sundman* (48)    Chairman of     Executive Vice President, Neuberger               60              Director and Vice
                          the Board       Berman Inc. (holding company) since 1999;                         President, Neuberger &
                          and Trustee     Head of Neuberger Berman Inc.'s Mutual                            Berman Agency, Inc.
                          since 2000;     Funds Business (since 1999) and                                   since 2000; formerly,
                             Chief        Institutional Business (1999 to October                           Director, Neuberger
                          Executive       2005); responsible for Managed Accounts                           Berman Inc. (holding
                          Officer         Business and intermediary distribution                            company), October 1999
                          since 1999;     since October 1999; President and                                 to March 2003; Trustee,
                          President       Director, NB Management since 1999;                               Frost Valley YMCA;
                          from 1999 to    Managing Director, Neuberger Berman since                         Trustee, College of
                          2000            2005; formerly, Executive Vice President,                         Wooster.
                                          Neuberger Berman, 1999 to December 2005;
                                          formerly, Principal, Neuberger Berman,
                                          1997 to 1999; formerly, Senior Vice
                                          President, NB Management, 1996 to 1999.

------------------------------------------------------------------------------------------------------------------------------------

(1)  The business address of each listed person is  605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Fund Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Fund Trustee may resign by delivering a written resignation; (b) any Fund Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Fund Trustees; (c) any Fund Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Fund Trustees; and (d) any Fund Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

(4) For funds organized in a master-feeder structure, we count the master fund and its associated feeder funds as a single portfolio.

* Indicates a Fund Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and/or Lehman Brothers Asset Management.

Information about the Officers of the Trust
-------------------------------------------

                                             Position and Length of
                                             ----------------------
Name, Age, and Address(1)                        Time Served(2)                       Principal Occupation(s)(3)
-------------------------                        --------------                       --------------------------
Andrew B. Allard (45)                    Anti-Money Laundering             Senior Vice President, Neuberger Berman since 2006;
                                     Compliance Officer since 2002         Deputy General Counsel, Neuberger Berman since 2004;
                                                                           formerly, Vice President, Neuberger Berman, 2000 to
                                                                           2006; formerly, Associate General Counsel, Neuberger
                                                                           Berman, 1999 to 2004; Anti-Money Laundering
                                                                           Compliance Officer, seventeen registered investment
                                                                           companies for which NB Management acts as investment
                                                                           manager and administrator (seven since 2002, three
                                                                           since 2003, four since 2004, one since 2005 and two
                                                                           since 2006).

Michael J. Bradler (37)              Assistant Treasurer  since 2005       Vice President, Neuberger Berman since 2006;
                                                                           Employee, NB Management since 1997; Assistant
                                                                           Treasurer, seventeen registered investment companies
                                                                           for which NB Management acts as investment manager
                                                                           and administrator (fifteen since 2005 and two since
                                                                           2006).

                                             Position and Length of
                                             ----------------------
Name, Age, and Address(1)                        Time Served(2)                       Principal Occupation(s)(3)
-------------------------                        --------------                       --------------------------
Claudia A. Brandon (50)                      Secretary since 1985          Senior Vice President, Neuberger Berman since 2007;
                                                                           Vice President-Mutual Fund Board Relations, NB
                                                                           Management since 2000 and Assistant Secretary since
                                                                           2004; formerly, Vice President, Neuberger Berman, 2002
                                                                           to 2006 and Employee since 1999; Secretary, seventeen
                                                                           registered investment companies for which NB Management
                                                                           acts as investment manager and administrator (three
                                                                           since 1985, four since 2002, three since 2003, four
                                                                           since 2004, one since 2005 and two since 2006).

Robert Conti (50)                          Vice President since 2000       Managing Director, Neuberger Berman since 2007;
                                                                           formerly, Senior Vice President, Neuberger Berman, 2003
                                                                           to 2006; formerly, Vice President, Neuberger Berman,
                                                                           1999 to 2003; Senior Vice President, NB Management
                                                                           since 2000; Vice President, seventeen registered
                                                                           investment companies for which NB Management acts as
                                                                           investment manager and administrator (three since 2000,
                                                                           four since 2002, three since 2003, four since 2004, one
                                                                           since 2005 and two since 2006).

Brian J. Gaffney (54)                      Vice President since 2000       Managing Director, Neuberger Berman since 1999; Senior
                                                                           Vice President, NB Management since 2000; Vice
                                                                           President, seventeen registered investment companies
                                                                           for which NB Management acts as investment manager and
                                                                           administrator (three since 2000, four since 2002, three
                                                                           since 2003, four since 2004, one since 2005 and two
                                                                           since 2006).

Maxine L. Gerson (56)                Chief Legal Officer since 2005        Senior Vice President, Neuberger Berman since 2002;
                                     (only for purposes of sections 307    Deputy General Counsel and Assistant Secretary,
                                     and 406 of the Sarbanes-Oxley Act     Neuberger Berman since 2001; Secretary and General
                                     of 2002)                              Counsel, NB Management since 2004; Chief Legal Officer
                                                                           (only for purposes of sections 307 and 406 of the
                                                                           Sarbanes-Oxley Act of 2002), seventeen registered
                                                                           investment companies for which NB Management acts as
                                                                           investment manager and administrator (fifteen since
                                                                           2005 and two since 2006).

                                             Position and Length of
                                             ----------------------
Name, Age, and Address(1)                        Time Served(2)                       Principal Occupation(s)(3)
-------------------------                        --------------                       --------------------------
Sheila R. James (41)                   Assistant Secretary since 2002      Assistant Vice President, Neuberger Berman since 2007
                                                                           and Employee since 1999; Assistant Secretary, seventeen
                                                                           registered investment companies for which NB Management
                                                                           acts as investment manager and administrator (seven
                                                                           since 2002, three since 2003, four since 2004, one
                                                                           since 2005 and two since 2006).

Kevin Lyons (51)                       Assistant Secretary since 2003      Employee, Neuberger Berman since 1999; Assistant
                                                                           Secretary, seventeen registered investment companies
                                                                           for which NB Management acts as investment manager and
                                                                           administrator (ten since 2003, four since 2004, one
                                                                           since 2005 and two since 2006).

John M. McGovern (37)                Treasurer and Principal Financial     Senior Vice President, Neuberger Berman since 2007;
                                     and Accounting Officer since 2005;    formerly, Vice President, Neuberger Berman, 2004 to
                                     prior thereto, Assistant Treasurer    2006; Employee, NB Management since 1993; Treasurer and
                                     since 2002                            Principal Financial and Accounting Officer, seventeen
                                                                           registered investment companies for which NB Management
                                                                           acts as investment manager and administrator (fifteen
                                                                           since 2005 and two since 2006); formerly, Assistant
                                                                           Treasurer, fifteen registered investment companies for
                                                                           which NB Management acts as investment manager and
                                                                           administrator, 2002 to 2005.

Frank Rosato (36)                       Assistant Treasurer since 2005     Vice President, Neuberger Berman since 2006; Employee,
                                                                           NB Management since 1995; Assistant Treasurer,
                                                                           seventeen registered investment companies for which NB
                                                                           Management acts as investment manager and administrator
                                                                           (fifteen since 2005 and two since 2006).

Frederic B. Soule (61)                    Vice President since 2000        Senior Vice President, Neuberger Berman since 2003;
                                                                           formerly, Vice President, Neuberger Berman, 1999 to
                                                                           2002; Vice President, seventeen registered investment
                                                                           companies for which NB Management acts as investment
                                                                           manager and administrator (three since 2000, four since
                                                                           2002, three since 2003, four since 2004, one since 2005
                                                                           and two since 2006).

                                             Position and Length of
                                             ----------------------
Name, Age, and Address(1)                        Time Served(2)                       Principal Occupation(s)(3)
-------------------------                        --------------                       --------------------------
Chamaine Williams (36)               Chief Compliance Officer since 2005   Senior Vice President, Neuberger Berman since 2007;
                                                                           Chief Compliance Officer, NB Management since 2006;
                                                                           Senior Vice President, Lehman Brothers Inc. since 2007;
                                                                           formerly, Vice President, Lehman Brothers Inc., 2003 to
                                                                           2006; Chief Compliance Officer, seventeen registered
                                                                           investment companies for which NB Management acts as
                                                                           investment manager and administrator (sixteen since
                                                                           2005 and one since 2006); Chief Compliance Officer,
                                                                           Lehman Brothers Asset Management Inc. since 2003; Chief
                                                                           Compliance Officer, Lehman Brothers Alternative
                                                                           Investment Management LLC since 2003; formerly, Vice
                                                                           President, UBS Global Asset Management (US) Inc.
                                                                           (formerly, Mitchell Hutchins Asset Management, a
                                                                           wholly-owned subsidiary of PaineWebber Inc.), 1997 to
                                                                           2003.

____________________

(1)  The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)  Pursuant to the By-Laws of the Trust, each officer elected by the Fund Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Fund Trustees and may be removed at any time with or without cause.

(3)  Except as otherwise indicated, each individual has held the positions shown for at least the last five years.


The Board of Trustees
---------------------

     The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of the Fund and reviews and approves the Fund's advisory and sub-advisory contracts and other principal contracts. It is the Trust's policy that at least three quarters of the Board of Trustees shall be comprised of Fund Trustees who are not "interested persons" of NB Management (including its affiliates) or the Trust ("Independent Fund Trustees"). The Board of Trustees has established several standing committees to oversee particular aspects of the Fund's management. The standing committees of the Board of Trustees are described below.

     AUDIT COMMITTEE. The Audit Committee's purposes are (a) to oversee the Fund's accounting and financial reporting processes, their internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (b) to oversee the quality and integrity of the Fund's financial statements and the independent audit thereof; (c) to oversee, or, as appropriate, assist Board oversight of, the Fund's compliance with legal and regulatory requirements that relate to the Fund's accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the Fund's independent registered public accounting firms and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Fund's independent registered public accounting firms; and (e) to act as a liaison between the Fund's independent registered public accounting firms and the full Board. Its members are Martha C. Goss, Howard A. Mileaf, George W. Morriss, Cornelius T. Ryan (Chairman), Tom D. Seip, and Peter P. Trapp. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2006, the Committee met seven times.

     ETHICS AND COMPLIANCE COMMITTEE. The Ethics and Compliance Committee generally oversees: (a) the Trust's program for compliance with Rule 38a-1 and the Trust's implementation and enforcement of its compliance policies and procedures; (b) the compliance with the Trust's Code of Ethics, which restricts the personal securities transactions, including transactions in Fund shares, of employees, officers, and trustees; and (c) the activities of the Trust's Chief Compliance Officer ("CCO"). The Committee shall not assume oversight duties to the extent that such duties have been assigned by the Board expressly to another Committee of the Board (such as oversight of internal controls over financial reporting, which has been assigned to the Audit Committee.) The Committee's primary function is oversight. Each investment adviser, subadviser, principal underwriter, administrator and transfer agent (collectively, "Service Providers") is responsible for its own compliance with the federal securities laws and for devising, implementing, maintaining and updating appropriate policies, procedures and codes of ethics to ensure compliance with applicable laws and regulations. The CCO is responsible for administering the Fund's Compliance Program, including devising and implementing appropriate methods of testing compliance by the Fund and its Service Providers. Its members are John Cannon (Chairman), Faith Colish, C. Anne Harvey, Michael M. Knetter and Edward
I. O'Brien. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2006, the Committee met four times. The entire Board will receive at least annually a report on the compliance programs of the Trust and service providers and the required annual reports on the administration of the Code of Ethics and the required annual certifications from the Trust, NB Management, Neuberger Berman and Lehman Brothers Asset Management.

     CONTRACT REVIEW COMMITTEE. The Contract Review Committee is responsible for overseeing and guiding the process by which the Independent Fund Trustees annually consider whether to renew the Trust's principal contractual arrangements and Rule 12b-1 plans. Its members are Faith Colish (Chairwoman), Martha C. Goss, Robert A. Kavesh, William E. Rulon and Candace L. Straight. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2006, the Committee met twice.

     EXECUTIVE COMMITTEE. The Executive Committee is responsible for acting in an emergency when a quorum of the Board of Trustees is not available; the Committee has all the powers of the Board of Trustees when the Board is not in session to the extent permitted by Delaware law. Its members are John Cannon, Robert A. Kavesh, Howard A. Mileaf, Tom D. Seip and Peter E. Sundman (Chairman). All members except for Mr. Sundman are Independent Fund Trustees. During the fiscal year ended October 31, 2006, the Committee did not meet.

     GOVERNANCE AND NOMINATING COMMITTEE. The Governance and Nominating Committee is responsible for: (a) considering and evaluating the structure, composition and operation of the Board of Trustees and each committee thereof, including the operation of the annual self-evaluation by the Board; (b) evaluating and nominating individuals to serve as Fund Trustees including as

Independent Fund Trustees, as members of committees, as Chair of the Board and as officers of the Trust; and (c) considering and making recommendations relating to the compensation of Independent Fund Trustees and of those officers as to whom the Board is charged with approving compensation. Its members are C. Anne Harvey (Chairwoman), Robert A. Kavesh, Michael M. Knetter, Howard A. Mileaf, and Tom D. Seip. All members are Independent Fund Trustees. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Lehman Brothers Income Funds, 605 Third Avenue, 2[nd] Floor, New
York, NY, 10158-0180. During the fiscal year ended October 31, 2006, the Committee met twice.

     PORTFOLIO TRANSACTIONS AND PRICING COMMITTEE. The Portfolio Transactions and Pricing Committee: (a) generally monitors the operation of policies and procedures reasonably designed to ensure that each portfolio holding is valued in an appropriate and timely manner, reflecting information known to the manager about current market conditions ("Pricing Procedures"); (b) considers and evaluates, and recommends to the Board when the Committee deems it appropriate, amendments to the Pricing Procedures proposed by management, counsel, the auditors and others; (c) from time to time, as required or permitted by the Pricing Procedures, establishes or ratifies a method of determining the fair value of portfolio securities for which market pricing is not readily available;
(d) generally oversees the program by which the manager seeks to monitor and improve the quality of execution for portfolio transactions; and (e) generally oversees the adequacy and fairness of the arrangements for securities lending; in each case with special emphasis on any situations in which the Fund deals with the manager or any affiliate of the manager as principal or agent. Its members are Faith Colish, George W. Morriss Jack L. Rivkin (Vice Chairman), William E. Rulon, Cornelius T. Ryan and Candace L. Straight (Chairwoman). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended October 31, 2006, the Committee met three times.

     INVESTMENT PERFORMANCE COMMITTEE. The Investment Performance Committee is responsible for overseeing and guiding the process by which the Board reviews fund performance. Its members are Martha C. Goss, Robert A. Kavesh, Edward I. O'Brien, Jack L. Rivkin (Vice Chairman), Cornelius T. Ryan and Peter P. Trapp (Chairman). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended October 31, 2006, the Committee met once.

     The Trust's Trust Instrument provides that the Trust will indemnify its Fund Trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or Fund Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

     Officers and trustees who are interested persons of the Trust, as defined in the 1940 Act, receive no salary or fees from the Trust. For serving as a trustee of the Neuberger Berman Funds, each Independent Fund Trustee receives an annual retainer of $60,000, paid quarterly, and a fee of $7,500 for each of the six regularly scheduled meetings he or she attends in-person or by telephone. For any additional special in-person meeting of the Board, the Independent Fund Trustees will determine whether a fee is warranted, provided, however, that no fee is normally authorized for any special meeting attended by telephone. To compensate for the additional time commitment, the Chair of the Board's Audit Committee receives $5,000 per year and each member of the Audit Committee, including the Chair, receives $1,000 for each Audit Committee meeting he or she attends in-person or by telephone. No additional compensation is provided for service on any other Board committee. The Lead Independent Trustee receives an additional $20,000 per year. The Neuberger Berman Funds continue to reimburse Independent Fund Trustees for their travel and other out-of-pocket expenses related to attendance at Board meetings. The Independent Fund Trustee compensation is allocated to each Neuberger Berman Fund based on a method the Board of Trustees finds reasonable.

     The following table sets forth information concerning the compensation of the Fund Trustees. The Trust does not have any retirement plan for the Fund Trustees.

                              TABLE OF COMPENSATION
                         FOR FISCAL YEAR ENDED 10/31/06
                         ------------------------------

                                 Aggregate           Total Compensation from
Name and Position              Compensation         Investment Companies in the
 with the Trust                from the Trust      Neuberger Berman Fund Complex
 --------------                --------------      -----------------------------

INDEPENDENT FUND TRUSTEES

John Cannon                      $24,311.59                $108,800.52
Trustee

Faith Colish                     $22,990.52                $102,010.27
Trustee

Martha C. Goss                      N/A*                       N/A*
Trustee

C. Anne Harvey                   $22,990.52                $102,010.27
Trustee

Robert A. Kavesh                 $22,990.52                $102,010.27
Trustee

Michael M. Knetter                  N/A*                     $6,077
Trustee

Howard A. Mileaf                 $24,311.59                $108,800.52
Trustee

                                 Aggregate           Total Compensation from
Name and Position              Compensation         Investment Companies in the
 with the Trust                from the Trust      Neuberger Berman Fund Complex
 --------------                --------------      -----------------------------

George W. Morriss                   N/A*                     $6,741
Trustee

Edward I. O'Brien                $22,990.52                $102,010.27
Trustee

William E. Rulon                 $22,990.52                $102,010.27
Trustee

Cornelius T. Ryan                $25,177.26                $113,675.57
Trustee

Tom D. Seip                      $27,577.99                $123,395.94
Trustee

Candace L. Straight              $22,990.52                $102,010.27
Trustee

Peter P. Trapp                   $22,862.35                $101,605.08
Trustee

FUND TRUSTEES WHO ARE "INTERESTED PERSONS"

Jack L. Rivkin                      $0                           $0
President and Trustee

Peter E. Sundman                    $0                           $0
Chairman of the Board,
Chief Executive Officer
and Trustee

*Dr. Knetter and Mr. Morriss became Fund Trustees on February 28, 2007. Ms. Goss became a Fund Trustee on June 1, 2007.


     As the Fund was not operational prior to the date of this SAI, the Fund Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of the Fund.

Ownership of Equity Securities by the Fund Trustees
---------------------------------------------------

     As of the date of this SAI, the Fund was new and had not yet issued any shares.

     The following table shows the aggregate dollar range that each Fund Trustee held in all the funds in the Neuberger Berman Fund Family.

--------------------------------------------------------------------------------
                              AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                              REGISTERED INVESTMENT COMPANIES OVERSEEN BY FUND
NAME OF FUND TRUSTEE          TRUSTEE IN FAMILY OF INVESTMENT COMPANIES*
--------------------------------------------------------------------------------
INDEPENDENT FUND TRUSTEES
--------------------------------------------------------------------------------
John Cannon                                     E
--------------------------------------------------------------------------------
Faith Colish                                    E
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                              REGISTERED INVESTMENT COMPANIES OVERSEEN BY FUND
NAME OF FUND TRUSTEE          TRUSTEE IN FAMILY OF INVESTMENT COMPANIES*
--------------------------------------------------------------------------------
INDEPENDENT FUND TRUSTEES
--------------------------------------------------------------------------------
Martha C. Goss                                  C
--------------------------------------------------------------------------------
C. Anne Harvey                                  D
--------------------------------------------------------------------------------
Robert A. Kavesh                                C
--------------------------------------------------------------------------------
Michael M. Knetter                              A
--------------------------------------------------------------------------------
Howard A. Mileaf                                E
--------------------------------------------------------------------------------
George W. Morriss                               C
--------------------------------------------------------------------------------
Edward I. O'Brien                               E
--------------------------------------------------------------------------------
William E. Rulon                                E
--------------------------------------------------------------------------------
Cornelius T. Ryan                               C
--------------------------------------------------------------------------------
Tom D. Seip                                     E
--------------------------------------------------------------------------------
Candace L. Straight                             E
--------------------------------------------------------------------------------
Peter P. Trapp                                  E
--------------------------------------------------------------------------------
FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
--------------------------------------------------------------------------------
Jack L. Rivkin                                  B
--------------------------------------------------------------------------------
Peter E. Sundman                                E
--------------------------------------------------------------------------------
     * Valuation as of December 31, 2006.

A = None  B = $1-$10,000  C = $10,000 - $50,000D = $50,001 - $100,000
E = over $100,000


Independent Fund Trustees Ownership of Securities
-------------------------------------------------

     No Independent Fund Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity, Lehman Brothers Asset Management or Lehman Brothers Holdings Inc., which controls the Neuberger Berman entities.

                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator
------------------------------------

     NB Management serves as the investment manager to the Fund pursuant to a management agreement with the Trust, dated May 31, 2005.

     The Management Agreement provides, in substance, that NB Management will make and implement investment decisions for the Fund in its discretion and will continuously develop an investment program for the Fund's assets. The Management Agreement permits NB Management to effect securities transactions on behalf of the Fund through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Fund, although NB Management has no current plans to pay a material amount of such compensation.

     NB Management provides to the Fund, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the Fund Trustees, officers and employees of the Trust who are officers, directors, or employees of NB Management. Two directors of NB Management, who also serve as officers of NB Management, presently serve as Fund Trustees and/or officers of the Trust. See "Trustees and Officers." The Fund pays NB Management a management fee based on the Fund's average daily net assets, as described below.

     NB Management has sub-contracted certain of its responsibilities under the Management Agreement to Lehman Brothers Asset Management, which is responsible for the day-to-day investment management of the Fund; NB Management is responsible for overseeing the investment activities of Lehman Brothers Asset Management with respect to its management of the Fund.

     Under the Management Agreement, NB Management provides facilities, services, and personnel to the Fund pursuant to two administration agreements with the Trust, one for the Investor Share Class dated November 3, 2003 and one for the Reserve Share Class, dated December 31, 2005 (each an "Administration Agreement," collectively, the "Administration Agreements"). For such administrative services, each Class of the Fund pays NB Management a fee based on the Class's average daily net assets, as described below.

     Under each Administration Agreement, NB Management also provides to each Class and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent or third party investment providers. NB Management provides the direct shareholder services specified in the Administration Agreements and assists the shareholder servicing agent or third party investment providers in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities. NB Management or the third party provider solicits and gathers shareholder proxies, performs services connected with the qualification of the Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreements.

     The Management Agreement continues until October 31, 2008. The Management Agreement is renewable thereafter from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding interests in that Fund. The Administration Agreements continue with respect to the Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreements are renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.

     The Management Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by the Trust or by NB Management. The Administration Agreements are terminable, without penalty, with respect to the Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

     From time to time, NB Management or the Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

Management and Administration Fees
----------------------------------

     For investment management services, the Fund pays NB Management a fee at the annual rate of 0.25% of the first $500 million of that Fund's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.

     For administrative services, the Investor Class of the Fund pays NB Management at the annual rate of 0.27% of that Class's average daily net assets plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Board of Trustees, including a majority of those who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses. With the Fund's consent, NB Management may subcontract to third parties some of its responsibilities to that Fund under the Administration Agreement. In addition, the Fund may compensate such third parties for accounting and other services.

     For administrative services, the Reserve Class of the Fund pays NB Management at the annual rate of 0.08% of that Class's average daily net assets plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Board of Trustees, including a majority of those who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses. With the Fund's consent, NB Management may subcontract to third parties some of its responsibilities to that Fund under the Administration Agreement. In addition, the Fund may compensate such third parties for accounting and other services.

Waivers and Reimbursements
--------------------------

     NB Management has undertaken to provide certain waivers or reimbursements of Fund expenses, as described below. With respect to any Fund, the appropriateness of any such undertaking is determined on a Class-by-Class basis.

     INVESTOR CLASS

     NB Management has voluntarily undertaken to reimburse or waive certain expenses of the Investor Class of the Fund so that the total operating expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) are limited to 0.50% of average daily net assets. NB Management may, at its sole discretion, modify or terminate this voluntary commitment without notice to the Fund.

     RESERVE CLASS

     NB Management has voluntarily undertaken to reimburse or waive certain expenses of the Reserve Class of the Fund so that the total operating expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) are limited to 0.25% of average daily net assets. NB Management may, at its sole discretion, modify or terminate this voluntary commitment without notice to the Fund.

Sub-Adviser
-----------

     NB Management retains Lehman Brothers Asset Management, 200 South Wacker Drive, Suite 2100, Chicago, IL 60601, as sub-adviser with respect to the Fund pursuant to a sub-advisory agreement dated May 31, 2005.

     Pursuant to this sub-advisory agreement, NB Management has delegated responsibility for the Fund's day-to-day management to Lehman Brothers Asset Management. This sub-advisory agreement provides in substance that Lehman Brothers Asset Management will make and implement investment decisions for the Fund in its discretion and will continuously develop an investment program for the Fund's assets. This sub-advisory agreement permits Lehman Brothers Asset Management to effect securities transactions on behalf of the Fund through associated  persons  of Lehman  Brothers  Asset  Management.  This  sub-advisory agreement also specifically permits Lehman Brothers Asset Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Fund, although Lehman Brothers Asset Management has no current plans to pay a material amount of such compensation.

     The sub-advisory agreement continues until October 31, 2008 for the Fund and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The sub-advisory agreement is subject to termination, without penalty, with respect to the Fund by the Fund Trustees or a 1940 Act majority vote of the outstanding interests in the Fund, by NB Management or by Lehman Brothers Asset Management on not less than 30 nor more than 60 days' prior written notice. The sub-advisory agreement also terminates automatically with respect to the Fund if it is assigned or if the Management Agreement terminates with respect to the Fund.

Investment Companies Managed
----------------------------

     The investment decisions concerning the Fund and the other registered investment companies managed by NB Management or Lehman Brothers Asset Management Inc. (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Fund. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Fund to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management or Lehman Brothers Asset Management have varied from one another in the past and are likely to vary in the future.

     There may be occasions when the Fund and one or more of the Other NB Funds or other accounts managed by NB Management or Lehman Brothers Asset Management are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Fund, in other cases it is believed that the Fund's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Fund Trustees that the desirability of the Fund's having their advisory arrangements with NB Management and/or Lehman Brothers Asset Management outweighs any disadvantages that may result from contemporaneous transactions.

     The Fund is subject to certain limitations imposed on all advisory clients of NB Management and/or Lehman Brothers Asset Management (including the Fund, the Other NB Funds, and other managed accounts) and personnel of NB Management and/or Lehman Brothers Asset Management and their affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of NB Management and/or Lehman Brothers Asset Management that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

Codes of Ethics
---------------

     The Fund, NB Management and Lehman Brothers Asset Management have personal securities trading policies that restrict the personal securities transactions of employees, officers, and Fund Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Fund's managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with the Fund or taking personal advantage of investment opportunities that may belong to the Fund. Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 100 F Street, N.E., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

Management and Control of NB Management and Lehman Brothers Asset Management
----------------------------------------------------------------------------

     Lehman Brothers Asset Management and NB Management are wholly owned by Lehman Brothers Holdings Inc. ("Lehman Brothers"), a publicly-owned holding company. The directors, officers and/or employees of NB Management who are deemed "control persons," all of whom have offices at the same address as NB Management and Neuberger Berman Inc. are: Kevin Handwerker, Joseph Amato, Jack
L. Rivkin and Peter E. Sundman. Mr. Sundman and Mr. Rivkin are Fund Trustees and officers of the Trust. The directors, officers and/or employees of Lehman Brothers Asset Management who are deemed "control persons," all of whom have offices at the same address as Lehman Brothers Asset Management, are: Richard W. Knee, Lori A. Loftus and Bradley C. Tank.

     Lehman Brothers Holdings Inc. is one of the leading global investment banks serving the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide. Founded in 1850, Lehman Brothers Holdings Inc maintains leadership positions in equity and fixed income sales, trading and research, investment banking, private equity, and private client services. The firm is headquartered in New York, London, and Tokyo and operates in a network of offices around the world. Lehman Brothers Holdings Inc.'s address is 745 Seventh Avenue, New York, New York 10019.

                            DISTRIBUTION ARRANGEMENTS

     The Fund offers two Classes of shares known as Investor Class and Reserve Class.

Distributor
-----------

     NB Management serves as the distributor ("Distributor") in connection with the offering of the Fund's shares. Investor Class and Reserve Class shares are offered on a no-load basis.

     In connection with the sale of its shares, the Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectuses and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by a Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the Fund's Investor Class shares and Reserve Class shares, each a continuous offering, without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Distributor also acts as agent in arranging for the sale of shares of the Fund's Reserve Class shares to Institutions and bears all advertising and promotion expenses incurred in the sale of the Fund's shares.

     For the Fund's Investor Class shares and Reserve Class shares, which are sold directly to investors, the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Fund, through use of its shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Fund's shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Fund's shareholders any investment products or services other than those managed or distributed by NB Management or Lehman Brothers Asset Management.

     From time to time, NB Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of Fund shares.

     The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement with respect to each Class (each, a "Distribution Agreement"). Each Distribution Agreement continues until October 31, 2007. Each

Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. Each Distribution Agreement may be terminated by either party and will terminate automatically on their assignment, in the same manner as the Management Agreement.

     NB Management and/or its affiliates may pay additional compensation and/or provide incentives (out of their own resources and not as an expense of the Fund) to certain brokers, dealers, or other financial intermediaries ("Financial Intermediaries") in connection with the sale, distribution, retention and/or servicing of Fund shares ("revenue sharing payments").

     Such payments are intended to provide additional compensation to Financial Intermediaries for various services, including without limitation, participating in joint advertising with a Financial Intermediary, granting NB Management personnel reasonable access to a Financial Intermediary's financial advisers and consultants, and allowing NB Management personnel to attend conferences. NB Management and its affiliates may make other payments or allow other promotional incentives to Financial Intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

     In addition, NB Management may pay for: placing the Fund on the Financial Intermediary's sales system, preferred or recommended fund list, providing periodic and ongoing education and training of Financial Intermediary personnel regarding the Fund; disseminating to Financial Intermediary personnel information and product marketing materials regarding the Fund; explaining to clients the features and characteristics of the Fund; conducting due diligence regarding the Fund; providing reasonable access to sales meetings, sales representatives and management representatives of a Financial Intermediary; and furnishing marketing support and other services. Additional compensation also may include non-cash compensation, financial assistance to Financial Intermediaries in connection with conferences, seminars for the public and advertising campaigns, technical and systems support and reimbursement of ticket charges (fees that a Financial Intermediary charges its representatives for effecting transactions in Fund shares) and other similar charges.

     The level of revenue sharing payments made to Financial Intermediaries may be a fixed fee or based upon one or more of the following factors: reputation in the industry, ability to attract and retain assets, target markets, customer relationships, quality of service, gross sales, current assets and/or number of accounts of the Fund attributable to the Financial Intermediary, the particular Fund or fund type or other measures as agreed to by NB Management and/or their affiliates and the Financial Intermediaries or any combination thereof. The amount of these payments is determined at the discretion of NB Management and/or its affiliates from time to time, may be substantial, and may be different for different Financial Intermediaries based on, for example, the nature of the services provided by the Financial Intermediary.

     Receipt of, or the prospect of receiving, this additional compensation, may influence a Financial Intermediary's recommendation of the Fund or of any particular share class of the Fund. These payment arrangements, however, will not change the price that an investor pays for Fund shares or the amount that the Fund receives to invest on behalf of an investor and will not increase Fund expenses. You should review your Financial Intermediary's compensation disclosure and/or talk to your Financial Intermediary to obtain more information on how this compensation may have influenced your Financial Intermediary's recommendation of the Fund.

     In addition to the compensation described above, the Fund and/or NB Management may pay fees to Financial Intermediaries and their affiliated persons for maintaining Fund share balances and/or for subaccounting, administrative or transaction processing services related to the maintenance of accounts for retirement and benefit plans and other omnibus accounts ("subaccounting fees"). Such subaccounting fees paid by the Fund may differ depending on the Fund and are designed to be equal to or less than the fees the Fund would pay to its transfer agent for similar services. Because some subaccounting fees are directly related to the number of accounts and assets for which a Financial Intermediary provides services, these fees will increase with the success of the Financial Intermediary's sales activities.

     NB Management and its affiliates are motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of Financial Intermediaries. To the extent Financial Intermediaries sell more shares of the Fund or retain shares of the Fund in their clients' accounts, NB Management and/or its affiliates benefit from the incremental management and other fees paid to NB Management and/or its affiliates by the Fund with respect to those assets.

                         ADDITIONAL PURCHASE INFORMATION

Share Prices and Net Asset Value
--------------------------------

     Each Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAV for each Class of the Fund is calculated by subtracting total liabilities of that Class from total assets attributable to the Class (the market value of the securities the Fund holds plus cash and other assets). The per share NAV is calculated by dividing its NAV by the number of shares outstanding attributable to that Class and rounding the result to the nearest full cent.


     The Fund will try to maintain a stable NAV of $1.00 per share. The Fund values its securities at their cost at the time of purchase and assumes a constant amortization to maturity of any discount or premium; however, if the Manager believes the amortized cost method is not appropriate then securities shall be valued in accordance with the Fund's pricing procedures by using independent pricing services, pricing quotations from broker-dealers or fair valuation methods. The Fund calculates its NAV as of 3:00 p.m., Eastern time, on each day the New York Stock Exchange ("NYSE") and Federal Reserve Wire System ("Federal Reserve") are open.




Financial Intermediaries
------------------------

     The Fund has authorized one or more Financial Intermediaries to receive purchase and redemption orders on its behalf. Such Financial Intermediaries are authorized to designate other administrative intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase and redemption order when a Financial Intermediary or its designee receives the order. Purchase and redemption orders will be priced at the next share price to be calculated after the order has been "accepted" as defined in the Fund's prospectuses.

                        VALUATION OF PORTFOLIO SECURITIES

     The Fund relies on Rule 2a-7 to use the amortized cost method of valuation to enable it to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. Although the Fund's reliance on Rule 2a-7 and use of the amortized cost valuation method should enable the Fund, under most conditions, to maintain a stable $1.00 share price, there can be no assurance it will be able to do so. An investment in the Fund, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government.

                         ADDITIONAL EXCHANGE INFORMATION

     If shareholders purchased a Neuberger Berman fund's Advisor, Institutional, Investor or Trust Class shares directly, they may redeem at least $1,000 worth of the fund's shares and invest the proceeds in shares of the corresponding class of one or more of the other Equity, Income, or Municipal Funds that are briefly described below, provided that the minimum investment requirements of the other fund(s) are met (please see the "Maintaining Your Account" section of the Fund's Prospectuses for additional information). Investor Class shares may also be exchanged for Trust Class shares of the Real Estate Fund, and Trust Class shares of the Real Estate Fund may be exchanged for Investor Class shares, provided that NB Management is the Institution acting as the record owner on behalf of the shareholder making the exchange.

     Institutional Class shares may also be exchanged for shares of the Neuberger Berman International Institutional Fund. An Institution may exchange the Fund's Advisor, Trust or Institutional Class shares (if the shareholder did not purchase the Fund's Institutional Class shares directly) for shares of the corresponding class of one or more of the other Neuberger Berman Funds, if made available through that Institution. This privilege is not available for
Neuberger Berman International Institutional Fund Institutional Class shareholders, or Neuberger Berman Genesis Fund Institutional Class shareholders.

     Most investment providers allow you to take advantage of the Neuberger Berman fund exchange program. Please contact your investment provider or NB Management for further information on exchanging your shares.

EQUITY FUNDS
------------

  Neuberger Berman All Cap     Seeks growth of capital. Invests mainly in common
  Growth Fund                  stocks of small-, mid-, and  large-capitalization
                               companies, which it defines as those with a total
                               market    capitalization    within   the   market
                               capitalization  range of the Russell  3000 Index.
                               The  Portfolio   Managers  employ  a  disciplined
                               investment strategy when selecting growth stocks, looking for fast-growing companies with above average sales and competitive returns on equity relative to their peers.

EQUITY FUNDS
------------

  Neuberger Berman Century     Seeks  long-term  growth  of  capital;   dividend
  Fund                         income is a  secondary  goal.  Invests  mainly in
                               common stocks of large- capitalization companies.
                               The Portfolio Manager seeks to buy companies with
                               strong   historical  and   prospective   earnings
                               growth.

  Neuberger Berman Fasciano    Seeks  long-term  capital  growth.  The Portfolio
  Fund                         Manager also may  consider a company's  potential
                               for income  prior to  selecting  it for the Fund.
                               The Fund invests mainly in the common stocks of small-cap companies, i.e., those with a total market value of no more than $1.5 billion at the time the Fund first invests in them. In selecting companies that the Portfolio Manager believes may have greater potential to appreciate in price, the Portfolio Manager will invest the Fund in smaller companies that are under-followed by major Wall Street brokerage houses and large asset management firms.

  Neuberger Berman Focus Fund  Seeks long-term growth of capital. Invests mainly in common stocks selected from 13 multi-industry sectors of the economy. To maximize potential return, the Fund normally makes 90% or more of its investments in not more than six sectors of the economy, and may invest 50% or more of its assets in any one sector.

  Neuberger Berman Genesis     Seeks growth of capital. Invests mainly in stocks
  Fund                         of companies  with small  market  capitalizations
  (This Fund is closed to new  (no more  than  $1.5  billion  at the time of the
  investors.)                  Fund's  investment).  The Portfolio Managers seek
                               to buy the stocks of undervalued companies whose current product lines and balance sheets are strong.

  Neuberger Berman Global      Seeks  total   return   through   investment   in
  Real Estate Fund             securities  of real estate  companies  located in
                               the   United   States   and   other    countries,
                               emphasizing both capital appreciation and current income.

  Neuberger Berman Guardian    Seeks    long-term    growth   of   capital   and
  Fund                         secondarily,  current  income.  Invests mainly in
                               stocks of mid- to large- capitalization companies that are well positioned and are undervalued in the market.

EQUITY FUNDS
------------

  Neuberger Berman             Seeks long-term capital appreciation by investing
  International Fund           primarily    in    foreign    stocks    of    any
                               capitalization,  both in developed  economies and
  (This Fund is closed to new  in emerging markets.  The Portfolio Managers seek
  investors.)                  undervalued  companies in  countries  with strong
                               potential for growth.

  Neuberger Berman             Seeks long-term capital appreciation by investing
  International Institutional  primarily    in    foreign    stocks    of    any
  Fund                         capitalization,  both in developed  economies and
                               in emerging markets.  The Portfolio Managers seek
  (This Fund is closed to new  undervalued  companies in  countries  with strong
  investors.)                  potential for growth.

  Neuberger Berman             Seeks long-term capital appreciation by investing
  International Large Cap      primarily in common stocks of foreign  companies,
  Fund                         both  in  developed  economies  and  in  emerging
                               markets. The Portfolio Managers seek undervalued companies in countries with strong potential for growth.

  Neuberger Berman Manhattan   Seeks  growth of capital.  Invests in  securities
  Fund                         believed  to  have  the  maximum   potential  for
                               long-term   capital    appreciation.    Portfolio
                               Managers seek  fast-growing  companies with above
                               average sales and  competitive  returns on equity
                               relative to their peers.  Factors in  identifying
                               these firms may  include  financial  strength,  a
                               strong  position   relative  to  competitors  and
                               strong earnings growth relative to competitors.

  Neuberger Berman Millennium  Seeks  growth of capital by  investing  mainly in
  Fund common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $2 billion at the time of initial investment. The Portfolio Managers take a growth approach to stock selection, looking for fast growing companies with above average sales and competitive returns on equity relative to their peers. Factors in identifying these firms may include financial strength, a strong position relative to competitors and strong earnings growth relative to competitors.

  Neuberger Berman Partners    Seeks capital  growth through an approach that is
  Fund                         intended  to  increase  capital  with  reasonable
                               risk.    The    Portfolio    Manager   looks   at
                               fundamentals, focusing particularly on cash flow, return on capital, and asset values.

EQUITY FUNDS
------------

  Neuberger Berman Real        Seeks total  return  through  investment  in real
  Estate Fund                  estate   securities,   emphasizing  both  capital
                               appreciation and current income.

  Neuberger Berman Regency     Seeks growth of capital by investing primarily in
  Fund                         common  stocks  of  mid-capitalization  companies
                               which the Portfolio Manager believes have solid fundamentals.

  Neuberger Berman Socially    Seeks  long-term  growth of capital by  investing
  Responsive Fund              primarily in  securities  of companies  that meet
                               the Fund's financial criteria and social policy.

INCOME FUNDS
------------

  Neuberger Berman Cash        A money market fund seeking the highest available
  Reserves                     current   income   consistent   with  safety  and
                               liquidity. The Fund invests in high-quality money
                               market  instruments.   It  seeks  to  maintain  a
                               constant purchase and redemption price of $1.00.

  Neuberger Berman Government  A  U.S.  Government  money  market  fund  seeking
  Money Fund                   maximum  safety  and  liquidity  and the  highest
                               available current income. The Fund invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies and instrumentalities and repurchase agreements relating to such securities.

  Lehman Brothers High         Seeks high total returns  consistent with capital
  Income Bond Fund             preservation. The Fund normally invests primarily
                               in a diversified portfolio of intermediate-term, U.S. dollar denominated, high-yield corporate bonds, including those sometimes known as "junk" bonds.

  Lehman Brothers Core Bond    Seeks  to  maximize   total   return   through  a
  Fund                         combination  of income and capital  appreciation.
                               The  Fund   normally   invests  in  high  quality
                               fixed-income    securities.    Corporate   bonds,
                               commercial paper or bonds secured by assets such as home mortgages, generally, must at least be an A(*/); bonds issued by the U.S. Government or its agencies are considered high quality.

INCOME FUNDS
------------

  Lehman Brothers Short        Seeks the highest current income  consistent with
  Duration Bond Fund           low  risk  to  principal   and   liquidity   and,
                               secondarily,  total  return.  The Fund invests in
                               debt  securities,   primarily  investment  grade;
                               maximum 10% below investment grade, but no lower than B.(*/) Maximum average duration of three years.

  Lehman Brothers Strategic    Seeks to maximize  income  without  undue risk to
  Income Fund                  principal.  The  Fund  invests  in a  diversified
                               portfolio of fixed-income  instruments of varying
                               sectors,   credit   quality  and  maturities  and
                               dividend-paying equities.

MUNICIPAL FUNDS
---------------

  Lehman Brothers California   A money market fund seeking the highest available
  Tax-Free Money Fund          current income exempt from federal income tax and
                               California state personal income taxes that is consistent with safety and liquidity. The Fund normally invests at least 80% of its net assets in high-quality, short-term municipal securities that provide income that is exempt from federal income tax and California state personal income taxes. The Fund also normally invests at least
                               80% of its net assets in securities the interest on which is not a tax preference item for federal alternative minimum tax purposes. The Fund seeks to maintain a stable $1.00 share price.

  Lehman Brothers Municipal    Seeks high  current  tax-exempt  income  with low
  Securities Trust             risk to principal and liquidity and, secondarily,
                               total return. The Fund invests in investment grade municipal securities with a maximum average duration of 10 years.

MUNICIPAL FUNDS
---------------
  Lehman Brothers National     Seeks the highest available current income exempt
  Municipal Money Fund         from federal  income tax that is consistent  with
                               safety and liquidity.  The Fund normally  invests
                               at least 80% of its net  assets in  high-quality,
                               short-term   securities  from  municipal  issuers
                               around the country. The Fund seeks to maintain a stable $1.00 share price.

  Lehman Brothers Municipal    A money market fund  seeking the highest  current
  Money Fund                   income exempt from federal income tax, consistent
                               with safety and  liquidity.  The Fund  invests in
                               high-quality, short-term municipal securities. It
                               seeks  to  maintain  a  constant   purchase   and
                               redemption price of $1.00.

  Lehman Brothers New York     A money market fund seeking the highest available
  Municipal Money Fund         current income exempt from federal income tax and
                               New York state and New York city personal  income
                               taxes  that  is   consistent   with   safety  and
                               liquidity. The Fund normally invests at least 80% of its net assets in high-quality, short-term municipal securities that provide income that is exempt from federal income tax and New York state and New York city personal income taxes. The Fund seeks to maintain a stable $1.00 share price.

  Lehman Brothers Tax-Free     Seeks the highest available current income exempt
  Money Fund                   from  federal  income  tax  and,  to  the  extent
                               possible,  from the federal  alternative  minimum
                               tax,   that  is   consistent   with   safety  and
                               liquidity. The Fund normally invests at least 80%
                               of its net  assets  in  high-quality,  short-term
                               municipal  securities.  The  Fund  also  normally
                               invests  at  least  80%  of  its  net  assets  in
                               securities   the  interest  on  which  is  not  a
                               preference item for federal alternative minimum tax purposes. The Fund seeks to maintain a stable
                               $1.00 share price.


(*/) As rated by Moody's or S&P or, if unrated by either of those entities, determined by NB Management to be of comparable quality.

     Any of the Income Funds, Equity Funds or Municipal Funds may terminate or modify its exchange privilege in the future. Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the Fund into which the exchange is to be made. An exchange is treated as a sale and purchase for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized.

     There can be no assurance that Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Neuberger Berman CASH RESERVES, Neuberger Berman GOVERNMENT MONEY Fund, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, or Lehman Brothers TAX-FREE Money Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption price of $1.00, will be able to maintain that price. An investment in any of the above-referenced funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.

     Each of the  Funds,  except  Neuberger  Berman  GLOBAL  REAL  ESTATE  Fund,
Neuberger Berman INTERNATIONAL, Neuberger Berman INTERNATIONAL INSTITUTIONAL, Neuberger Berman INTERNATIONAL LARGE CAP and Neuberger Berman REAL ESTATE Funds may terminate or materially alter its exchange privilege without notice to shareholders. Because Neuberger Berman GLOBAL REAL ESTATE, Neuberger Berman INTERNATIONAL, Neuberger Berman INTERNATIONAL INSTITUTIONAL, Neuberger Berman INTERNATIONAL LARGE CAP and Neuberger Berman REAL ESTATE Funds charge shareholders a redemption fee on exchanges of Fund shares held 60 days or less, the Funds will provide at least 60 days' notice prior to terminating or materially altering its exchange privilege, except in the following cases:

     o If the effect of the amendment to the exchange privilege is to reduce or eliminate the redemption fee payable at the time of the exchange; or

     o In certain extraordinary circumstances, such as the suspension of the redemption of the Fund's shares under Section 22(e) of the 1940 Act and the rules and regulations thereunder, or where a fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with applicable investment objectives, policies and restrictions.

                        ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions
-------------------------

     The right to redeem the Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for it to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. Redemption payments may also be delayed in the event of the closing of the Federal Reserve or when trading on the Federal Reserve is restricted; when the NYSE, bond market or Federal Reserve closes early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.

     If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE and the Federal Reserve are open after termination of the suspension.

     The Fund calculates its share price as of 3:00 p.m. on days on which the NYSE and Federal Reserve is open. If the NYSE or Federal Reserve were to close before regular trading, the Fund would price its shares as of the earlier closing time.

Redemptions in Kind
-------------------

     The Fund reserves the right, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. If payment is made in securities, a shareholder or institution generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Fund does not redeem in kind under normal circumstances, but would do so when Fund Trustees determined that it was in the best interests of the Fund's shareholders as a whole.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

     The Fund distributes to its shareholders substantially all of its net investment income by Class (after deducting expenses attributable to the Class) and any net capital gains it realizes. The Fund's net investment income, for financial accounting purposes, consists of all income accrued on portfolio assets less accrued expenses but does not include capital gains and losses. Net gains and losses of the Fund, if any, are reflected in its NAV until distributed. The Fund calculates its net investment income and share price as of 3:00 p.m., Eastern time, on each day the NYSE and the Federal Reserve are open ("Business Day").

     Income dividends are declared daily; dividends declared for each month are paid on the last Business Day of the month. Fund shares begin earning income dividends on the Business Day on which the proceeds of the purchase order are converted to "federal funds" (if converted by 6:00 p.m., Eastern time), or the next Business Day if so converted after that time, and continue to earn dividends through the Business Day before they are redeemed. Distributions of net realized capital gains, if any, normally are paid once annually, in December.

     The Fund's dividends and other distributions are automatically reinvested in additional shares of the relevant Class of the Fund, unless the shareholder elects to receive them in cash ("cash election"). Investor Class shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of another Neuberger Berman Fund, as designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, and/or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in additional Fund shares.

     A shareholder's cash election remains in effect until the shareholder notifies State Street in writing to discontinue the election. If the U.S. Postal Service cannot properly deliver Fund mailings to a shareholder for 180 days, however, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder requests in writing to State Street or the Fund that the cash election be reinstated.

     Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the relevant Class of the Fund at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

                           ADDITIONAL TAX INFORMATION

Taxation of the Fund
--------------------

     To qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund, which is treated as a separate corporation for federal tax purposes, must distribute to its shareholders for each taxable year at least 90% of the sum of its investment company taxable income - consisting generally of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss
("short-term gain"), determined without regard to any deduction for dividends paid - plus its net interest income excludable from gross income under section 103(a) of the Code ("Distribution Requirement") and must meet several additional requirements. These requirements include the following:

          (1) the Fund must derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities ("Income Requirement"); and

          (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets, and (b) not more than 25% of the value of its total assets may be invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer.

     By qualifying for treatment as a RIC, the Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income that it distributes to its shareholders. If the Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of amounts that otherwise would be "exempt-interest dividends" (described below), as dividends to the extent of the Fund's earnings and profits. Those dividends would be taxable as ordinary income, except that, for individual shareholders, the part thereof that is "qualified dividend income" would be taxable for federal tax purposes at the rate for net capital gain (a maximum of 15%). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

     The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions each year to avoid liability for the Excise Tax.

     The Fund may acquire municipal zero coupon or other securities issued with OID. As a holder of those securities, the Fund must take into account the OID that accrues on the securities during the taxable year, even if it receives no corresponding cash payment on them during the year. Because the Fund annually must distribute substantially all of its investment company taxable income and net tax-exempt income, including any accrued taxable and tax-exempt OID, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the Fund's cash assets or, if necessary, from the proceeds of sales of its securities. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income.

     Dividends the Fund pays will qualify as "exempt-interest dividends" if it satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a) of the Code; the Fund intends to satisfy this requirement. Exempt-interest dividends constitute the portion of the Fund's aggregate dividends equal to the excess of its excludable interest over certain amounts disallowed as deductions.

     The Fund may invest in bonds that are purchased, generally not on their initial issue, with "market discount" (that is, at a price less than the bond's principal amount adjusted for any accrued OID) ("market discount bonds"). Market discount less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the Fund acquired the bond is disregarded. Market discount generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. Gain on the disposition of a market discount bond, other than a bond with a fixed maturity date within one year from its issuance, generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. In lieu of treating the disposition gain as described above, the Fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

Taxation of the Fund's Shareholders
-----------------------------------

     FEDERAL. Dividends the Fund pays to a foreign shareholder, other than dividends paid to a foreign shareholder whose ownership of shares is effectively connected with a U.S. trade or business the shareholder carries on, generally will be subject to a federal withholding tax of 30% (or lower treaty rate). Two categories of dividends, however, "interest-related dividends" and "short-term capital gain dividends," if properly designated by the Fund, will be exempt from that tax. "Interest-related dividends" are dividends that are attributable to "qualified net interest income" ("qualified interest income" less allocable deductions), which generally consists of certain OID, interest on obligations "in registered form," and interest on deposits. "Short-term capital gain dividends" are dividends that are attributable to short-term gain, computed with certain adjustments. The exemption from withholding tax will apply to interest-related dividends and short-term capital gain dividends the Fund pays to foreign investors, with certain exceptions, only with respect to its current taxable year.

     As described in "Maintaining Your Account" in each Prospectus, the Fund may close a shareholder's account with it and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to re-establish the minimum balance after being given the opportunity to do so.

     The Fund is required to withhold 28% of all taxable dividends otherwise payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number or who are subject to backup withholding for any other reason.

     Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes, although the amount of those dividends must be reported on the recipient's federal income tax return. Shareholders' treatment of dividends from the Fund under state and local income tax laws may differ from the treatment thereof under the Code. Investors should consult their tax advisers concerning this matter.

     Interest on indebtedness incurred or continued by a shareholder to purchase or carry Fund shares is not deductible for federal income tax purposes.

     Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds ("PABs") should consult their tax advisers before purchasing Fund shares because, for users of certain of these facilities, the interest on PABs is not exempt from federal income tax. For these purposes, "substantial user" is defined to include a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of PABs.

     Up to 85% of social security and railroad retirement benefits may be included in taxable income for a taxable year for recipients whose modified adjusted gross income (including income from tax-exempt sources such as the Fund) plus 50% of their benefits for the year exceeds certain base amounts. Exempt-interest dividends from the Fund still would be tax-exempt to the extent described above; they would only be included in the calculation of whether a recipient's income exceeded the established amounts.

     If the Fund invests in instruments that generate taxable interest income, under the circumstances described in the Prospectuses and in the discussion of market discount bonds above, the portion of any Fund dividend attributable to the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits, and only the remaining portion will qualify as an exempt-interest dividend. The respective portions will be determined by the "actual earned" method, under which the portion of any dividend that qualifies as an exempt-interest dividend may vary, depending on the relative proportions of tax-exempt and taxable interest earned during the dividend period. Moreover, if the Fund realizes capital gain as a result of market transactions, any distributions of the gain will be taxable to its shareholders.

     STATE OF CALIFORNIA. The treatment of all or part of a Fund dividend as an exempt-interest dividend for federal income tax purposes does not necessarily result in the exemption of that amount from state or local income tax. Under California law, however, if (1) the Fund qualifies as a RIC under the Code and
(2) at the close of each quarter of its taxable year at least 50% of the value of its total assets consists of obligations issued by or on behalf of the State of California and its local governments and other obligations the interest on which is exempt from California state personal income tax, then Fund dividends derived from interest payments on those obligations will be exempt from that tax. Federal exempt-interest dividends derived from interest on other municipal obligations, if any, as well as other Fund dividends (including dividends derived from taxable ordinary income and short-term gain), generally are not exempt from California state personal income tax. Dividends to corporate shareholders will be subject to California corporate franchise tax.

     In January 2006, the Kentucky Court of Appeals held that a provision of Kentucky law that exempts from state income taxation interest on obligations issued by the State of Kentucky or its political subdivisions but subjects to that taxation interest on obligations of "sister states and political subdivisions thereof" violates the United States Constitution. The Kentucky Department of Revenue filed a petition requesting the U.S. Supreme Court to review that decision, which the Court recently granted. The final outcome of that case is unknown, and it cannot be predicted whether similar cases will be filed in other jurisdictions such as California. If a final adverse decision is rendered in that case, it could affect the tax status of Fund dividends for California state personal income tax purposes and could negatively impact the value of the securities the Fund holds and, therefore, the value of its shares.

     Interest on indebtedness a shareholder incurs to purchase or carry shares is not deductible for California state personal income tax purposes.

     Investment in the Fund may result in liability for state and/or local taxes for individual shareholders subject to taxation by states other than California, because the exemption from California state personal income tax does not prevent those states from taxing individual shareholders on dividends they receive from the Fund.

                             *    *    *    *    *

     The foregoing is only a general summary of some of the important federal income and excise tax, and California state personal income tax, considerations generally affecting the Fund and its shareholders. It reflects the federal and California state income tax laws as of the date of this SAI and does not address special tax rules applicable to certain types of investors. It is not intended as a substitute for careful tax planning. Investors should consult their tax advisers regarding other federal, state, or local tax considerations that may apply in their particular circumstances, including state alternative minimum tax and any proposed tax law changes.

                             PORTFOLIO TRANSACTIONS

     Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Fund typically does not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

     In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), the Fund seeks to obtain best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, the Manager considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, and the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers. The Manager also may consider the brokerage and research services that broker-dealers provide to the Fund or the Manager. Under certain conditions, the Fund may pay higher brokerage commissions in return for brokerage and research services. In any case, the Fund may effect principal transactions with a dealer who furnishes research services, may designate any dealer to receive selling concessions, discounts, or other allowances, or otherwise may deal with any dealer in connection with the acquisition of securities in underwritings.

     No affiliate of any Fund receives give-ups or reciprocal business in connection with its portfolio transactions. No Fund effects transactions with or through broker-dealers in accordance with any formula or for selling shares of any Fund. However, broker-dealers who execute portfolio transactions may from time to time effect purchases of Fund shares for their customers. The 1940 Act generally prohibits Neuberger Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Fund unless an appropriate exemption is available.



     The use of Neuberger Berman and Lehman Brothers as brokers for the Fund is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Trust and NB Management have expressly authorized Neuberger Berman and Lehman Brothers to retain such compensation, and Neuberger Berman and Lehman Brothers have agreed to comply with the reporting requirements of Section 11(a).

     Under the 1940 Act, commissions paid by the Fund to Neuberger Berman and Lehman Brothers in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Fund's policy that the commissions paid to Neuberger Berman and Lehman Brothers must be (1) at least as favorable as commissions contemporaneously charged by each of Neuberger Berman and Lehman Brothers on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman or Lehman Brothers acts as a clearing broker for another brokerage firm and customers of Neuberger Berman and Lehman Brothers considered by a majority of the Independent Fund Trustees not to be comparable to the Fund and (2) at least as favorable as those charged by other brokers having comparable execution capability in the Manager's judgment. No Fund deems it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman and Lehman Brothers. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman and Lehman Brothers from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Fund unless an appropriate exemption is available.

     A committee of Independent Fund Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman and Lehman Brothers to the Fund and to their other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman and Lehman Brothers determine that the commissions paid to Neuberger Berman and Lehman Brothers by the Fund are fair and reasonable and must be reviewed and approved no less often than annually by a majority of the Independent Fund Trustees.

     To ensure that accounts of all investment clients, including the Fund, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding the same security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

     Under policies adopted by the Board of Trustees, Neuberger Berman and Lehman Brothers may enter into agency cross-trades on behalf of the Fund. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman or Lehman Brothers might receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with the Fund cannot be an account over which Neuberger Berman or Lehman Brothers exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman or Lehman Brothers reviews information about each agency cross-trade that the Fund participates in.

     The Fund expects that it will continue to execute a portion of its transactions through brokers other than Neuberger Berman and Lehman Brothers. In selecting those brokers, the Manager considers the quality and reliability of brokerage services, including execution capability, speed of execution, overall performance, and financial responsibility, and may consider, among other factors, research and other investment information provided by, and sale of Fund shares effected through, those brokers as well as any expense offset arrangements offered by the brokers.

     In certain instances the Manager specifically allocates brokerage for research services (including research reports on issuers and industries as well as economic and financial data). Such research may sometimes be available for cash purchase. While the receipt of such services has not reduced the Manager's normal internal research activities, the Manager's expenses could be materially increased if it were to generate such additional information internally. To the extent such research services are provided by others, the Manager is relieved of expenses it may otherwise incur. In some cases research services are generated by third parties but provided to the Manager by or through broker dealers. Research obtained in return for brokerage may be used in servicing any or all clients of the Manager and may be used in connection with clients other than those client's whose brokerage commissions are used to acquire the research services described herein. With regard to allocation of brokerage to acquire research services, the Manager always considers its best execution obligation when deciding which broker to utilize.

     A committee comprised of officers of NB Management and employees of Neuberger Berman and/or Lehman Brothers Asset Management who are Portfolio Managers of the Fund and Other NB Funds (collectively, "NB Funds") and some of Neuberger Berman's and Lehman Brothers Asset Management's managed accounts ("Managed Accounts") evaluates quarterly the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; (2) adjustments may be required because of periodic changes in the execution capabilities of or research or other services provided by particular brokers or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

     The commissions paid to a broker other than Neuberger Berman may be higher than the amount another firm might charge if the Manager determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. The Manager believes that those research services benefit the Fund by supplementing the information otherwise available to the Manager. That research may be used by the Manager in servicing Other NB Funds and, in some cases, by Neuberger Berman and/or Lehman Brothers Asset Management in servicing the Managed Accounts. On the other hand, research received by the Manager from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Lehman Brothers Asset Management from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Fund's benefit.

Expense Offset Arrangement
--------------------------

     The Fund has an expense offset arrangement in connection with its custodian contract.

Proxy Voting
------------

     The Board has delegated to NB Management the responsibility to vote proxies related to the securities of their respective investment advisory clients. Under this authority, NB Management is required by the Board to vote proxies related to portfolio securities in the best interests of the Fund and its shareholders. The Board permits NB Management to contract with a third party to obtain proxy voting and related services, including research of current issues.

     NB Management has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that NB Management votes proxies prudently and in the best interest of the advisory clients for whom NB Management has voting authority, including the Fund. The Proxy Voting Policy also describes how NB Management addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

     NB Management's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, NB Management utilizes Glass, Lewis & Co. ("Glass Lewis") to vote proxies in accordance with NB Management's voting guidelines.

     NB Management's guidelines adopt the voting recommendations of Glass Lewis. NB Management retains final authority and fiduciary responsibility for proxy voting for their respective investment advisory clients. NB Management believes that this process is reasonably designed to address material conflicts of interest that may arise between NB Management and a client as to how proxies are voted.

     In the event that an investment professional at NB Management believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines or in a manner inconsistent with Glass Lewis recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between NB Management and the client with respect to the voting of the proxy in that manner.

     If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between NB Management and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

     Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.

                          PORTFOLIO HOLDINGS DISCLOSURE

Portfolio Holdings Disclosure Policy
------------------------------------

     The Fund prohibits the disclosure of information about its portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to NB Management or the Fund, rating and ranking organizations, and affiliated persons of the Fund or NB Management (the "Potential Recipients") unless such disclosure is consistent with the Fund's legitimate business purposes and is in the best interests of its shareholders (the "Best Interests Standard").

     NB Management and the Fund has determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain mutual fund rating and ranking organizations and third party service providers to NB Management or the Fund with a specific business reason to know the portfolio holdings of the Fund (the "Allowable Recipients"). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as "Approved Recipients." The President or a Senior Vice President of NB Management may determine to expand the categories of Allowable Recipients only if he or she first determines that the Best Interests Standard has been met (e.g., for disclosure to a newly hired investment adviser or sub-adviser to the Fund prior to commencing its duties), and only with the written concurrence of NB Management's legal and compliance department.

Portfolio Holdings Disclosure Procedures
----------------------------------------

     Disclosure of portfolio holdings may be requested only by an officer of NB Management or the Fund by completing a holdings disclosure form. The completed form must be submitted to the President or a Senior Vice President of NB Management (who may not be the officer submitting the request) for review and approval. If the Proposed Recipient is an affiliated person of the Fund or NB Management, the reviewer must ensure that the disclosure is in the best interests of Fund shareholders and that no conflict of interest exists between the shareholders and the Fund or NB Management. Following this approval, the form is submitted to NB Management's legal and compliance department or to the Chief Compliance Officer of NB Management for review, approval and processing.

     The Fund, NB Management and any affiliate of either may not receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered. Each Allowable Recipient must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement, Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. In consultation with the Fund's Chief Compliance Officer, the Board of Trustees reviews the Fund's portfolio holdings disclosure policy and procedures annually to determine their effectiveness and to adopt changes as necessary.

     Pursuant to Codes of Ethics adopted by the Fund, NB Management, and Lehman Brothers Asset Management ("Code of Ethics"), Investment Personnel, Access Persons and employees of each are prohibited from revealing information relating to current or anticipated investment intentions, portfolio holdings, portfolio transactions or activities of the Fund except to persons whose responsibilities are determined to require knowledge of the information in accordance with procedures established by the Legal and Compliance Department in the best interests of the Fund's shareholders. The Code of Ethics also prohibits any person associated with the Fund, NB Management and Lehman Brothers Asset Management in connection with the purchase or sale, directly or indirectly, by such person of a security held or to be acquired by the Fund from engaging in any transaction in a security while in possession of material nonpublic information regarding the security or the issuer of the security.

Portfolio Holdings Approved Recipients
--------------------------------------

     The Fund currently has ongoing arrangements to disclose portfolio holdings information prior to their being made public with the following Approved
Recipients:

     STATE STREET BANK AND TRUST COMPANY ("STATE STREET"). Each Fund has selected State Street as custodian for its securities and cash. Pursuant to a custodian contract, the Fund employs State Street as the custodian of its assets. As custodian, State Street creates and maintains all records relating to the Fund's activities and supplies the Fund with a daily tabulation of the securities it owns and that are held by State Street. Pursuant to such contract, State Street agrees that all books, records, information and data pertaining to the business of the Fund which are exchanged or received pursuant to the contract shall remain confidential, shall not be voluntarily disclosed to any other person, except as may be required by law, and shall not be used by State Street for any purpose not directly related to the business of any Fund, except with such Fund's written consent. State Street receives reasonable compensation for its services and expenses as custodian.

     OTHER THIRD-PARTY SERVICE PROVIDERS TO THE FUND. The Fund may also disclose portfolio holdings information prior to their being made public to its independent registered public accounting firms, legal counsel, financial printers, proxy voting firms and other third-party service providers to the Fund who require access to this information to fulfill their duties to the Fund. In all cases the third-party service provider receiving the information has agreed in writing (or is otherwise required by professional and/or written confidentiality requirements or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of such information.

     Rating, Ranking and Research Agencies.
     -------------------------------------

     The Fund sends its complete portfolio holdings information to the following rating, ranking and research agencies for the purpose of having such agency develop a rating, ranking or specific research product for the Fund. The Fund provides its complete portfolio holdings to: Vestek each day and Lipper, a Reuters company on the second business day of each month. The Fund also provides its complete month-end portfolio holdings to Data Communique International ("DCI"), a company that provides automated data publishing, printing, and distribution technologies to financial services companies, on the first business day of each following month so that DCI can create a list of the Fund's top 10 holdings. No compensation is received by any Fund, NB Management, Lehman Brothers Asset Management or any other person in connection with the disclosure of this information. Each Fund either has or expects to enter shortly into a written confidentiality agreement, with each rating, ranking or research agency in which the agency agrees or will agree to keep the Fund's portfolio holdings confidential and to use such information only in connection with developing a rating, ranking or research product for the Fund.

                             REPORTS TO SHAREHOLDERS

     Shareholders of the Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent registered public accounting firms for the Fund. The Fund's statements show the investments owned by it and the market values thereof and provide other information about the Fund and its operations.

                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

The Fund
--------

     The Fund is a separate ongoing series of the Trust, a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated as of December 14, 2005. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has twelve separate operating series (including the Fund). The Fund Trustees may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

     Prior to June 1, 2007, the name of the Trust was "Neuberger Berman Income Funds."

     DESCRIPTION OF SHARES. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a Class may be borne solely by such Class as determined by the Fund Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

     SHAREHOLDER MEETINGS. The Fund Trustees do not intend to hold annual meetings of shareholders of the Fund. The Fund Trustees will call special meetings of shareholders of the Fund or a Class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund or that Class entitled to vote at the meeting.

     CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may be enforced only against the assets of the

Trust or Fund and provides for  indemnification out of Trust or Fund property of
any  shareholder   nevertheless   held  personally  liable  for  Trust  or  Fund
obligations, respectively, merely on the basis of being a shareholder.

     OTHER. For Fund shares that can be bought, owned and sold through an intermediary, a client of an intermediary may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the intermediary or if the intermediary no longer has a contract with NB Management to perform services. Depending on the policies of the intermediary involved, an investor may be able to transfer an account from one intermediary to another.

                          CUSTODIAN AND TRANSFER AGENT

     The Fund has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as the Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All correspondence for Reserve Class and Investor Class shares of the Fund should be mailed to Neuberger Berman Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The Fund has selected Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA, 19103, as the independent registered public accounting firm who will audit its financial statements.

                                  LEGAL COUNSEL

     The Trust has selected Kirkpatrick & Lockhart Preston Gates Ellis LLP, 1601 K Street, N.W., Washington, DC 20006-1600, as its legal counsel.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     The Fund has not yet commenced operations as of the date of this SAI and therefore had no beneficial and record owners of more than 5%.

                             REGISTRATION STATEMENT

     This SAI and the Prospectuses do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Fund.

     Statements contained in this SAI and in the Prospectuses as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to a contract or other document a copy of which is filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                                                                      Appendix A

                 RATINGS OF MUNICIPAL BONDS AND COMMERCIAL PAPER

     S&P MUNICIPAL BOND RATINGS:
     ---------------------------

     AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

     BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-) - The ratings above from AAA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major categories.


     MOODY'S MUNICIPAL BOND RATINGS:
     -------------------------------

     Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

     Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

     A - Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above except Aaa. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.


     S&P COMMERCIAL PAPER RATINGS:
     -----------------------------

     A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

     MOODY'S COMMERCIAL PAPER RATINGS:
     ---------------------------------

     Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

     -    Leading market positions in well-established industries.

     -    High rates of return on funds employed.

     - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.


     S&P SHORT-TERM RATINGS:
     -----------------------

     SP-1 - Top-tier investment grade short-term rating reflects superior ability of repayment. Those issues determined to possess extraordinary safety characteristics are denoted with a plus sign (+).


     MOODY'S SHORT-TERM RATINGS:
     ---------------------------

     MIG 1, VMIG 1 - Top-tier investment grade short-term ratings reflect superior ability of repayment.

                                LEHMAN BROTHERS INCOME FUNDS
                        POST-EFFECTIVE AMENDMENT NO. 58 ON FORM N-1A

                                           PART C

                                     OTHER INFORMATION

Item 23.    Exhibits
-------     --------

Exhibit    Description
Number
(a)        (1)   Restated Certificate of Trust. Incorporated by Reference to
                 Post-Effective Amendment No. 54 to Registrant's Registration
                 Statement on From N-1A, File Nos. 2-85229 and 811-3802 (Filed
                 July 2, 2007).

           (2) Trust Instrument, Amended and Restated, of Lehman Brothers Income Funds. Incorporated by Reference to Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802. (Filed July 2, 2007).

           (3) Amended Schedule A to Trust Instrument, Amended and Restated, of Lehman Brothers Income Funds. Incorporated by Reference to Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed July 2, 2007).

(b) By-Laws of Lehman Brothers Income Funds. Incorporated by Reference to Post-Effective Amendment No. 57 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed September 10, 2007).

(c)        (1)   By-Laws of Lehman Brothers Income Funds, Articles V, VI,
                 and VIII. Incorporated by Reference to Post-Effective Amendment
                 No. 57 to Registrant's Registration Statement on From N-1A,
                 File Nos. 2-85229 and 811-3802 (Filed September 10, 2007).

           (2) Trust Instrument of Lehman Brothers Income Funds, Amended and Restated, Article V. Incorporated by Reference to Post-Effective Amendment No. 54 to Registrant's Registration Statement on From N-1A, File Nos. 2-85229 and 811-3802 (Filed July 2, 2007).

(d)        (1)   (i)    Management Agreement Between Lehman Brothers
                        Income Funds and Neuberger Berman Management Inc.
                        Incorporated by Reference to Post-Effective Amendment
                        No. 42 to Registrant's Registration Statement on Form
                        N-1A, File Nos. 2-85229 and 811-3802 (Filed February 27,
                        2004).

                 (ii) Amended Schedule A and B to Management Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

                 (iii) Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Neuberger Berman, LLC. Incorporated by Reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 27, 2004).

                 (iv) Amended Schedule A to Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Neuberger Berman, LLC. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

Exhibit    Description
Number

                 (v) Assignment and Assumption Agreement Between Neuberger Berman, LLC and Lehman Brothers Asset Management LLC with Respect to Lehman Brothers High Income Bond Fund, Lehman Brothers Short Duration Bond Fund, Lehman Brothers Municipal Money Fund, Lehman Brothers Municipal Securities Trust and Neuberger Berman Cash Reserves. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28,
                        2007).

           (2)   (i)    Management Agreement Between Lehman Brothers Income
                        Funds and Neuberger Berman Management Inc. with Respect to Lehman Brothers Core Bond Fund and Lehman Brothers
                        New York Municipal Money Fund. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's
                        Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed June 1, 2005).

                 (ii) Amended Schedule A and B to the Management Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. Filed herewith.

                 (iii) Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Lehman Brothers Asset Management LLC. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed June 1, 2005).

                 (iv) Amended Schedule A and B to the Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Lehman Brothers Asset Management LLC. Filed herewith.

           (3)   (i)    Management Agreement between Institutional Liquidity
                        Trust and Neuberger Berman Management Inc. ("NB
                        Management"). Incorporated by Reference to Pre-Effective
                        Amendment No. 1 to the Registration Statement of Lehman
                        Brothers Institutional Liquidity Series, File Nos.
                        333-120167 and 811-21648 (Filed on December 23, 2004).

                 (ii) Amended Schedule A and B to the Management Agreement between Institutional Liquidity Trust and NB Management. Incorporated by Reference to Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed September 10, 2007).

                 (iii) Investment Advisory Agreement between NB Management and Lehman Brothers Asset Management LLC with respect to Government Master Series, Government Reserves Master Series, Municipal Master Series, Tax-Exempt Master Series and Treasury Reserves Master Series (Incorporated by Reference to Pre-Effective Amendment No. 2 to the Registration statement of Lehman Brothers Institutional Liquidity Funds, File Nos. 333-122847 and 811-21715, filed on December 15, 2006).

                 (iv) Amended Schedule A and B to the Investment Advisory Agreement between Institutional Liquidity Trust and NB Management. Incorporated by Reference to Post-Effective Amendment No. 1 to the Registration Statement of Lehman Brothers Institutional Liquidity Funds, File Nos. 333-122847 and 811-21715 (Filed on July 27, 2007).

Exhibit    Description
Number

(e)        (1)   (i)    Distribution Agreement Between Lehman Brothers
                        Income Funds and Neuberger Berman Management Inc. with
                        Respect to Investor Class Shares. Incorporated by
                        Reference to Post-Effective Amendment No. 42 to
                        Registrant's Registration Statement on Form N-1A, File
                        Nos. 2-85229 and 811-3802 (Filed February 27, 2004).

                 (ii) Amended Schedule A to the Distribution Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Investor Class Shares. Filed herewith.

           (2)   (i)    Distribution Agreement Between Lehman Brothers
                        Income Funds and Neuberger Berman Management Inc. with
                        Respect to Trust Class Shares of Lehman Brothers Short
                        Duration Bond Fund. Incorporated by Reference to
                        Post-Effective Amendment No. 42 to Registrant's
                        Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 27, 2004).

                 (ii) Amended Schedule A to the Distribution Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares of Lehman Brothers Short Duration Bond Fund. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

           (3)   (i)    Distribution Agreement Between Lehman Brothers
                        Income Funds and Neuberger Berman Management Inc. with
                        Respect to Institutional Class Shares of Lehman Brothers
                        Strategic Income Fund. Incorporated by Reference to
                        Post-Effective Amendment No. 42 to Registrant's
                        Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 27, 2004).

                 (ii) Amended Schedule A to the Distribution Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Institutional Class Shares of Lehman Brothers Strategic Income Fund. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28,
                        2007).

           (4) Distribution and Services Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Neuberger Berman Investor Class Shares (now, Investor Class Shares) of Lehman Brothers Core Bond Fund. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed June 1, 2005).

           (5) Distribution Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to the Lehman Brothers Institutional Class (now, Institutional Class) of Lehman Brothers Core Bond Fund. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed June 1, 2005).

           (6)   (i)    Distribution Agreement Between Lehman Brothers
                        Income Funds and Neuberger Berman Management Inc. with
                        Respect to Reserve Class Shares. Incorporated by
                        Reference to Post-Effective Amendment No. 48 to
                        Registrant's Registration statement on Form N-1A, File
                        Nos. 2-85229 and 811-3802 (Filed December 19, 2005).

                 (ii) Amended Schedule A to the Distribution Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Reserve Class Shares. Filed herewith.

Exhibit    Description
Number

           (7) Distribution and Services Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares of Lehman Brothers Strategic Income Fund. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

(f)        Bonus, Profit Sharing Contracts. None.

(g)        (1)   (i)   Custodian Contract Between Lehman Brothers Income
                       Funds and State Street Bank and Trust Company.
                       Incorporated by Reference to Post-Effective Amendment No.
                       21 to Registrant's Registration Statement on Form N-1A,
                       File Nos. 2-85229 and 811-3802 (Filed February 23, 1996).

                 (ii) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed January 31, 1997).

(h)        (1)   (i)   Transfer Agency and Service Agreement Between
                       Lehman Brothers Income Funds and State Street Bank and
                       Trust Company. Incorporated by Reference to
                       Post-Effective Amendment No. 53 to Registrant's
                       Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

           (2)   (i)    Administration Agreement Between Lehman Brothers
                        Income Funds and Neuberger Berman Management Inc. with
                        Respect to Investor Class Shares. Incorporated by
                        Reference to Post-Effective Amendment No. 42 to
                        Registrant's Registration Statement on Form N-1A, File
                        Nos. 2-85229 and 811-3802 (Filed February 27, 2004).

                 (ii) Amended Schedule A to the Administration Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Investor Class Shares. Filed herewith.

           (3)   (i)    Administration Agreement Between Lehman Brothers
                        Income Funds and Neuberger Berman Management Inc. with
                        Respect to Trust Class Shares of Lehman Brothers Short
                        Duration Bond Fund. Incorporated by Reference to
                        Post-Effective Amendment No. 42 to Registrant's
                        Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 27, 2004).

                 (ii) Amended Schedule A to the Administration Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares of Lehman Brothers Short Duration Bond Fund. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28,
                        2007).

           (4) Administration Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Neuberger Berman Investor Class (now, Investor Class) Shares of Lehman Brothers Core Bond Fund. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed June 1, 2005).

           (5) Administration Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Lehman Brothers Institutional Class (now, Institutional Class) Shares of Lehman Brothers Core Bond Fund. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed June 1, 2005).

Exhibit    Description
Number

           (6)   (i)    Administration Agreement Between Lehman Brothers
                        Income Funds and Neuberger Berman Management Inc. with
                        Respect to Reserve Class Shares. Incorporated by
                        Reference to Post-Effective Amendment No. 48 to
                        Registrant's Registration statement on Form N-1A, File
                        Nos. 2-85229 and 811-3802 (Filed December 19, 2005).

                 (ii) Amended Schedule A to the Administration Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Reserve Class Shares. Filed herewith.

           (7) Administration Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares of Strategic Income Fund. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

           (8) Administration Agreement, Amended and Restated, Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Institutional Class Shares of Strategic Income Fund. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

           (9) Expense limitation agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to the Funds and Classes listed on the attached Schedule A. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

           (10) Expense limitation agreement between Institutional Liquidity Trust and Neuberger Berman Management Inc. with respect to Municipal Master Series and Tax-Exempt Master Series Incorporated by Reference to Pre-Effective Amendment 2 to Lehman Brothers Institutional Liquidity Funds' Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed December 15, 2006).

(i) Opinion and Consent of Kirkpatrick & Lockhart Preston Gates Ellis LLP with respect to legality of securities being registered. Filed herewith.

(j) Consent of Tait, Weller & Baker LLP, Independent Registered Public Accounting Firm. Filed herewith.

(k) Financial Statements Omitted from Prospectus. None. (l) Letter of Investment Intent. None.

(m)        (1)   Plan Pursuant to Rule 12b-1 with Respect to Neuberger
                 Berman Investor Class Shares. Incorporated by Reference to
                 Post-Effective Amendment No. 46 to Registrant's Registration
                 Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed
                 June 1, 2005).

           (2) Plan Pursuant to Rule 12b-1 with Respect to Trust Class Shares. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

(n) Amended and Restated Plan Pursuant to Rule 18f-3. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

(o)        (1)   Power of Attorney for Lehman Brothers Income Funds.
                 Incorporated by Reference to Post-Effective Amendment No. 51 to
                 Registrant's Registration Statement on Form N-1A, File Nos.
                 2-85229 and 811-3802 (Filed December 29, 2006).

Exhibit    Description
Number

           (2) Power of Attorney for Lehman Brothers Income Funds. Incorporated by Reference to Post-Effective Amendment No. 54 to Registrant's Registration Statement on From N-1A, File Nos. 2-85229 and 811-3802 (Filed July 2, 2007).

           (3) Power of Attorney for Lehman Brothers Income Funds. Incorporated by Reference to Post-Effective Amendment No. 57 to Registrant's Registration Statement on From N-1A, File Nos. 2-85229 and 811-3802 (Filed September 10, 2007).

           (4) Power of Attorney for Institutional Liquidity Trust. Incorporated by Reference to Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 29, 2006).

           (5) Power of Attorney for Institutional Liquidity Trust. Incorporated by Reference to Post-Effective Amendment No. 54 to Registrant's Registration Statement on From N-1A, File Nos. 2-85229 and 811-3802 (Filed July 2, 2007).

           (6) Power of Attorney for Institutional Liquidity Trust. Incorporated by Reference to Post-Effective Amendment No. 57 to Registrant's Registration Statement on From N-1A, File Nos. 2-85229 and 811-3802 (Filed September 10, 2007).

(p)        (1)   Code of Ethics for Registrant, Investment Adviser and
                 Underwriter. Incorporated by Reference to Post-Effective
                 Amendment No. 44 to Registrant's Registration Statement on Form
                 N-1A, File Nos. 2-85229 and 811-3802 (Filed February 25, 2005).

           (2) Code of Ethics for Lehman Brothers Asset Management LLC. Incorporated by Reference to Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed March 18, 2005).


Item 24.    Persons Controlled By or Under Common Control with Registrant.
-------     --------------------------------------------------------------

No person is controlled by or under common control with the Registrant.

Item 25.    Indemnification.
-------     ------------------

A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Section 9 of the Management Agreements between Neuberger Berman Management Inc. ("NB Management") and the Registrant and between NB Management and Institutional Liquidity Trust ("Master Trust") provide that neither NB Management nor any director, officer or employee of NB Management performing services for any series of the Registrant or the Master Trust at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreements shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreements relate; provided, that nothing in the Agreements shall be construed
(i) to protect NB Management against any liability to the Registrant or the Master Trust or any series thereof or its interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreements, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Registrant or Master Trust against any liability to the Registrant or Master Trust, respectively, or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Registrant or Master Trust.

Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman, LLC ("Neuberger Berman") (now assigned to Lehman Brothers Asset Management LLC ("Lehman Brothers")with respect to the Registrant provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or of reckless disregard of its duties and obligations under the Agreement, Neuberger Berman will not be subject to any liability for any act or omission or any loss suffered by any series of the Registrant or their interest holders in connection with the matters to which the Agreements relate.

Section 6 of the Sub-Advisory Agreement between NB Management and Lehman Brothers and the Registrant provides that neither Lehman Brothers nor any director, officer or employee of Lehman Brothers performing services for any series of the Registrant at the direction or request of Lehman Brothers in connection with Lehman Brothers' discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect Lehman Brothers against any liability to the Registrant or any series thereof or its interest holders to which Lehman Brothers would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of Lehman Brothers' reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of Lehman Brothers who is or was a trustee or officer of the Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Registrant.

Section 6 of the Investment Advisory Agreement between NB Management and Lehman Brothers Asset Management LLC, with respect to the Master Trust or any series thereof, provides that neither Lehman Brothers Asset Management LLC nor any director, officer or employee of Lehman Brothers Asset Management LLC performing services for any series of the Master Trust shall be liable for any error of judgment or mistake of law or for any loss suffered by NB Management or the Master Trust or a series thereof in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of its duties and obligations under the Agreement.

Section 11 of the Administration Agreements between the Registrant and NB Management on behalf of each of the classes of shares of each of the Registrant's series provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Section 12 of each Administration Agreement provides that the

Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 13 of each Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

Section 11 or Section 14 of the Distribution Agreements between the Registrant and NB Management (on behalf of each class of the Registrant) provides that NB Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.   Business and Other Connections of Investment Adviser and Sub-Adviser.
-------    ---------------------------------------------------------------------

           There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.


NAME                                   BUSINESS AND OTHER CONNECTIONS
----                                   ------------------------------

Joseph V. Amato                        Director, NB Management since 2007; Sole
Director                               Director, CEO and President, Neuberger
                                       Berman Inc. since 2007; CEO, Neuberger
                                       Berman, LLC since 2007; Managing
                                       Director, Lehman Brothers Inc. since
                                       1994; formerly, Co-Head of Asset
                                       Management, Neuberger Berman, LLC from
                                       2006 to 2007.

Ann H. Benjamin                        Portfolio Manager, High Income Bond
Vice President, NB Management          Portfolio, a series of Neuberger Berman
                                       Advisers Management Trust; Portfolio
                                       Manager, Lehman Brothers High Income Bond
                                       Fund and Lehman Brothers Strategic Income
                                       Fund, each a series of Lehman Brothers
                                       Income Funds; Portfolio Manager,
                                       Neuberger Berman Income Opportunity Fund
                                       Inc.; Portfolio Manager, Lehman Brothers
                                       First Trust Income Opportunity Fund.

Michael L. Bowyer                      Associate Portfolio Manager, Neuberger
Vice President, NB Management          Berman Genesis Fund, a series of
                                       Neuberger Berman Equity Funds.

Claudia A. Brandon                     Senior Vice President, Neuberger Berman,
Vice President/Mutual Fund Board       LLC since 2007; formerly, Vice President,
Relations and Assistant Secretary,     Neuberger Berman, LLC, 2002 to 2006 and
NB Management.                         Employee since 1999; Secretary, Neuberger
                                       Berman Advisers Management Trust;
                                       Secretary, Neuberger Berman Equity Funds;
                                       Secretary, Lehman Brothers Income Funds;
                                       Secretary, Neuberger Berman Real Estate
                                       Income Fund Inc.; Secretary, Neuberger
                                       Berman Intermediate Municipal Fund Inc.;
                                       Secretary, Neuberger Berman New York
                                       Intermediate Municipal Fund Inc.;
                                       Secretary, Neuberger Berman California
                                       Intermediate Municipal Fund Inc.;
                                       Secretary, Neuberger Berman Realty Income
                                       Fund Inc.; Secretary, Neuberger Berman
                                       Income Opportunity Fund Inc.; Secretary,
                                       Neuberger Berman Real Estate Securities
                                       Income Fund Inc.; Secretary, Neuberger
                                       Berman Dividend Advantage Fund Inc.;
                                       Secretary, Lehman Brothers First Trust
                                       Income Opportunity Fund; Secretary,
                                       Neuberger Berman Institutional Liquidity
                                       Series; Secretary, Lehman Brothers
                                       Institutional Liquidity Cash Management
                                       Funds; Secretary, Institutional Liquidity
                                       Trust; Secretary, Lehman Brothers Reserve
                                       Liquidity Funds; Secretary, Lehman
                                       Brothers Institutional Liquidity Funds.

NAME                                   BUSINESS AND OTHER CONNECTIONS
----                                   ------------------------------

Steven R. Brown                        Managing Director, Neuberger Berman, LLC;
Vice President, NB Management.         Portfolio Manager, Neuberger Berman Real
                                       Estate Income Fund Inc.; Portfolio
                                       Manager, Neuberger Berman Realty Income
                                       Fund Inc.; Portfolio Manager, Neuberger
                                       Berman Income Opportunity Fund Inc.;
                                       Portfolio Manager, Neuberger Berman Real
                                       Estate Securities Income Fund Inc.;
                                       Portfolio Manager, Neuberger Berman
                                       Dividend Advantage Fund Inc.; Portfolio
                                       Manager, Neuberger Berman Global Real
                                       Estate Fund and Neuberger Berman Real
                                       Estate Fund, a series of Neuberger Berman
                                       Equity Funds; Portfolio Manager, Real
                                       Estate Portfolio, a series of Neuberger
                                       Berman Advisers Management Trust;
                                       Portfolio Manager, Lehman Brothers
                                       Strategic Income Fund, a series of Lehman
                                       Brothers Income Funds.

David H. Burshtan                      Portfolio Manager, Neuberger Berman
Vice President, NB Management.         Millennium Fund, a series of Neuberger
                                       Berman Equity Funds.

Lori B. Canell                         Managing Director, Neuberger Berman, LLC;
Vice President, NB Management.         Portfolio Manager, Neuberger Berman
                                       California Intermediate Municipal Fund
                                       Inc.; Portfolio Manager, Neuberger Berman
                                       Intermediate Municipal Fund Inc.;
                                       Portfolio Manager, Neuberger Berman New
                                       York Intermediate Municipal Fund Inc.;
                                       Portfolio Manager, Lehman Brothers
                                       Municipal Securities Trust, a series of
                                       Lehman Brothers Income Funds.

Robert Conti                           Managing Director, Neuberger Berman, LLC
Senior Vice President, NB Management.  since 2007; formerly, Senior Vice
                                       President of Neuberger Berman, LLC, 2003 to 2006; Vice President, Neuberger
                                       Berman, LLC, from 1999 to 2003; Vice
                                       President, Lehman Brothers Income Funds;
                                       Vice President, Neuberger Berman Equity
                                       Funds; Vice President, Neuberger Berman
                                       Advisers Management Trust; Vice
                                       President, Neuberger Berman Real Estate
                                       Income Fund Inc.; Vice President,
                                       Neuberger Berman Intermediate Municipal
                                       Fund Inc.; Vice President, Neuberger
                                       Berman New York Intermediate Municipal
                                       Fund Inc.; Vice President, Neuberger
                                       Berman California Intermediate Municipal
                                       Fund Inc.; Vice President, Neuberger
                                       Berman Realty Income Fund Inc.; Vice
                                       President, Neuberger Berman Income
                                       Opportunity Fund Inc.; Vice President,
                                       Neuberger Berman Real Estate Securities
                                       Income Fund Inc.; Vice President,
                                       Neuberger Berman Dividend Advantage Fund
                                       Inc.; Vice President, Lehman Brothers
                                       First Trust Income Opportunity Fund; Vice
                                       President, Neuberger Berman Institutional
                                       Liquidity Series; Vice President, Lehman
                                       Brothers Institutional Liquidity Cash
                                       Management Funds; Vice President,
                                       Institutional Liquidity Trust; Vice
                                       President, Lehman Brothers Reserve
                                       Liquidity Funds; Vice President, Lehman
                                       Brothers Institutional Liquidity Funds.

Robert B. Corman                       Managing Director, Neuberger Berman, LLC;
Vice President, NB Management.         Portfolio Manager, Neuberger Berman Focus
                                       Fund, a series of Neuberger Berman Equity
                                       Funds.

Robert W. D'Alelio                     Managing Director, Neuberger Berman, LLC;
Vice President, NB Management.         Portfolio Manager, Neuberger Berman
                                       Genesis Fund, a series of Neuberger
                                       Berman Equity Funds.

NAME                                   BUSINESS AND OTHER CONNECTIONS
----                                   ------------------------------

John E. Dugenske                       Portfolio Manager, Balanced Portfolio and
Vice President, NB Management.         Short Duration Bond Portfolio, each a
                                       series of Neuberger Berman Advisers
                                       Management Trust; Portfolio Manager,
                                       Neuberger Berman Cash Reserves, Neuberger
                                       Berman Government Money Fund and Lehman
                                       Brothers Short Duration Bond Fund, each a series of Lehman Brothers Income Funds.

Ingrid Dyott                           Vice President, Neuberger Berman, LLC;
Vice President, NB Management.         Associate Portfolio Manager, Guardian
                                       Portfolio, a series of Neuberger Berman
                                       Advisers Management Trust; Portfolio
                                       Manager, Socially Responsive Portfolio, a series of Neuberger Berman Advisers
                                       Management Trust; Associate Portfolio
                                       Manager, Neuberger Berman Guardian Fund, a series of Neuberger Berman Equity
                                       Funds; Portfolio Manager, Neuberger
                                       Berman Socially Responsive Fund, a series of Neuberger Berman Equity Funds.

Michael F. Fasciano                    Managing Director, Neuberger Berman, LLC
Vice President, NB Management.         since March 2001; Portfolio Manager,
                                       Neuberger Berman Fasciano Fund, a series of Neuberger Berman Equity Funds;
                                       Portfolio Manager, Fasciano Portfolio, a series of Neuberger Berman Advisers
                                       Management Trust.

Janet A. Fiorenza                      Portfolio Manager, Lehman Brothers
Vice President, NB Management.         Municipal Money Fund, Lehman Brothers
                                       National Municipal Money Fund, Lehman
                                       Brothers New York Municipal Money Fund
                                       and Lehman Brothers Tax-Free Money Fund, each a series of Lehman Brothers Income
                                       Funds.

William J. Furrer                      Portfolio Manager, Lehman Brothers
Vice President, NB Management.         Municipal Money Fund, Lehman Brothers
                                       National Municipal Money Fund, Lehman
                                       Brothers New York Municipal Money Fund
                                       and Lehman Brothers Tax-Free Money Fund, each a series of Lehman Brothers Income
                                       Funds.

Brian J. Gaffney                       Managing Director, Neuberger Berman, LLC
Senior Vice President, NB Management.  since 1999; Vice President, Lehman
                                       Brothers Income Funds; Vice President,
                                       Neuberger Berman Equity Funds; Vice
                                       President, Neuberger Berman Advisers
                                       Management Trust; Vice President,
                                       Neuberger Berman Real Estate Income Fund
                                       Inc.; Vice President, Neuberger Berman
                                       Intermediate Municipal Fund Inc.; Vice
                                       President, Neuberger Berman New York
                                       Intermediate Municipal Fund Inc.; Vice
                                       President, Neuberger Berman California
                                       Intermediate Municipal Fund Inc.; Vice
                                       President, Neuberger Berman Realty Income
                                       Fund Inc.; Vice President, Neuberger
                                       Berman Income Opportunity Fund Inc.; Vice
                                       President, Neuberger Berman Real Estate
                                       Securities Income Fund Inc.; Vice
                                       President, Neuberger Berman Dividend
                                       Advantage Fund Inc.; Vice President,
                                       Lehman Brothers First Trust Income
                                       Opportunity Fund; Vice President,
                                       Neuberger Berman Institutional Liquidity
                                       Series; Vice President, Lehman Brothers
                                       Institutional Liquidity Cash Management
                                       Funds; Vice President, Institutional
                                       Liquidity Trust; Vice President, Lehman
                                       Brothers Reserve Liquidity Funds; Vice
                                       President, Lehman Brothers Institutional
                                       Liquidity Funds.

NAME                                   BUSINESS AND OTHER CONNECTIONS
----                                   ------------------------------

Maxine L. Gerson                       Senior Vice President, Neuberger Berman,
Secretary and General Counsel,         LLC since 2002; Deputy General Counsel
NB Management.                         and Assistant Secretary, Neuberger
                                       Berman, LLC since 2001; Chief Legal
                                       Officer, Lehman Brothers Income Funds;
                                       Chief Legal Officer, Neuberger Berman
                                       Equity Funds; Chief Legal Officer,
                                       Neuberger Berman Advisers Management
                                       Trust; Chief Legal Officer, Neuberger
                                       Berman Real Estate Income Fund Inc.;
                                       Chief Legal Officer, Neuberger Berman
                                       Intermediate Municipal Fund Inc.; Chief
                                       Legal Officer, Neuberger Berman New York
                                       Intermediate Municipal Fund Inc.; Chief
                                       Legal Officer, Neuberger Berman
                                       California Intermediate Municipal Fund
                                       Inc.; Chief Legal Officer, Neuberger
                                       Berman Realty Income Fund Inc.; Chief
                                       Legal Officer, Neuberger Berman Income
                                       Opportunity Fund Inc.; Chief Legal
                                       Officer, Neuberger Berman Real Estate
                                       Securities Income Fund Inc.; Chief Legal
                                       Officer, Neuberger Berman Dividend
                                       Advantage Fund Inc.; Chief Legal Officer,
                                       Lehman Brothers First Trust Income
                                       Opportunity Fund; Chief Legal Officer,
                                       Neuberger Berman Institutional Liquidity
                                       Series; Chief Legal Officer, Lehman
                                       Brothers Institutional Liquidity Cash
                                       Management Funds; Chief Legal Officer,
                                       Institutional Liquidity Trust; Chief
                                       Legal Officer, Lehman Brothers Reserve
                                       Liquidity Funds; Chief Legal Officer,
                                       Lehman Brothers Institutional Liquidity
                                       Funds.

Edward S. Grieb                        Senior Vice President and Treasurer,
Treasurer and Chief Financial          Neuberger Berman, LLC; Treasurer,
Officer, NB Management.                Neuberger Berman Inc.


Michael J. Hanratty                    None.
Vice President, NB Management.

Milu E. Komer                          Associate Portfolio Manager,
Vice President, NB Management.         International Portfolio, a series of
                                       Neuberger Berman Advisers Management
                                       Trust; Associate Portfolio Manager,
                                       Neuberger Berman International Fund,
                                       Neuberger Berman International
                                       Institutional Fund and Neuberger Berman
                                       International Large Cap Fund, each a
                                       series of Neuberger Berman Equity Funds.

Sajjad S. Ladiwala                     Associate Portfolio Manager, Guardian
Vice President, NB Management.         Portfolio and Socially Responsive
                                       Portfolio, each a series of Neuberger
                                       Berman Advisers Management Trust;
                                       Associate Portfolio Manager, Neuberger
                                       Berman Guardian Fund and Neuberger Berman
                                       Socially Responsive Fund, each a series
                                       of Neuberger Berman Equity Funds.

Kelly M. Landron                       Portfolio Manager, Lehman Brothers
Vice President, NB Management.         Municipal Money Fund, Lehman Brothers
                                       National Municipal Money Fund, Lehman
                                       Brothers New York Municipal Money Fund
                                       and Lehman Brothers Tax-Free Money Fund, each a series of Lehman Brothers Income
                                       Funds.

Richard S. Levine                      Portfolio Manager, Lehman Brothers
Vice President, NB Management.         Strategic Income Fund, a series of Lehman
                                       Brothers Income Funds; Portfolio Manager,
                                       Neuberger Berman Dividend Advantage Fund
                                       Inc.

John A. Lovito                         Portfolio Manager, Lehman Brothers
Vice President, NB Management.         Strategic Income Fund, a series of Lehman
                                       Brothers Income Funds.

NAME                                   BUSINESS AND OTHER CONNECTIONS
----                                   ------------------------------

Arthur Moretti                         Managing Director, Neuberger Berman, LLC
Vice President, NB Management.         since June 2001; Portfolio Manager,
                                       Neuberger Berman Guardian Fund and
                                       Neuberger Berman Socially Responsive
                                       Fund, each a series of Neuberger Berman
                                       Equity Funds; Portfolio Manager, Guardian
                                       Portfolio and Socially Responsive
                                       Portfolio, each a series of Neuberger
                                       Berman Advisers Management Trust.

S. Basu Mullick                        Managing Director, Neuberger Berman, LLC;
Vice President, NB Management.         Portfolio Manager, Neuberger Berman
                                       Partners Fund and Neuberger Berman
                                       Regency Fund, each a series of Neuberger
                                       Berman Equity Funds; Portfolio Manager,
                                       Partners Portfolio and Regency Portfolio, each a series of Neuberger Berman
                                       Advisers Management Trust.

Thomas P. O'Reilly                     Portfolio Manager, Neuberger Berman
Vice President, NB Management.         Income Opportunity Fund Inc.; Portfolio
                                       Manager, Lehman Brothers First Trust
                                       Income Opportunity Fund; Portfolio
                                       Manager, Lehman Brothers Strategic Income
                                       Fund and Lehman Brothers High Income Bond
                                       Fund, each a series of Lehman Brothers
                                       Income Funds; Portfolio Manager, High
                                       Income Bond Portfolio, a series of
                                       Neuberger Berman Advisers Management
                                       Trust.

Loraine Olavarria                      None.
Assistant Secretary, NB Management.

Elizabeth Reagan                       None.
Vice President, NB Management.

Brett S. Reiner                        Associate Portfolio Manager, Neuberger
Vice President, NB Management.         Berman Genesis Fund, a series of
                                       Neuberger Berman Equity Funds. Executive
                                       Vice President, Neuberger Berman, LLC;
                                       Executive Vice

Jack L. Rivkin                         President, Neuberger Berman Inc.;
Chairman and Director, NB Management.  President and Director, Neuberger Berman
                                       Real Estate Income Fund Inc; President
                                       and Director, Neuberger Berman
                                       Intermediate Municipal Fund Inc.;
                                       President and Director, Neuberger Berman
                                       New York Intermediate Municipal Fund
                                       Inc.; President and Director, Neuberger
                                       Berman California Intermediate Municipal
                                       Fund Inc.; President and Trustee,
                                       Neuberger Berman Advisers Management
                                       Trust; President and Trustee, Neuberger
                                       Berman Equity Funds; President and
                                       Trustee, Lehman Brothers Income Funds;
                                       President and Director, Neuberger Berman
                                       Realty Income Fund Inc.; President and
                                       Director, Neuberger Berman Income
                                       Opportunity Fund Inc.; President and
                                       Director, Neuberger Berman Real Estate
                                       Securities Income Fund Inc.; President,
                                       Director and Portfolio Manager, Neuberger
                                       Berman Dividend Advantage Fund Inc.;
                                       President and Trustee, Lehman Brothers
                                       First Trust Income Opportunity Fund;
                                       President and Trustee, Neuberger Berman
                                       Institutional Liquidity Series; President and Trustee, Lehman Brothers
                                       Institutional Liquidity Cash Management
                                       Funds; President and Trustee,
                                       Institutional Liquidity Trust; President and Trustee, Lehman Brothers Reserve
                                       Liquidity Funds; President and Trustee,
                                       Lehman Brothers Institutional Liquidity
                                       Funds; Portfolio Manager, Lehman Brothers
                                       Strategic Income Fund, a series of Lehman
                                       Brothers Income Funds; Director, Dale
                                       Carnegie and Associates, Inc. since 1998;
                                       Director, Solbright, Inc. since 1998.

NAME                                   BUSINESS AND OTHER CONNECTIONS
----                                   ------------------------------

Benjamin E. Segal                      Managing Director, Neuberger Berman, LLC
Vice President, NB Management.         since November 2000, prior thereto, Vice
                                       President, Neuberger Berman, LLC;
                                       Portfolio Manager, Neuberger Berman
                                       International Fund, Neuberger Berman
                                       International Institutional Fund and
                                       Neuberger Berman International Large Cap
                                       Fund, each a series of Neuberger Berman
                                       Equity Funds; Portfolio Manager,
                                       International Portfolio, a series of
                                       Neuberger Berman Advisers Management
                                       Trust.

Michelle B. Stein                      Portfolio Manager, Neuberger Berman
Vice President, NB Management.         Dividend Advantage Fund Inc.


Peter E. Sundman                       Executive Vice President, Neuberger
President and Director,                Berman Inc. since 1999; Head of Neuberger
NB Management.                         Berman Inc.'s Mutual Funds Business
                                       (since 1999) and Institutional Business
                                       (1999 to October 2005); responsible for
                                       Managed Accounts Business and
                                       intermediary distribution since October
                                       1999; Managing Director, Neuberger Berman since 2005; formerly, Executive Vice
                                       President, Neuberger Berman, 1999 to
                                       December 2005; Director and Vice
                                       President, Neuberger & Berman Agency,
                                       Inc. since 2000; Chairman of the Board,
                                       Chief Executive Officer and Trustee,
                                       Lehman Brothers Income Funds; Chairman of the Board, Chief Executive Officer and
                                       Trustee, Neuberger Berman Advisers
                                       Management Trust; Chairman of the Board,
                                       Chief Executive Officer and Trustee,
                                       Neuberger Berman Equity Funds; Chairman
                                       of the Board, Chief Executive Officer and
                                       Director, Neuberger Berman Real Estate
                                       Income Fund Inc.; Chairman of the Board,
                                       Chief Executive Officer and Director,
                                       Neuberger Berman Intermediate Municipal
                                       Fund Inc.; Chairman of the Board, Chief
                                       Executive Officer and Director, Neuberger
                                       Berman New York Intermediate Municipal
                                       Fund Inc.; Chairman of the Board, Chief
                                       Executive Officer and Director, Neuberger
                                       Berman California Intermediate Municipal
                                       Fund Inc.; Chairman of the Board, Chief
                                       Executive Officer and Director, Neuberger
                                       Berman Realty Income Fund Inc.; Chairman of the Board, Chief Executive Officer and
                                       Director, Neuberger Berman Income
                                       Opportunity Fund Inc.; Chairman of the
                                       Board, Chief Executive Officer and
                                       Director, Neuberger Berman Real Estate
                                       Securities Income Fund Inc.; Chairman of the Board, Chief Executive Officer and
                                       Director, Neuberger Berman Dividend
                                       Advantage Fund Inc.; Chairman of the
                                       Board, Chief Executive Officer and
                                       Director, Lehman Brothers First Trust
                                       Income Opportunity Fund; Chairman of the
                                       Board, Chief Executive Officer and
                                       Trustee, Neuberger Berman Institutional
                                       Liquidity Series; Chairman of the Board,
                                       Chief Executive Officer and Trustee,
                                       Lehman Brothers Institutional Liquidity
                                       Cash Management Funds; Chairman of the
                                       Board, Chief Executive Officer and
                                       Trustee, Institutional Liquidity Trust;
                                       Chairman of the Board, Chief Executive
                                       Officer and Trustee, Lehman Brothers
                                       Reserve Liquidity Funds; Chairman of the
                                       Board, Chief Executive Officer and
                                       Trustee, Lehman Brothers Institutional
                                       Liquidity Funds; Trustee, College of
                                       Wooster.

Kenneth J. Turek                       Portfolio Manager, Balanced Portfolio,
Vice President, NB Management.         Growth Portfolio and Mid-Cap Growth
                                       Portfolio, each a series of Neuberger
                                       Berman Advisers Management Trust;
                                       Portfolio Manager, Neuberger Berman
                                       Century Fund and Neuberger Berman
                                       Manhattan Fund, each a series of
                                       Neuberger Berman Equity Funds.

NAME                                   BUSINESS AND OTHER CONNECTIONS
----                                   ------------------------------

Judith M. Vale                         Managing Director, Neuberger Berman, LLC;
Vice President, NB Management.         Portfolio Manager, Neuberger Berman
                                       Genesis Fund, a series of Neuberger
                                       Berman Equity Funds.

John T. Zielinsky                      Portfolio Manager, Neuberger Berman
Vice President, NB Management.         Century Fund, a series of Neuberger
                                       Berman Equity Funds.


      Information as to the directors and officers of Lehman Brothers Asset Management LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Lehman Brothers Asset Management LLC in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-61757) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Item 27.    Principal Underwriters.
-------     -----------------------

(a) NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

            Neuberger Berman Advisers Management Trust
            Neuberger Berman Equity Funds
            Neuberger Berman Institutional Liquidity Series
            Lehman Brothers Institutional Liquidity Cash Management Funds Lehman Brothers Institutional Liquidity Funds
            Lehman Brothers Reserve Liquidity Funds

(b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

                            POSITIONS AND OFFICES          POSITIONS AND OFFICES
   NAME                     WITH UNDERWRITER               WITH REGISTRANT
   ----                     ----------------               ---------------
   Joseph V. Amato          Director                       None
   Ann H. Benjamin          Vice President                 None
   Michael L. Bowyer        Vice President                 None
   Claudia A. Brandon       Vice President/
                            Mutual Fund Board              Secretary
                            Relations & Assistant
                            Secretary
   Steven R. Brown          Vice President                 None
   David H. Burshtan        Vice President                 None
   Lori B. Canell           Vice President                 None
   Robert Conti             Senior Vice President          Vice
                                                           President
   Robert B. Corman         Vice President                 None
   Robert W. D'Alelio       Vice President                 None
   John E. Dugenske         Vice President                 None
   Ingrid Dyott             Vice President                 None
   Michael F. Fasciano      Vice President                 None
   Janet A. Fiorenza        Vice President                 None
   William J. Furrer        Vice President                 None

                            POSITIONS AND OFFICES          POSITIONS AND OFFICES
   NAME                     WITH UNDERWRITER               WITH REGISTRANT
   ----                     ----------------               ---------------
   Brian J. Gaffney         Senior Vice President          Vice President
   Maxine L. Gerson         Secretary                      Chief Legal Officer
                                                           (only for purposes of
                                                           sections 307 and 406
                                                           of the Sarbanes -
                                                           Oxley Act of 2002)
   Edward S. Grieb          Treasurer and Chief
                            Financial Officer              None
   Michael J. Hanratty      Vice President                 None
   Milu E. Komer            Vice President                 None
   Sajjad S. Ladiwala       Vice President                 None
   Richard S. Levine        Vice President                 None
   John A. Lovito           Vice President                 None
   Kelly M. Landron         Vice President                 None
   Arthur Moretti           Vice President                 None
   S. Basu Mullick          Vice President                 None
   Thomas P. O'Reilly       Vice President                 None
   Loraine Olavarria        Assistant Secretary            None
   Elizabeth Reagan         Vice President                 None
   Brett S. Reiner          Vice President                 None
   Jack L. Rivkin           Chairman and Director          President and Trustee
   Benjamin E. Segal        Vice President                 None
   Michelle B. Stein        Vice President                 None
   Kenneth J. Turek         Vice President                 None
   Peter E. Sundman         President and Director         Chairman of the
                                                           Board, Chief
                                                           Executive Officer
                                                           and Trustee
   Judith M. Vale           Vice President                 None
   Chamaine Williams        Chief Compliance Officer       Chief Compliance
                                                           Officer
   John T. Zielinsky        Vice President                 None

(c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 28.    Location of Accounts and Records.
-------     ---------------------------------

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-Laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158-0180.

Item 29.    Management Services.
-------     --------------------

Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

Item 30.    Undertakings.
-------     -------------

None.

                                   SIGNATURES



      Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 58 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 14th day of September 2007.



                                          LEHMAN BROTHERS INCOME FUNDS


                                          By:   /s/ Jack L. Rivkin
                                               -------------------------------
                                          Name:  Jack L. Rivkin*
                                          Title: President and Trustee


Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 58 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                           Title                    Date
---------                           -----                    ----

                                  Chairman of
                                   the Board,
                                Chief Executive
                                  Officer and
/s/ Peter E. Sundman                Trustee              September 14, 2007
----------------------------
Peter E. Sundman*

                                   President
/s/ Jack L. Rivkin                and Trustee            September 14, 2007
----------------------------
Jack L. Rivkin*

                                 Treasurer and
                              Principal Financial
                                 and Accounting
/s/ John M. McGovern                 Officer             September 12, 2007
----------------------------
John M. McGovern

/s/ John Cannon                      Trustee             September 14, 2007
----------------------------
John Cannon*

/s/ Faith Colish                     Trustee             September 14, 2007
----------------------------
Faith Colish*

/s/ Martha C. Goss                   Trustee             September 14, 2007
----------------------------
Martha C. Goss*

/s/ C. Anne Harvey                   Trustee             September 14, 2007
----------------------------
C. Anne Harvey*

/s/ Robert A. Kavesh                 Trustee             September 14, 2007
----------------------------
Robert A. Kavesh*

/s/ Michael M. Knetter               Trustee             September 14, 2007
----------------------------
Michael M. Knetter*

Signature                           Title                    Date
---------                           -----                    ----


/s/ Howard A. Mileaf                 Trustee             September 14, 2007
----------------------------
Howard A. Mileaf*

/s/ George W. Morriss                Trustee             September 14, 2007
----------------------------
George W. Morriss*

/s/ Edward I. O'Brien                Trustee             September 14, 2007
----------------------------
Edward I. O'Brien*

/s/ William E. Rulon                 Trustee             September 14, 2007
----------------------------
William E. Rulon*

/s/ Cornelius T. Ryan                Trustee             September 14, 2007
----------------------------
Cornelius T. Ryan*

/s/ Tom D. Seip                      Trustee             September 14, 2007
----------------------------
Tom D. Seip*

/s/ Candace L. Straight              Trustee             September 14, 2007
----------------------------
Candace L. Straight*

/s/ Peter P. Trapp                   Trustee             September 14, 2007
----------------------------
Peter P. Trapp*

*Signatures affixed by Lori L. Schneider on September 14, 2007 pursuant to powers of attorney filed with Post-Effective Amendment No. 51, No. 54 and No. 57 to Registrant's Registration Statement, File Nos. 002-85229 and 811-03802 on December 29, 2006, July 2, 2007 and September 10, 2007, respectively.